UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05601

SEI Institutional International Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2019

Date of reporting period: March 31, 2019

Item 1.	Reports to Stockholders.

SEI New ways. New answers.®

March 31, 2019

SEMI-ANNUAL REPORT

SEI Institutional International Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 94.2%
Argentina – 0.0%
Ternium SA ADR	25,885	$705

Australia – 2.4%
Alumina Ltd	397,740	684
Aristocrat Leisure Ltd	678,086	11,806
ASX Ltd	31,001	1,538
Avita Medical *	16,482,316	3,337
BlueScope Steel Ltd	539,374	5,345
Coca-Cola Amatil	96,571	593
Cochlear Ltd	75,690	9,317
Computershare Ltd	74,891	909
CSL Ltd	130,187	18,028
Downer EDI Ltd	147,742	806
Evolution Mining	73,185	190
Fortescue Metals Group Ltd	1,405,171	7,097
Goodman Group ‡	114,723	1,088
Insurance Australia Group Ltd	1,253,315	6,837
LendLease Group	117,612	1,034
Macquarie Group Ltd	14,933	1,373
Mount Gibson Iron	236,847	156
Orora Ltd	275,440	585
OZ Minerals Ltd	289,519	2,180
Qantas Airways Ltd	2,343,806	9,423
Rio Tinto Ltd	21,922	1,525
Santos Ltd	538,807	2,614
SEEK Ltd	39,185	488
South32 Ltd	3,439,266	9,113
Treasury Wine Estates Ltd	116,514	1,236
Woodside Petroleum	7,453	183

		97,485

Austria – 0.6%
Avita Medical ADR *	593,206	2,503
BAWAG Group AG (A)	224,602	9,922
CA Immobilien Anlagen AG	15,115	547
Erste Group Bank AG	56,659	2,084

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OMV AG	153,671	$8,346
Raiffeisen Bank International AG	51,376	1,154
Verbund - Oesterreichische Elektrizitaetswirtschafts, Cl A	13,474	647

		25,203

Belgium – 1.2%
Ageas	385,812	18,628
AGFA-Gevaert NV *	99,647	415
Colruyt SA	16,384	1,212
Groupe Bruxelles Lambert SA	115,033	11,188
KBC Group NV	122,592	8,573
Proximus SADP	13,129	379
UCB SA	108,176	9,300
Umicore SA	16,711	743

		50,438

Brazil – 0.3%
Banco do Brasil SA *	66,800	832
Cia de Saneamento Basico do Estado de Sao Paulo *	211,700	2,266
Cosan SA	36,700	400
IRB Brasil Resseguros S/A	245,400	5,738
Porto Seguro SA	19,272	266
TOTVS SA	127,100	1,288

		10,790

Canada – 3.6%
Alimentation Couche-Tard Inc, Cl B	141,261	8,324
Bank of Montreal	70,800	5,299
Canadian Imperial Bank of Commerce (B)	186,010	14,703
Canadian Natural Resources Ltd	519,856	14,296
Canadian Pacific Railway Ltd	74,714	15,393
Cogeco Communications Inc	4,070	260
Constellation Software Inc/Canada	600	509
Dollarama Inc	176,667	4,714
Encana Corp	2,546,590	18,452
Gildan Activewear Inc	423,753	15,241
Manulife Financial Corp	1,065,818	18,030
Royal Bank of Canada	149,493	11,282
Suncor Energy Inc	230,130	7,461
Toronto-Dominion Bank/The	187,186	10,161

		144,125

Chile – 0.0%
Enel Americas SA ADR	10,000	89

China – 1.5%
Alibaba Group Holding Ltd ADR *	72,580	13,242
Baidu Inc ADR *	138,824	22,885
Bosideng International Holdings	15,170,000	3,711
China Railway Group Ltd, Cl H	487,000	444
Industrial & Commercial Bank of China Ltd, Cl H	1,339,000	981
Sinotruk Hong Kong Ltd (B)	153,254	326

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STMicroelectronics NV	198,813	$2,939
Tencent Holdings Ltd	320,700	14,748

		59,276

Denmark – 2.2%
Ambu, Cl B	45,941	1,217
Chr Hansen Holding A/S	131,157	13,308
Coloplast A/S, Cl B	13,253	1,456
Demant *	22,406	663
DSV A/S	91,215	7,551
GN Store Nord A/S	61,118	2,840
H Lundbeck A/S (B)	177,657	7,696
ISS A/S	549,289	16,730
Novo Nordisk A/S, Cl B	378,431	19,830
Orsted A/S (A)	36,597	2,776
Rockwool International A/S, Cl B	1,695	397
Scandinavian Tobacco Group A/S (A)	1,043,814	13,031
Tryg A/S (B)	23,381	642

		88,137

Finland – 0.8%
Elisa OYJ, Cl A	27,749	1,253
Fortum OYJ (B)	80,898	1,656
Kesko, Cl B	5,808	354
Neste Oyj	163,949	17,488
Orion Oyj, Cl B (B)	103,112	3,869
Stora Enso OYJ, Cl R	102,724	1,257
UPM-Kymmene OYJ	107,750	3,146
Valmet OYJ	57,986	1,469

		30,492

France – 7.2%
Aeroports de Paris	6,078	1,177
Air Liquide SA	69,685	8,869
Airbus SE	29,849	3,952
Alstom SA *	12,938	561
Arkema SA	39,547	3,768
Atos SE	13,175	1,272
BNP Paribas SA	356,138	17,039
Boiron SA	1,900	112
Carrefour SA	1,297,859	24,264
Casino Guichard Perrachon (B)	3,844	167
Christian Dior SE	338	161
CNP Assurances	36,439	803
Covivio ‡	7,765	825
Criteo ADR *	33,726	676
Danone	46,518	3,588
Dassault Aviation SA	458	676
Dassault Systemes SE	10,865	1,620
Edenred	38,354	1,747
Eiffage SA	15,499	1,491
Electricite de France SA	185,064	2,533
Engie SA	408,753	6,095
Eramet	1,022	57

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EssilorLuxottica	110,728	$12,107
Gaztransport Et Technigaz	5,621	512
Gecina SA ‡	6,489	960
Hermes International	6,416	4,237
Iliad	2,073	208
Ingenico Group	41,243	2,946
Ipsen SA	58,112	7,974
IPSOS	18,645	467
Kering SA	20,665	11,862
Korian	12,028	487
L’Oreal SA	44,324	11,935
LVMH Moet Hennessy Louis Vuitton SE	51,512	18,966
Neopost	25,812	618
Pernod Ricard SA	129,556	23,276
Peugeot SA	467,710	11,417
Publicis Groupe SA	253,514	13,587
Remy Cointreau SA	1,993	266
Safran SA	46,051	6,321
Sanofi	222,022	19,630
Sartorius Stedim Biotech	9,958	1,262
Schneider Electric SE	94,473	7,419
SCOR SE	33,377	1,423
SES, Cl A	77,811	1,211
Societe BIC	934	83
SPIE SA (B)	261,185	4,622
Suez	13,032	173
TechnipFMC PLC	141,390	3,309
Teleperformance	5,473	984
Thales SA	93,968	11,263
TOTAL SA	439,752	24,452
Ubisoft Entertainment SA *	37,738	3,363
Valeo SA	91,558	2,658

		291,451

Germany – 7.7%
adidas AG	52,143	12,682
Allianz SE	59,676	13,286
AURELIUS Equity Opportunities SE & Co
KGaA (B)	250,264	11,403
Axel Springer SE	3,167	164
BASF SE	361,560	26,604
Bayer AG	329,384	21,303
Brenntag AG	116,584	6,009
Continental AG	29,452	4,438
CTS Eventim AG & Co KGaA	181,573	8,612
Delivery Hero *(A)	4,623	167
Deutsche Boerse AG	86,003	11,038
Deutsche Lufthansa AG	372,047	8,173
Deutsche Post AG	800,470	26,065
Deutsche Telekom	367,517	6,105
Deutsche Wohnen AG	26,841	1,303
Gerresheimer AG	96,442	7,255
Hamburger Hafen und Logistik AG	21,501	492

2	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hannover Rueck SE	7,332	$1,054
HOCHTIEF AG	32,980	4,777
Infineon Technologies AG	943,400	18,734
Innogy SE (A)	15,291	708
KION Group AG	52,079	2,724
Kloeckner & Co SE	96,437	710
Linde	170,655	29,893
MTU Aero Engines Holding	8,910	2,019
QIAGEN *	5,213	212
RWE AG	31,336	841
SAP SE	357,791	41,380
SAP SE ADR	81,828	9,448
Scout24 AG (A)(B)	105,326	5,459
Siemens AG	178,683	19,249
TUI AG	417,764	4,006
Uniper SE	43,887	1,325
Vonovia SE	41,336	2,145
Wirecard AG (B)	21,526	2,700

		312,483

Greece – 0.0%
Aegean Airlines SA	12,601	117

Hong Kong – 2.4%
AIA Group Ltd	2,424,400	24,136
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	32
China Merchants Port Holdings Co Ltd	2,107,720	4,489
China Mobile Ltd	2,490,740	25,383
CLP Holdings Ltd	81,500	945
Dairy Farm International Holdings	40,800	342
Galaxy Entertainment Group Ltd *	1,326,000	9,029
Hang Seng Bank Ltd	81,200	2,004
HK Electric Investments & HK Electric Investments Ltd	472,000	482
HKT Trust & HKT Ltd	686,000	1,103
Hong Kong & China Gas	693,000	1,661
Hysan Development Co Ltd	53,000	284
Link REIT ‡	93,000	1,088
Logan Property Holdings	214,000	354
NagaCorp	764,000	1,069
Poly Property Group	230,000	90
Samsonite International SA (A)	3,237,511	10,372
Swire Pacific, Cl A	87,500	1,126
Techtronic Industries Co Ltd	1,982,000	13,319
Wharf Real Estate Investment Co Ltd	116,000	864

		98,172

Hungary – 0.0%
MOL Hungarian Oil & Gas PLC	128,857	1,475

India – 0.4%
HDFC Bank Ltd ADR	125,247	14,517

Indonesia – 0.0%
Bukit Asam Tbk PT	2,402,400	709

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ireland – 1.5%
AIB Group PLC	2,719,550	$12,220
Experian PLC	624,677	16,923
ICON PLC *	108,273	14,788
Kerry Group PLC, Cl A	100,541	11,233
Ryanair Holdings PLC ADR *	89,727	6,724

		61,888

Israel – 1.5%
Bank Hapoalim BM	878,266	5,823
Bank Leumi Le-Israel BM	2,546,791	16,635
Check Point Software Technologies Ltd *	166,536	21,065
First International Bank Of Israel Ltd	57,640	1,359
International Flavors & Fragrances	0	–
Israel Chemicals	133,589	696
Israel Discount Bank Ltd, Cl A	574,044	1,985
Mizrahi Tefahot Bank Ltd	54,493	1,121
Nice Ltd ADR *(B)	69,338	8,495
NICE Systems *	26,205	3,108

		60,287

Italy – 2.3%
Davide Campari-Milano	25,681	252
Eni SpA	51,489	911
ERG SpA	85,176	1,613
EXOR NV	127,560	8,293
Ferrari NV	11,807	1,584
Fiat Chrysler Automobiles NV	562,058	8,376
Hera SpA	739,313	2,676
Italgas	49,281	305
Maire Tecnimont SpA	189,106	721
Mediobanca Banca di Credito Finanziario SpA	22,541	234
Moncler	36,141	1,458
Piaggio & C	140,715	344
Poste Italiane SpA (A)	89,045	867
Recordati SpA	221,109	8,618
Saras SpA	692,920	1,285
Societa Iniziative Autostradali e Servizi SpA	122,640	2,126
Telecom Italia *	399,617	249
Telecom Italia RNC	566,364	322
Tenaris SA	1,435,361	20,170
UniCredit SpA	2,411,011	30,938

		91,342

Japan – 15.8%
77 Bank Ltd/The	71,900	1,005
Aeon Co Ltd	120,700	2,526
AGC	158,000	5,539
Alfresa Holdings Corp	29,100	828
Arcland Sakamoto Co Ltd	42,900	581
Asahi Group Holdings Ltd	34,800	1,550
Asahi Kasei Corp	10,400	107
Asics	30,500	409

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Astellas Pharma	31,600	$474
Bandai Namco Holdings Inc	266,800	12,510
Bridgestone Corp	194,800	7,508
Canon Marketing Japan Inc	144,800	2,848
Capcom Co Ltd	174,900	3,919
Casio Computer	32,400	423
Chubu Electric Power	50,300	786
Chugoku Electric Power	51,900	648
CyberAgent Inc	18,300	746
Dai Nippon Printing Co Ltd	486,500	11,635
Daiichi Sankyo Co Ltd	191,400	8,819
Daikin Industries Ltd	91,200	10,687
Daito Trust Construction Co Ltd	63,600	8,866
Daiwa House Industry Co Ltd	230,100	7,316
East Japan Railway Co	187,400	18,082
Eisai Co Ltd	26,100	1,465
Electric Power Development	7,000	171
FamilyMart UNY Holdings Co Ltd	50,800	1,295
FANUC Corp	88,700	15,130
Fast Retailing	2,600	1,222
FUJIFILM Holdings Corp	254,100	11,557
Fujitsu Ltd	177,700	12,821
Goldcrest Co Ltd	19,294	260
Hakuhodo DY Holdings Inc	117,500	1,887
Haseko Corp	515,300	6,481
Hikari Tsushin Inc	2,700	512
Hoya Corp	100,400	6,630
Idemitsu Kosan Co Ltd	44,656	1,495
IHI Corp	24,600	591
Iida Group Holdings Co Ltd	12,500	226
ITOCHU Corp	239,400	4,331
Japan Airlines Co Ltd	316,000	11,131
Japan Post Bank	92,700	1,013
Japan Post Holdings Co Ltd	313,900	3,675
Japan Post Insurance	9,600	208
Japan Prime Realty Investment, Cl A ‡	113	466
Japan Real Estate Investment, Cl A ‡	86	507
JXTG Holdings Inc	611,400	2,798
Kansai Paint Co Ltd	8,900	170
Kao Corp	94,500	7,443
KDDI Corp	890,200	19,182
Keihan Holdings	18,600	782
Keio	15,700	1,014
Keisei Electric Railway Co Ltd	7,100	258
Keyence Corp	51,200	31,904
Kikkoman Corp	28,700	1,408
Kirin Holdings Co Ltd	112,300	2,681
Kobayashi Pharmaceutical Co Ltd	2,400	203
Kohnan Shoji Co Ltd	33,900	841
Kokuyo Co Ltd	68,700	1,008
Konami Holdings Corp	112,600	4,888
Kose Corp	58,600	10,763

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
K’s Holdings Corp	154,800	$1,373
Kura Corp	7,000	321
Kyushu Electric Power	24,100	285
Mabuchi Motor Co Ltd	406,500	14,139
Marubeni Corp	516,400	3,569
Marui Group (B)	38,400	775
McDonald’s Holdings Co Japan Ltd	10,600	490
Medipal Holdings Corp	24,100	573
Mitsubishi Chemical Holdings Corp	34,500	243
Mitsubishi Corp	55,600	1,544
Mitsubishi UFJ Financial Group	776,100	3,856
Mitsui & Co Ltd	35,900	557
Mixi Inc	141,600	3,272
Mizuho Financial Group	1,864,800	2,886
Mizuno Corp	23,400	542
Mochida Pharmaceutical Co Ltd	17,400	893
MS&AD Insurance Group Holdings Inc	572,800	17,440
NET One Systems	692,700	17,442
NGK Spark Plug	26,800	497
Nidec Corp	12,300	1,559
Nihon Unisys Ltd	79,000	2,093
Nikon Corp	363,400	5,125
Nippon Building Fund Inc, Cl A	183	1,240
Nippon Telegraph & Telephone Corp	144,900	6,157
Nippon Telegraph & Telephone Corp ADR	486,568	20,786
Nissan Chemical Corp	26,500	1,214
Nisshin Seifun Group Inc	34,500	792
Nomura Real Estate Master Fund Inc ‡	140	206
North Pacific Bank Ltd	232,900	583
NTT Data Corp	310,900	3,430
Obic Co Ltd	11,700	1,180
Oji Holdings Corp	70,300	436
Oriental Land Co Ltd/Japan	41,100	4,668
Otsuka Corp	39,400	1,472
Pan Pacific International Holdings	17,200	1,139
Panasonic Corp	815,200	7,028
Park24	17,100	371
Recruit Holdings Co Ltd	141,300	4,035
Resona Holdings Inc	158,600	687
Rohm Co Ltd	207,100	12,910
Rohto Pharmaceutical Co Ltd	12,200	313
Ryohin Keikaku Co Ltd	1,200	304
Saizeriya Co Ltd	30,000	578
Sanwa Shutter	485,200	5,773
SBI Holdings Inc/Japan	44,800	998
Seiko Holdings Corp	28,400	676
Sekisui House Ltd	743,400	12,304
Seven & i Holdings Co Ltd	263,600	9,945
SG Holdings	8,700	254
Shimadzu	1,100	32
Shinsei Bank *	21,500	306
Shionogi & Co Ltd	137,600	8,518

4	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shiseido Co Ltd	37,800	$2,728
Shizuoka Bank	33,100	252
Showa Corp	45,600	582
SMC Corp/Japan	16,200	6,078
Sojitz Corp	184,500	650
Sompo Holdings Inc	367,200	13,595
Sony Corp	140,000	5,875
Sony Financial Holdings Inc	31,700	598
SUMCO Corp	14,200	158
Sumitomo Corp	216,700	2,997
Sumitomo Dainippon Pharma Co Ltd	90,100	2,228
Sumitomo Mitsui Financial Group Inc	375,700	13,156
Sumitomo Mitsui Trust Holdings Inc	432,322	15,530
Suzuken Co Ltd/Aichi Japan	55,100	3,191
T&D Holdings Inc	73,200	770
Taisho Pharmaceutical Holdings	7,500	715
Takeda Pharmaceutical ADR (B)	83,793	1,707
Takeda Pharmaceutical Co Ltd	1,176,200	48,043
Takuma	24,500	292
TDK	3,600	282
Terumo Corp	37,200	1,136
TIS Inc	69,000	3,267
Tochigi Bank Ltd/The	65,000	138
Toho Gas Co Ltd	15,100	678
Tohoku Electric Power	18,500	236
Tokio Marine Holdings	4,200	203
Tokyo Electric Power Co Holdings Inc *	1,223,500	7,738
Tokyu	25,200	440
Tomy	55,500	573
Towa Pharmaceutical	9,900	261
Toyo Seikan Group Holdings	27,000	553
Toyota Motor Corp	107,600	6,306
Toyota Motor Corp ADR	148,433	17,518
Ube Industries Ltd	151,100	3,106
United Urban Investment Corp	298	471
Wacoal Holdings Corp	418,852	10,414
Yamaha Corp	27,400	1,369
Yamato Holdings Co Ltd	39,000	1,007
Yokogawa Electric Corp	13,500	279

		639,158

Jordan – 0.0%
Hikma Pharmaceuticals PLC	40,046	935

Malaysia – 0.0%
Tenaga Nasional Bhd	119,431	370

Malta – 0.0%
BGP Holdings *(C)	198,683	–

Mexico – 0.3%
Alfa SAB de CV, Cl A	458,438	486
Mexichem SAB de CV	445,540	1,066

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wal-Mart de Mexico SAB de CV	3,487,100	$9,328

		10,880

Netherlands – 6.8%
ABN AMRO Group NV	81,140	1,831
Aegon NV	1,061,970	5,108
AerCap Holdings NV *	202,847	9,441
Akzo Nobel	248,090	22,004
ASML Holding NV	93,449	17,544
ASR Nederland NV	213,849	8,908
Basic-Fit *(A)	227,348	7,658
Heineken Holding NV	97,131	9,739
Heineken NV	102,406	10,818
ING Groep NV	2,417,370	29,272
Koninklijke Ahold Delhaize NV	645,799	17,204
Koninklijke DSM NV	134,489	14,672
Koninklijke KPN	641,411	2,035
Koninklijke Philips NV	290,160	11,832
Koninklijke Volkerwessels NV	31,666	654
NN Group NV	179,025	7,444
NXP Semiconductors NV	137,290	12,135
RELX PLC	79,579	1,702
Royal Dutch Shell PLC, Cl A	617,080	19,387
Royal Dutch Shell PLC, Cl B	773,655	24,477
Royal Dutch Shell PLC ADR, Cl B (B)	278,352	17,801
Unilever NV	22,255	1,294
Wolters Kluwer NV	289,376	19,723

		272,683

New Zealand – 0.1%
Air New Zealand Ltd	708,250	1,225
Fisher & Paykel Healthcare Corp Ltd	86,583	927
Ryman Healthcare	22,276	186
Spark New Zealand Ltd	145,489	377

		2,715

Norway – 2.0%
Aker BP ASA	16,306	581
Atlantic Sapphire *	2,144,435	22,536
Equinor ASA	59,156	1,297
Magseis Fairfield *(B)	6,139,234	10,516
Mowi	1,161,116	25,955
Northern Drilling Ltd *	596,449	3,754
Salmar ASA	35,717	1,716
Telenor ASA	631,330	12,661

		79,016

Portugal – 0.2%
Altri SGPS SA	55,465	435
CTT Correios de Portugal	99,092	287
Energias de Portugal	52,507	206
Galp Energia SGPS SA, Cl B	401,083	6,431
NOS SGPS	8,704	56

		7,415

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Russia – 0.2%
Novolipetsk Steel PJSC GDR	40,708	$1,045
Severstal PJSC GDR	63,347	988
Tatneft PJSC ADR	73,492	5,086

		7,119

Singapore – 1.2%
CapitaLand Commercial Trust ‡	114,000	163
City Developments Ltd	1,961,900	13,108
ComfortDelgro	113,600	216
DBS Group Holdings Ltd	1,138,200	21,201
Genting Singapore Ltd	466,300	358
Hong Leong Finance Ltd	108,881	219
Oversea-Chinese Banking Corp Ltd	1,035,000	8,444
Singapore Airlines Ltd	123,800	883
Singapore Exchange Ltd	381,600	2,059
Singapore Technologies Engineering Ltd	75,100	207
United Overseas Bank Ltd	9,500	177

		47,035

South Africa – 0.1%
Investec PLC	416,323	2,407
Reunert Ltd	92,931	458
Telkom SA SOC Ltd	141,818	717

		3,582

South Korea – 1.9%
BNK Financial Group Inc	233,297	1,373
Daelim Industrial Co Ltd	13,393	1,137
Korea Electric Power Corp *	7,396	195
KT Corp ADR *	490,614	6,103
LG Display Co Ltd *	58,764	1,010
LG Electronics Inc	45,439	3,006
Meritz Securities	156,827	675
Samsung Electronics Co Ltd	471,239	18,537
SK Hynix Inc	33,934	2,218
SK Innovation Co Ltd	23,209	3,670
SK Telecom Co Ltd	86,872	19,248
SK Telecom Co Ltd ADR	742,654	18,188

		75,360

Spain – 1.4%
ACS Actividades de Construccion y Servicios SA	238,811	10,501
Amadeus IT Group SA, Cl A	134,072	10,749
Applus Services	49,105	587
Bankinter SA	85,520	652
CaixaBank SA	2,035,083	6,362
Cia de Distribucion Integral Logista Holdings SA	22,645	534
Enagas	10,045	293
Ence Energia y Celulosa SA	168,673	939
Endesa SA	15,314	391
Industria de Diseno Textil SA	126,549	3,723
Mapfre SA	90,080	248

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Naturgy Energy Group	63,264	$1,771
Red Electrica Corp SA	23,009	491
Repsol SA	173,695	2,976
Telefonica	300,419	2,519
Unicaja Banco SA (A)	11,477,455	12,346

		55,082

Sweden – 1.5%
Assa Abloy AB, Cl B	113,514	2,456
Atlas Copco AB, Cl A	254,654	6,854
Axfood	48,823	911
Betsson (B)	203,606	1,548
Epiroc AB, Cl A	62,006	628
Epiroc AB, Cl B	49,755	477
Getinge, Cl B	13,986	163
Hexagon AB, Cl B	174,430	9,121
ICA Gruppen (B)	90,647	3,645
Lundin Petroleum AB	32,570	1,105
Millicom International Cellular SA	231,497	14,089
Oriflame Holding AG (B)	25,811	497
Sandvik AB	213,668	3,479
Securitas, Cl B	26,073	422
Swedbank AB, Cl A (B)	254,151	3,599
Swedish Match AB	118,489	6,054
Swedish Orphan Biovitrum AB *	132,051	3,105
Telefonaktiebolaget LM Ericsson, Cl B	49,205	453
Telia	395,885	1,791

		60,397

Switzerland – 7.5%
ABB Ltd	1,334,589	25,073
Adecco Group AG	218,395	11,649
Aryzta AG *	3,264,295	4,468
Baloise Holding AG	10,010	1,653
Barry Callebaut AG	371	670
Chocoladefabriken Lindt & Sprungli	233	2,870
Cie Financiere Richemont SA	165,694	12,069
Dufry	2,222	233
Geberit AG	18,435	7,534
Givaudan SA	5,022	12,829
Julius Baer Group Ltd	187,575	7,577
Lonza Group AG	41,479	12,861
Nestle SA	153,854	14,661
Novartis AG	301,358	28,983
Partners Group Holding AG	13,703	9,962
Roche Holding AG	208,583	57,460
Schindler Holding AG	2,525	523
SGS SA	3,261	8,114
SIG Combibloc Group *	514,972	5,274
Sika AG (B)	81,540	11,389
Sonova Holding AG	52,468	10,379
Straumann Holding AG	824	672
Swiss Life Holding AG	38,672	17,027
Swiss Re AG	44,382	4,335

6	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Swisscom AG (B)	2,642	$1,292
Tecan Group AG	3,617	853
Temenos Group	55,025	8,111
UBS Group AG	1,745,018	21,138
Vifor Pharma AG	9,178	1,241
Zurich Insurance Group AG	9,098	3,011

		303,911

Taiwan – 0.6%
China Development Financial Holding Corp	3,016,000	1,008
L.M. Development Co Ltd	12,000	16
MediaTek Inc	787,000	7,214
Simplo Technology Co Ltd	158,000	1,395
Taiwan Semiconductor Manufacturing Co Ltd ADR	316,585	12,967

		22,600

Thailand – 0.0%
Bangchak Corp PCL	989,000	1,005
PTT Exploration & Production PCL	302,000	1,194

		2,199

Turkey – 0.1%
Akbank T.A.S. *	2,676,315	2,994
Turkiye Halk Bankasi (B)	1,180,311	1,333

		4,327

United Kingdom – 14.8%
3i Group PLC	236,385	3,033
Abcam PLC	60,000	887
Admiral Group PLC	22,763	644
Anglo American PLC	101,255	2,709
Aon PLC	52,200	8,911
Ashtead Group PLC	53,582	1,293
AstraZeneca PLC	264,400	21,137
Auto Trader Group (A)	67,028	456
Aviva PLC	3,089,858	16,604
Balfour Beatty PLC	2,483,272	8,481
Bank of Ireland Group PLC	1,743,248	10,374
Barclays PLC	11,089,590	22,352
Berkeley Group Holdings PLC	7,276	350
BHP Group	68,297	1,645
BP PLC	3,403,736	24,771
BP PLC ADR	181,995	7,957
British American Tobacco PLC	661,970	27,551
British Land	25,721	197
BT Group, Cl A	585,288	1,700
Bunzl PLC	403,663	13,318
Burberry Group PLC	68,495	1,744
Burford Capital	355,972	7,820
Carnival PLC	184,963	9,074
Centrica	118,482	176
Cobham PLC *	8,845,252	12,713
Compass Group PLC	1,406,828	33,080
Computacenter PLC	62,379	899

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CRH PLC	188,190	$5,824
Croda International PLC	26,496	1,739
DCC PLC	63,735	5,510
Evraz PLC	828,529	6,698
Ferguson PLC	336,285	21,402
Ferrexpo	524,939	1,694
Fevertree Drinks	126,186	4,964
Games Workshop Group PLC	7,754	318
GlaxoSmithKline PLC	537,883	11,192
Greggs	9,804	235
Hargreaves Lansdown PLC	48,139	1,169
Hays PLC	1,583,408	3,095
HSBC Holdings PLC	96,353	783
Inchcape PLC	122,789	914
Indivior PLC *	568,551	712
InterContinental Hotels Group	17,544	1,055
International Consolidated Airlines Group	656,208	4,378
Intertek Group PLC	30,747	1,946
Investec PLC	407,105	2,346
J Sainsbury	313,791	964
Johnson Matthey PLC	185,836	7,608
Kingfisher PLC	3,183,244	9,739
Legal & General Group PLC	1,171,749	4,203
Lloyds Banking Group PLC	28,036,965	22,702
London Stock Exchange Group PLC	190,968	11,822
Meggitt	32,942	216
Micro Focus International PLC	551,985	14,360
Mondi PLC	85,886	1,900
NMC Health PLC	17,596	524
Pagegroup PLC	128,208	785
Pearson PLC	293,912	3,202
Persimmon PLC	52,847	1,494
Prudential PLC	1,828,298	36,629
QinetiQ Group PLC	319,745	1,255
Reckitt Benckiser Group PLC	143,849	11,963
RELX PLC	1,013,803	21,685
Rentokil Initial	2,168,115	9,981
Rolls-Royce Holdings PLC	1,651,229	19,434
Royal Bank of Scotland Group PLC	5,800,199	18,668
Royal Mail PLC	150,459	467
RSA Insurance Group PLC	197,746	1,308
Schroders PLC	93,884	3,306
Segro PLC ‡	191,650	1,682
Spectris PLC	137,856	4,509
SSE PLC	1,328,733	20,552
SSP Group PLC	137,139	1,237
St James’s Place PLC	734,571	9,840
Stagecoach Group	137,645	275
Tate & Lyle PLC	322,683	3,052
Taylor Wimpey PLC	86,891	199
Tesco PLC	5,346,142	16,169
Vodafone Group PLC	9,120,525	16,615

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wm Morrison Supermarkets PLC	343,356	$1,018

		595,213

United States – 4.1%
Accenture PLC, Cl A	93,566	16,469
ASML Holding, Cl G	40,170	7,554
Atlassian, Cl A *	17,637	1,982
Axis Capital Holdings Ltd	337,488	18,488
Chubb Ltd	95,146	13,328
Coca-Cola European Partners PLC	24,591	1,272
Core Laboratories NV	99,749	6,876
Flex Ltd *	1,066,873	10,669
Guidewire Software *	47,590	4,624
IQVIA Holdings *	36,566	5,260
Mettler-Toledo International Inc *	20,000	14,460
Microsoft Corp	95,570	11,272
Nomad Foods Ltd *	298,265	6,100
Norwegian Cruise Line Holdings *	48,204	2,649
ResMed	105,233	10,941
Sensata Technologies Holding PLC *	215,213	9,689
Shopify Inc, Cl A *	85,235	17,611
Visa, Cl A	52,886	8,260

		167,504

Total Common Stock (Cost $3,591,532) ($ Thousands)		3,796,682

PREFERRED STOCK – 1.5%

Brazil – 0.0%
Telefonica Brasil SA (D)	104,900	1,280

Germany – 1.0%
Henkel AG & Co KGaA (D)	28,288	2,890
Sartorius (D)	6,052	1,039
Volkswagen AG (D)	218,901	34,490

		38,419

South Korea – 0.5%
Hyundai Motor Co (D)	111,832	6,818
Samsung Electronics Co Ltd (D)	398,400	12,723

		19,541

Total Preferred Stock (Cost $63,428) ($ Thousands)		59,240

AFFILIATED PARTNERSHIP – 2.3%
SEI Liquidity Fund, L.P. 2.480% **†(E)	92,650,961	92,654

Total Affiliated Partnership (Cost $92,651) ($ Thousands)		92,654

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.4%
SEI Daily Income Trust, Government Fund, Cl F 2.220%**†	57,943,459	$57,943

Total Cash Equivalent (Cost $57,943) ($ Thousands)		57,943

Total Investments in Securities — 99.4% (Cost $3,805,554) ($ Thousands)		$4,006,519

8	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
DJ Euro Stoxx 50 Index	661	Jun-2019	$23,908	$24,285	$411
FTSE 100 Index	141	Jun-2019	13,056	13,250	287
Hang Seng Index	9	Apr-2019	1,646	1,667	21
SPI 200 Index	58	Jun-2019	6,367	6,356	(9)
TOPIX Index	116	Jun-2019	16,600	16,684	(34)

			$61,577	$62,242	$676

Percentages are based on Net Assets of $4,031,231 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $65,594 ($ Thousands), representing 1.6% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $88,396 ($ Thousands).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	There is currently no rate available.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $92,654 ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

DJ – Dow Jones

FTSE– Financial Times and Stock Exchange

GDR – Global Depositary Receipt

L.P. – Limited Partnership

Ltd. – Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate investment Trust

SPI – Share Price Index

TOPIX – Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$3,796,682	$–	$	–^	$3,796,682
Preferred Stock	59,240	–		–	59,240
Affiliated Partnership	–	92,654		–	92,654
Cash Equivalent	57,943	–		–	57,943

Total Investments in Securities	$3,913,865	$92,654		$–	$4,006,519

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$719	$–	$–	$719
Unrealized Depreciation	(43)	–	–	(43)

Total Other Financial Instruments	$676	$–	$–	$676

^One security with market value of $0.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to

Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the six months ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ 248,878	$ 526,575	$ (682,911)	$ 95	$ 17	$ 92,654	$ 972
SEI Daily Income Trust, Government Fund, Cl F	153,816	59,895	(155,768)	—	—	57,943	1,040

Totals	$ 402,694	$ 586,470	$ (838,679)	$ 95	$ 17	$ 150,597	$ 2,012

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Market Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description	Shares	Market Value ($ Thousands)

COMMON STOCK – 92.1%

Argentina – 0.3%
Arcos Dorados Holdings Inc, Cl A	202,100	$1,449
Banco Macro SA ADR	20,639	944
Cresud SACIF y A ADR *	78,626	911
IRSA Inversiones y Representaciones SA ADR *	67,500	736
IRSA Propiedades Comerciales SA ADR	1,831	38
Ternium SA ADR	37,900	1,032

		5,110

Austria – 0.1%
Erste Group Bank AG	34,599	1,273
OMV AG	16,360	888

		2,161

Brazil – 6.3%
Ambev SA	570,200	2,466
Atacadao Distribuicao Comercio e Industria Ltda *	908,000	4,687
Azul SA ADR *	30,096	879
B2W Cia Digital *	870,584	9,389
B3 SA - Brasil Bolsa Balcao *	632,468	5,181
Banco Bradesco SA ADR	965,654	10,535
Banco do Brasil SA *	152,619	1,901
Banco Santander Brasil SA	146,800	1,646
Banco Santander Brasil SA ADR	209,700	2,355
BK Brasil Operacao e Assessoria a Restaurantes SA *	599,965	3,404
BRF SA ADR *	348,200	2,027
CCR SA	646,800	1,946
Cia Siderurgica Nacional SA	374,400	1,559

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cosan SA	299,400	$3,260
CVC Brasil Operadora e Agencia de Viagens SA	106,200	1,494
Cyrela Brazil Realty SA Empreendimentos e Participacoes	568,857	2,362
Duratex SA	687,800	1,925
Energisa SA	549,129	5,674
Eneva SA *	165,200	785
Engie Brasil Energia SA	78,750	869
Estacio Participacoes SA	99,400	679
Hapvida Participacoes e Investimentos SA *(A)	485,967	3,847
Hypera SA *	92,060	613
IRB Brasil Resseguros S/A	49,700	1,162
JBS SA	367,500	1,524
Kroton Educacional SA	551,800	1,486
Linx SA	146,100	1,386
Localiza Rent a Car SA *	167,000	1,404
Lojas Renner SA	130,061	1,455
Magazine Luiza SA	24,945	1,101
Natura Cosmeticos SA	40,713	470
Notre Dame Intermedica Participacoes SA	534,700	4,489
Petrobras Distribuidora SA	323,260	1,922
Petroleo Brasileiro SA	21,549	343
Petroleo Brasileiro SA ADR *	603,915	9,614
Porto Seguro SA	115,091	1,590
Rumo SA *	1,058,873	5,175
Sao Martinho SA	59,752	281
Smiles Fidelidade SA	40,900	498
Suzano Papel e Celulose SA	–	–
Telefonica Brasil SA ADR	138,400	1,670
TIM Participacoes SA ADR	109,500	1,651
Transmissora Alianca de Energia Eletrica SA	106,700	681
Ultrapar Participacoes SA ADR	28,129	336
Vale SA ADR, Cl B *	303,545	3,964

		111,685

Canada – 1.3%
Autohome Inc ADR *(B)	33,900	3,564
First Quantum Minerals Ltd	1,345,445	15,258
Parex Resources Inc *	126,260	1,977
Yamana Gold Inc	735,058	1,918

		22,717

Chile – 0.4%
Banco Santander Chile ADR	9,802	291
CAP SA	18,939	225
Cervecerias Unidas ADR	11,598	342
Cia Cervecerias Unidas SA ADR	48,791	1,437
Colbun SA	1,715,597	388
Enel Americas SA ADR	181,975	1,625
Inversiones La Construccion SA	21,481	373

10	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sociedad Quimica y Minera de Chile SA ADR (B)	63,364	$2,436

		7,117

China – 21.0%
Agricultural Bank of China Ltd, Cl H	10,111,932	4,663
Air China Ltd, Cl H	674,000	829
Alibaba Group Holding Ltd ADR *	251,353	45,859
Angang Steel Co Ltd, Cl H (B)	2,595,113	1,898
Anhui Conch Cement Co Ltd, Cl H	538,000	3,286
ANTA Sports Products Ltd	424,069	2,885
Baidu Inc ADR *	107,199	17,672
Bank of China Ltd, Cl H	8,614,000	3,907
Bank of Communications Co Ltd, Cl H	1,907,000	1,562
Baozun Inc ADR *(B)	43,548	1,809
BeiGene Ltd ADR *	5,146	679
Bilibili Inc ADR *	150,870	2,859
CGN Power Co Ltd, Cl H (A)	3,949,000	1,102
Changyou.com Ltd ADR *(B)	80,917	1,384
China Coal Energy Co Ltd, Cl H	2,723,000	1,127
China Communications Construction Co Ltd, Cl H	588,000	608
China Communications Services Corp Ltd, Cl H	2,073,266	1,849
China Construction Bank Corp, Cl H	18,165,000	15,573
China Everbright Bank Co Ltd, Cl A	2,772,900	1,692
China Longyuan Power Group Corp Ltd, Cl H	803,000	559
China Merchants Bank Co Ltd, Cl H	368,576	1,791
China Molybdenum Co Ltd, Cl H	3,804,000	1,589
China National Building Material Co Ltd, Cl H	6,120,357	4,826
China Petroleum & Chemical Corp, Cl H	3,796,000	2,993
China Telecom Corp Ltd, Cl H	2,180,000	1,211
China Vanke Co Ltd, Cl H	552,500	2,323
China Yangtze Power Co Ltd, Cl A	355,100	891
Chinese Universe Publishing and Media Group Co Ltd, Cl A	873,668	1,975
CITIC Securities Co Ltd, Cl H	1,600,000	3,726
Country Garden Holdings Co Ltd	990,000	1,546
CRRC Corp Ltd	4,934,408	4,652
Ctrip.com International Ltd ADR *	204,087	8,917
Daqin Railway Co Ltd, Cl A	1,026,600	1,274
Dongyue Group Ltd	1,135,000	788
Great Wall Motor Co Ltd, Cl H (B)	981,500	736
Guangzhou R&F Properties Co Ltd	1,236,800	2,675
Hangzhou Hikvision Digital Technology Co Ltd, Cl A	492,300	2,569
Hangzhou Robam Appliances Co Ltd, Cl A	1,241,566	5,949
Han’s Laser Technology Industry Group Co Ltd, Cl A	323,200	2,030
Industrial & Commercial Bank of China Ltd, Cl H	35,329,419	25,878
JD.com Inc ADR *	147,600	4,450
Jiangxi Copper Co Ltd, Cl H	771,000	1,023

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kweichow Moutai Co Ltd, Cl A	16,700	$2,122
Maanshan Iron & Steel Co Ltd, Cl H (B)	1,420,000	695
Momo Inc ADR *	89,706	3,430
NetEase Inc ADR	26,899	6,495
New Oriental Education & Technology Group Inc ADR *	50,140	4,517
Offshore Oil Engineering	4,338,839	4,152
Ping An Insurance Group Co of China Ltd, Cl H	2,156,357	24,146
Shanghai Oriental Pearl Group Co Ltd, Cl A	935,858	1,720
SINA Corp/China *	92,500	5,480
Sinopec Shanghai Petrochemical Co Ltd, Cl H	1,566,000	746
Sinopharm Group Co Ltd, Cl H	565,200	2,354
Sinotruk Hong Kong Ltd (B)	2,003,000	4,261
Sohu.com Ltd ADR *(B)	135,900	2,253
Tencent Holdings Ltd	1,480,490	68,084
Tencent Music Entertainment Group ADR *	82	1
Tingyi Cayman Islands Holding Corp	1,892,000	3,119
Tsingtao Brewery Co Ltd, Cl H	312,000	1,471
Uni-President China Holdings Ltd	3,320,400	3,257
Vipshop Holdings Ltd ADR *	286,279	2,299
Weibo Corp ADR *(B)	101,050	6,264
Weichai Power Co Ltd, Cl H	1,016,000	1,623
Wuliangye Yibin Co Ltd, Cl A	127,100	1,797
Yum China Holdings Inc	29,439	1,322
Zhejiang Expressway Co Ltd, Cl H	2,416,000	2,770
Zhejiang Huace Film & TV Co Ltd, Cl A	2,422,029	2,883
Zhengzhou Yutong Bus Co Ltd, Cl A	559,200	1,118
Zhongsheng Group Holdings Ltd	2,055,000	5,100
Zhuzhou CRRC Times Electric Co Ltd, Cl H	1,018,847	6,022
ZTO Express Cayman Inc ADR *	288,705	5,278

		370,393

Colombia – 0.5%
Bancolombia SA ADR, Cl R	127,853	6,528
Ecopetrol SA	1,276,987	1,369
Ecopetrol SA ADR	55,668	1,194
Grupo Aval Acciones y Valores SA ADR	17,844	139

		9,230

Czech Republic – 0.3%
CEZ AS	46,501	1,093
Komercni banka as	69,835	2,853
Moneta Money Bank AS (A)	277,748	959

		4,905

Egypt – 0.2%
Commercial International Bank Egypt SAE	760,308	2,994

Greece – 0.4%
Eurobank Ergasias SA *	4,794,361	3,822
Motor Oil Hellas Corinth Refineries SA	59,400	1,381
National Bank of Greece SA *	1,207,102	2,109

		7,312

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hong Kong – 9.1%
3SBio Inc (A)(B)	2,758,500	$5,426
A-Living Services Co Ltd, Cl H (A)(B)	1,068,000	1,823
ASM Pacific Technology Ltd	304,200	3,393
Beijing Enterprises Water Group Ltd	10,812,000	6,680
Brilliance China Automotive Holdings Ltd	4,731,203	4,689
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	27
China Conch Venture Holdings Ltd	631,500	2,261
China Everbright Bank Co Ltd, Cl H	1,633,000	772
China Everbright International Ltd	5,568,100	5,660
China Everbright Ltd	1,320,000	2,616
China Gas Holdings Ltd	1,737,000	6,107
China High Precision Automation Group Ltd *(C)	1,385,624	–
China Hongqiao Group Ltd	794,000	598
China Medical System Holdings Ltd	3,202,000	3,104
China Mengniu Dairy Co Ltd	2,298,459	8,550
China Mobile Ltd	1,586,800	16,171
China Mobile Ltd ADR	162,885	8,305
China Resources Gas Group Ltd	296,000	1,395
China Resources Pharmaceutical Group Ltd (A)	334,407	473
China SCE Group Holdings Ltd	1,736,000	904
China State Construction International Holdings Ltd	3,525,123	3,301
China Taiping Insurance Holdings Co Ltd	2,012,591	5,999
China Traditional Chinese Medicine Holdings Co Ltd	1,692,000	1,007
CIFI Holdings Group Co Ltd	1,664,000	1,261
CIMC Enric Holdings Ltd	1,484,000	1,522
CITIC Ltd	1,171,000	1,748
CNOOC Ltd	8,602,200	16,109
Geely Automobile Holdings Ltd	416,000	795
Genscript Biotech Corp *(B)	538,000	1,016
Greentown Service Group Co Ltd	30,000	27
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd, Cl H	154,000	679
Haier Electronics Group Co Ltd	1,692,100	4,915
Hisense Home Appliances Group Co Ltd, Cl H	580,000	816
Hua Hong Semiconductor Ltd (A)	513,000	1,202
Huatai Securities Co Ltd, Cl H (A)	2,490,400	4,981
Kingboard Laminates Holdings Ltd	1,767,500	1,858
Kunlun Energy Co Ltd	1,036,000	1,082
Lee & Man Paper Manufacturing Ltd	1,452,000	1,237
Li Ning Co Ltd	1,951,500	3,063
Link REIT ‡	147,488	1,725
Metallurgical Corp of China Ltd, Cl H	2,085,525	616
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,004,000	959
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	279,300	608
Shenzhen Investment Ltd	3,832,000	1,464
Shimao Property Holdings Ltd	602,000	1,883

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Shui On Land Ltd	2,382,080	$589
Sino Biopharmaceutical Ltd	2,337,301	2,132
SJM Holdings Ltd	1,759,000	2,008
Sunac China Holdings Ltd	483,000	2,406
Sunny Optical Technology Group Co Ltd	710,978	8,491
Techtronic Industries Co Ltd	635,000	4,267
Tianneng Power International Ltd	344,000	309
Times China Holdings Ltd	540,000	1,120

		160,149

Hungary – 0.5%
MOL Hungarian Oil & Gas PLC	353,832	4,049
OTP Bank Nyrt	126,402	5,560

		9,609

India – 8.5%
ACC Ltd	47,100	1,133
Apollo Hospitals Enterprise Ltd	43,965	779
APS Holdings Corp *	1	–
Aurobindo Pharma Ltd	118,054	1,336
Axis Bank Ltd *	382,319	4,290
Bajaj Auto Ltd	114,982	4,832
Balrampur Chini Mills Ltd	518,896	1,027
Cipla Ltd/India	331,567	2,531
CreditAccess Grameen Ltd *	171,093	1,245
Cummins India Ltd	237,354	2,556
Dabur India Ltd	251,018	1,481
Dr Reddy’s Laboratories Ltd	49,429	1,984
Dr Reddy’s Laboratories Ltd ADR	20,928	848
GAIL India Ltd	496,159	2,490
Glenmark Pharmaceuticals Ltd	80,187	749
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	114,641	506
HCL Technologies Ltd	164,867	2,588
HDFC Bank Ltd	157,951	5,287
HDFC Bank Ltd ADR	48,281	5,596
Hero MotoCorp Ltd	67,832	2,500
Hindustan Unilever Ltd	167,103	4,117
Housing Development Finance Corp Ltd	364,924	10,368
ICICI Bank Ltd	1,473,296	8,518
ICICI Bank Ltd ADR	560,382	6,422
ICICI Lombard General Insurance Co Ltd (A)	118,917	1,774
Infosys Ltd	692,608	7,437
Infosys Ltd ADR	181,002	1,978
ITC Ltd	310,686	1,333
JM Financial Ltd	528,780	718
Larsen & Toubro Ltd	100,562	2,011
Mahindra & Mahindra Ltd	157,169	1,529
Manappuram Finance Ltd	669,455	1,211
Motherson Sumi Systems Ltd	1,668,081	3,605
Muthoot Finance Ltd *	135,441	1,204
Power Finance Corp Ltd	380,369	676
Power Grid Corp of India Ltd	1,107,963	3,165

12	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
REC Ltd	772,779	$1,706
Reliance Industries Ltd	645,515	12,703
Reliance Industries Ltd GDR (A)	599,709	24,048
SH Kelkar & Co Ltd (A)	23,445	52
Shriram Transport Finance Co Ltd	195,647	3,608
Tata Chemicals Ltd	160,741	1,366
Tata Motors Ltd *	115,353	290
Tech Mahindra Ltd	89,337	1,001
United Spirits Ltd *	248,306	1,985
UPL Ltd	172,820	2,392

		148,975

Indonesia – 1.5%
Astra International Tbk PT	10,150,800	5,221
Bank Negara Indonesia Persero Tbk PT	1,809,900	1,195
Bank Rakyat Indonesia Persero Tbk PT	42,889,505	12,409
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	4,418,500	686
Bukit Asam Tbk PT	3,965,700	1,170
Indofood CBP Sukses Makmur Tbk PT	999,400	654
Mitra Adiperkasa Tbk PT	4,749,700	324
Perusahaan Gas Negara Persero Tbk	5,254,600	867
Semen Indonesia Persero Tbk PT	1,742,300	1,707
Surya Citra Media Tbk PT	7,271,000	845
Telekomunikasi Indonesia Persero Tbk PT	6,519,800	1,808

		26,886

Malaysia – 0.5%
AirAsia Group Bhd	1,512,700	985
AMMB Holdings Bhd	946,300	1,057
Hong Leong Financial Group Bhd	147,300	692
Inari Amertron Bhd	5,122,075	1,970
Malayan Banking Bhd	893,100	2,028
Malaysia Building Society Bhd	1,546,000	362
RHB Bank Bhd	462,500	646
Syarikat Takaful Malaysia Keluarga Bhd	385,428	470
UEM Sunrise Bhd	2,109,395	424

		8,634

Mexico – 2.3%
Alfa SAB de CV, Cl A	895,490	950
America Movil SAB de CV ADR, Cl L	83,235	1,189
Arca Continental SAB de CV	99,500	554
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	928,044	1,268
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR (B)	376,078	2,546
Cemex SAB de CV ADR *	158,083	734
Coca-Cola Femsa SAB de CV ADR (B)	59,380	3,919
Fomento Economico Mexicano SAB de CV	435,868	4,020
Fomento Economico Mexicano SAB de CV ADR	20,155	1,860
Gruma SAB de CV, Cl B	66,555	682

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Grupo Financiero Banorte SAB de CV, Cl O	1,542,253	$8,384
Grupo Mexico SAB de CV, Ser B	696,400	1,908
Grupo Televisa SAB ADR	224,325	2,481
Infraestructura Energetica Nova SAB de CV	626,919	2,521
Mexichem SAB de CV	920,881	2,203
Qualitas Controladora SAB de CV	166,700	410
Wal-Mart de Mexico SAB de CV	1,952,224	5,222

		40,851

Netherlands – 0.2%
SBM Offshore NV	110,057	2,095
VEON Ltd ADR	307,960	644

		2,739

Pakistan – 0.0%
Oil & Gas Development Co Ltd	505,300	530

Panama – 0.2%
Copa Holdings SA, Cl A	46,718	3,766

Peru – 0.8%
Cia de Minas Buenaventura SAA ADR	141,400	2,443
Credicorp Ltd	49,765	11,941

		14,384

Philippines – 0.7%
Ayala Corp	63,640	1,139
BDO Unibank Inc	1,202,325	3,064
First Gen Corp	282,754	118
Globe Telecom Inc	40,640	1,500
GT Capital Holdings Inc	93,160	1,653
Manila Electric Co	82,520	597
Megaworld Corp	6,367,403	703
Metropolitan Bank & Trust Co	2,247,820	3,420

		12,194

Poland – 1.0%
Dino Polska SA *(A)	184,558	5,825
Grupa Lotos SA	47,070	1,024
Jastrzebska Spolka Weglowa SA	25,728	409
Polski Koncern Naftowy ORLEN SA	31,322	798
Polskie Gornictwo Naftowe i Gazownictwo SA	568,736	928
Powszechna Kasa Oszczednosci Bank Polski SA	138,829	1,397
Powszechny Zaklad Ubezpieczen SA	597,334	6,310
Warsaw Stock Exchange	35,803	364

		17,055

Portugal – 0.3%
Galp Energia SGPS SA, Cl B	330,862	5,305

Qatar – 0.1%
Barwa Real Estate Co	98,382	988
Commercial Bank PQSC/The	27,840	343
Qatar International Islamic Bank QSC	34,720	698

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Qatar Islamic Bank SAQ	12,495	$521

		2,550

Russia – 4.9%
Detsky Mir PJSC	952,100	1,288
Gazprom PJSC	504,140	1,148
Gazprom PJSC ADR	924,692	4,177
Inter RAO UES PJSC	7,360,000	419
LUKOIL PJSC ADR	198,261	17,736
Mail.Ru Group Ltd GDR *	127,056	3,189
Mobile TeleSystems PJSC ADR	113,175	855
Novatek PJSC GDR	1,830	315
Rosneft Oil Co PJSC GDR	720,705	3,267
Sberbank of Russia PJSC	802,304	2,618
Sberbank of Russia PJSC ADR	1,774,933	23,421
Tatneft PJSC ADR	10,300	713
X5 Retail Group NV GDR	264,571	6,593
Yandex NV, Cl A *	600,231	20,612

		86,351

Singapore – 0.1%
Japfa Ltd	782,500	376
Yangzijiang Shipbuilding Holdings Ltd	896,200	992
Yanlord Land Group Ltd	634,800	637

		2,005

South Africa – 3.6%
African Rainbow Minerals Ltd	50,812	598
AngloGold Ashanti Ltd	164,957	2,191
AngloGold Ashanti Ltd ADR	51,800	679
Barloworld Ltd	149,879	1,320
Bid Corp Ltd	145,070	2,998
Bidvest Group Ltd/The	95,514	1,282
Capitec Bank Holdings Ltd (B)	61,037	5,714
FirstRand Ltd	861,920	3,763
Foschini Group Ltd/The	88,678	1,002
Harmony Gold Mining Co Ltd *	290,859	545
Impala Platinum Holdings Ltd *	238,219	1,008
JSE Ltd	241,237	2,210
Kumba Iron Ore Ltd	25,167	751
Motus Holdings Ltd	55,313	314
MultiChoice Group Ltd *	13,452	113
Naspers Ltd, Cl N	67,488	15,594
Nedbank Group Ltd	49,948	870
Netcare Ltd	401,459	650
Old Mutual Ltd	667,815	1,013
Petra Diamonds Ltd *(B)	1,502,054	376
RMB Holdings Ltd	408,723	2,153
Sanlam Ltd	69,151	354
Sasol Ltd	138,807	4,331
SPAR Group Ltd/The	148,624	1,977
Standard Bank Group Ltd	555,666	7,137
Telkom SA SOC Ltd	188,088	951
Truworths International Ltd	606,972	2,920

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vodacom Group Ltd	88,994	$688

		63,502

South Korea – 12.4%
Cheil Worldwide Inc	133,282	2,842
CJ Logistics Corp *	13,633	1,988
Com2uSCorp (B)	29,015	2,669
Coway Co Ltd (B)	63,245	5,265
Daelim Industrial Co Ltd	13,582	1,153
Daesang Corp	29,171	729
DB Insurance Co Ltd (B)	48,769	2,952
DGB Financial Group Inc	91,009	655
Doosan Bobcat Inc	58,063	1,581
Fila Korea Ltd	17,087	1,174
Hana Financial Group Inc	27,619	886
Hanmi Semiconductor Co Ltd	41,974	296
Hanon Systems	66,800	668
Hanwha Corp	22,796	611
Hotel Shilla Co Ltd	12,410	1,043
Hyosung Advanced Materials Corp *	1	–
Hyosung TNC Co Ltd	2	–
Hyundai Engineering & Construction Co Ltd	77,726	3,657
Hyundai Marine & Fire Insurance Co Ltd	115,458	3,855
Hyundai Mipo Dockyard Co Ltd	16,515	856
Hyundai Motor Co	19,306	2,032
Innocean Worldwide Inc	10,448	643
IS Dongseo Co Ltd	10,615	294
JB Financial Group Co Ltd	119,892	588
Kangwon Land Inc	58,036	1,636
KB Financial Group Inc	68,301	2,518
KB Financial Group Inc ADR *	11,197	415
KCC Corp	4,777	1,340
Kia Motors Corp	74,079	2,307
KIWOOM Securities Co Ltd (B)	12,666	905
Korean Air Lines Co Ltd	40,262	1,130
KT Corp ADR *	44,598	555
KT&G Corp	31,658	2,887
Kumho Petrochemical Co Ltd	13,500	1,132
LG Chem Ltd	16,609	5,355
LG Corp	48,282	3,296
LG Household & Health Care Ltd	2,509	3,132
LG Uplus Corp	123,248	1,678
Lotte Chemical Corp (B)	18,553	4,748
Lotte Chilsung Beverage Co Ltd (B)	1,142	1,782
Lotte Confectionery Co Ltd (B)	4,258	694
Lotte Corp (B)	25,996	1,131
Lotte Shopping Co Ltd	9,998	1,568
Medy-Tox Inc	3,607	1,855
NAVER Corp (B)	17,661	1,929
NCSoft Corp (B)	27,194	11,883
Netmarble Corp (A)(B)	14,712	1,620
Orion Corp/Republic of Korea (B)	45,284	3,989
Partron Co Ltd (B)	168,118	1,970

14	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
POSCO	6,767	$1,508
Samsung Biologics Co Ltd *(A)(B)	3,290	926
Samsung Electro-Mechanics Co Ltd	5,704	525
Samsung Electronics Co Ltd	1,681,126	66,128
Samsung Fire & Marine Insurance Co Ltd	4,683	1,242
Samsung Life Insurance Co Ltd (B)	23,024	1,706
SFA Engineering Corp	6,967	266
SK Hynix Inc	329,894	21,565
SK Innovation Co Ltd	21,972	3,475
SK Telecom Co Ltd	64,229	14,231
SK Telecom Co Ltd ADR	274,320	6,718
S-Oil Corp	16,902	1,334
Woori Financial Group Inc	67,583	819
Youngone Corp	26,855	771

		219,106

Switzerland – 0.1%
Wizz Air Holdings Plc *(A)	29,070	1,140

Taiwan – 8.6%
Accton Technology Corp	635,200	2,566
Airtac International Group	207,681	2,689
ASE Technology Holding Co Ltd	951,372	2,084
ASMedia Technology Inc	53,000	972
AU Optronics Corp	1,339,000	493
Catcher Technology Co Ltd	584,040	4,491
Cathay Financial Holding Co Ltd	3,950,584	5,762
Chailease Holding Co Ltd	169,000	691
China Development Financial Holding Corp	3,341,000	1,117
Chlitina Holding Ltd	142,000	1,357
Coretronic Corp	613,329	967
Cub Elecparts Inc	3	–
Delta Electronics Inc	532,000	2,744
Elite Advanced Laser Corp	561,776	1,243
Elite Material Co Ltd	680,400	2,351
eMemory Technology Inc	167,200	1,747
Fubon Financial Holding Co Ltd	1,581,000	2,360
Globalwafers Co Ltd	343,000	3,372
Grand Pacific Petrochemical	690,000	536
Highwealth Construction Corp	388,000	639
Hiwin Technologies Corp	349,721	2,950
Hon Hai Precision Industry Co Ltd	1,927,003	4,595
Hota Industrial Manufacturing Co Ltd	1	–
Innolux Corp	1,473,000	478
Inventec Corp	3,986,000	3,033
Largan Precision Co Ltd	17,446	2,604
Lite-On Technology Corp	710,000	1,033
Makalot Industrial Co Ltd	90,000	631
MediaTek Inc	1,811,568	16,605
Merida Industry Co Ltd	426,000	2,377
Nanya Technology Corp	421,000	839
Novatek Microelectronics Corp	173,000	1,111
Parade Technologies Ltd	185,600	3,113

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Radiant Opto-Electronics Corp	182,000	$582
Silicon Motion Technology Corp ADR	83,110	3,294
Sino-American Silicon Products Inc	250,000	547
SinoPac Financial Holdings Co Ltd	3,308,000	1,224
Taiwan Business Bank	2,673,000	1,041
Taiwan Semiconductor Manufacturing Co Ltd	6,273,276	49,970
Taiwan Semiconductor Manufacturing Co Ltd ADR	237,240	9,717
Taiwan Styrene Monomer	710,000	561
Tripod Technology Corp	327,000	1,056
Unimicron Technology Corp	724,000	695
Uni-President Enterprises Corp	193,000	468
Win Semiconductors Corp	272,035	1,920
Yuanta Financial Holding Co Ltd	2,151,000	1,225
Zhen Ding Technology Holding Ltd	316,000	981

		150,831

Thailand – 2.2%
Advanced Info Service PCL	323,700	1,877
AP Thailand PCL NVDR	1,956,113	434
Bangkok Bank PCL	921,400	6,010
Bangkok Bank PCL NVDR	97,000	633
CP ALL PCL	2,236,000	5,267
CP ALL PCL NVDR	665,263	1,567
Home Product Center PCL	13,360,000	6,441
Minor International PCL NVDR	3,258,947	4,005
PTT Global Chemical PCL NVDR	495,600	1,050
PTT PCL	1,014,600	1,535
Quality Houses PCL NVDR	4,101,000	382
Robinson PCL (B)	836,600	1,549
Siam Cement PCL/The	361,700	5,493
Sri Trang Agro-Industry PCL NVDR	1,576,200	636
Thai Union Group PCL NVDR	1,751,100	1,065
Thanachart Capital PCL NVDR	568,300	976

		38,920

Turkey – 0.9%
Akbank T.A.S. *	1,677,939	1,877
Anadolu Efes Biracilik Ve Malt Sanayii AS	161,832	502
Arcelik AS *	182,868	547
Coca-Cola Icecek AS	48,583	261
Eregli Demir ve Celik Fabrikalari TAS	962,189	1,553
Ford Otomotiv Sanayi AS	116,513	1,006
Mavi Giyim Sanayi Ve Ticaret AS, Cl B (A)	168,906	1,153
Sok Marketler Ticaret AS *	1,098,866	1,758
TAV Havalimanlari Holding AS	91,805	379
Tekfen Holding AS	269,111	1,074
Turk Hava Yollari AO *	157,409	360
Turkcell Iletisim Hizmetleri AS	1,993,891	4,267
Turkcell Iletisim Hizmetleri AS ADR	54,935	295
Turkiye Sise ve Cam Fabrikalari AS	321,192	331

		15,363

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Arab Emirates – 0.3%
Emaar Properties PJSC	3,570,565	$4,559

United Kingdom – 1.8%
Anglo American PLC	94,883	2,539
Etalon Group PLC GDR	56,800	102
KAZ Minerals PLC	799,630	6,808
Magnitogorsk Iron & Steel Works PJSC GDR	135,608	1,215
Mail.Ru Group Ltd GDR *	14,949	370
NMC Health PLC	69,231	2,060
Novatek PJSC GDR	15,339	2,629
Polyus PJSC GDR (B)	19,343	795
Rio Tinto PLC	79,300	4,610
Tullow Oil PLC	2,833,483	8,883
Vivo Energy PLC (A)	558,611	934

		30,945

United States – 0.6%
Bizlink Holding Inc	430,000	2,951
Corp America Airports SA *	130,847	1,082
Liberty Latin America Ltd, Cl C *	133,869	2,604
Pagseguro Digital Ltd, Cl A *(B)	131,300	3,919

		10,556

Vietnam – 0.1%
Vincom Retail JSC *	1,314,375	1,960

Total Common Stock (Cost $1,400,543) ($ Thousands)		1,622,489

PREFERRED STOCK – 2.4%
Brazil – 1.9%
Banco Bradesco SA * (D)	345,389	3,799
Banco do Estado do Rio Grande do Sul SA (D)	143,600	893
Braskem SA (D)	107,200	1,392
Cia Brasileira de Distribuicao * (D)	18,600	435
Cia Brasileira de Distribuicao ADR * (D)	175,050	4,075
Cia de Transmissao de Energia Eletrica Paulista (D)	46,200	917
Cia Paranaense de Energia (D)	104,100	976
Itau Unibanco Holding SA (D)	936,501	8,232
Itau Unibanco Holding SA ADR (D)	354,181	3,120
Itausa - Investimentos Itau SA (D)	468,011	1,437
Lojas Americanas SA * (D)	361,536	1,547
Petroleo Brasileiro SA (D)	466,373	3,335
Petroleo Brasileiro SA ADR, Cl A * (D)	127,094	1,818
Telefonica Brasil SA (D)	99,400	1,213

		33,189

Colombia – 0.0%
Grupo Aval Acciones y Valores SA (D)	1,797,174	697

South Korea – 0.5%
Samsung Electronics Co Ltd (D)	278,466	8,893

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Total Preferred Stock (Cost $38,290) ($ Thousands)		$42,779

	Number of Participation Notes

PARTICIPATION NOTES – 1.3%
China – 0.4%
Oppein Home, Expires 05/03/2024 *	75,580	1,189
Ping An Insurance, Expires 09/23/2019 *	417,100	4,779
SZ Sunway, Expires 05/03/2024 *	228,556	1,007

		6,975

India – 0.0%
Motherson Sumi Systems Ltd, Expires 09/21/2021 *	232,500	502

Luxembourg – 0.1%
Hoa Phat Group JSC, Expires 11/20/2020 *	1,346,817	1,846

Switzerland – 0.8%
Hangzhou Kikvi, Expires 08/12/2019 *	1,557,989	8,141
Han’s Laser, Expires 03/27/2020 *	815,350	5,126
Maanshan Iron, Expires 09/18/2019 *	1,420,740	821

		14,088

Total Participation Notes (Cost $21,217) ($ Thousands)		23,411

	Face Amount (Thousands)

DEBENTURE BOND – 0.0%
Brazil – 0.0%
Vale, Ser 1997 0.000%, 09/30/2049 (E)	BRL 8	–

Total Debenture Bond (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP – 3.0%
SEI Liquidity Fund, L.P. 2.480% **†(F)	52,581,884	52,585

Total Affiliated Partnership (Cost $52,582) ($ Thousands)		52,585

16	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT – 1.7%
SEI Daily Income Trust, Government Fund, Cl F
2.220%**†	29,573,189	$29,573

Total Cash Equivalent (Cost $29,573) ($ Thousands)		29,573

Total Investments in Securities – 100.5% (Cost $1,542,205) ($ Thousands)		$1,770,837

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)

MSCI Emerging Markets	639	Jun-2019	$32,861	$33,784	$923

Percentages are based on Net Assets of $1,761,501 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $57,285 ($ Thousands), representing 3.3% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $50,868 ($ Thousands).

(C)	Level 3 security in accordance with fair value hierarchy.

(D)	There is currently no rate available.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $52,585 ($ Thousands).

ADR – American Depositary Receipt

BRL – Brazilian Real

Cl – Class

GDR – Global Depositary Receipt

JSC – Joint-Stock Company

JSE – Johannesburg Stock Exchange

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate investment Trust

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$1,622,489	$–	$	–^	$1,622,489
Preferred Stock	42,779	–		–	42,779
Participation Notes	–	23,411		–	23,411
Debenture Bond	–	–		–	–
Affiliated Partnership	–	52,585		–	52,585
Cash Equivalent	29,573	–		–	29,573

Total Investments in Securities	$1,694,841	$75,996		$–	$1,770,837

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$923	$–	$–	$923

Total Other Financial Instruments	$923	$–	$–	$923

^ One security with market value of $0.

* Futures contracts are valued at the unrealized appreciation on the instruments.

For the six months ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Market Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the six months ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$ 66,697	$ 123,427	$ (137,574)	$ 32	$ 3	$ 52,585	$ 231
SEI Daily Income Trust, Government Fund, Cl F	12,932	151,986	(135,345)	–	–	29,573	267

Totals	$ 79,629	$ 275,413	$ (272,919)	$ 32	$ 3	$ 82,158	$ 498

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund

†Percentages based on total investments.

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 90.1%
Argentina — 0.0%
Argentine Bonos del Tesoro
16.000%, 10/17/2023	ARS	5,419	$92

Australia — 2.1%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	593
3.625%, 07/18/2022	EUR	300	378
Australia Government Bond
4.750%, 04/21/2027	AUD	820	717
4.500%, 04/15/2020		540	395
4.500%, 04/21/2033		195	182
4.250%, 04/21/2026		1,425	1,189
3.750%, 04/21/2037		393	347
3.000%, 03/21/2047		795	632
2.750%, 04/21/2024		1,230	929
Australia Government Bond, Ser 124
5.750%, 05/15/2021		2,758	2,134
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	122
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	406
0.375%, 04/11/2024		455	516
National Australia Bank
5.000%, 03/11/2024	AUD	750	599
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	260
Westpac Banking Corp MTN
1.500%, 03/24/2021		220	255
0.500%, 05/17/2024		455	520

			10,174

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Austria — 1.1%
JAB Holdings BV
1.250%, 05/22/2024	EUR	400	$454
Republic of Austria Government Bond
4.150%, 03/15/2037 (A)		406	720
3.650%, 04/20/2022 (A)		290	367
3.150%, 06/20/2044 (A)		475	798
2.100%, 09/20/2117 (A)		75	111
1.500%, 02/20/2047 (A)		95	118
0.750%, 10/20/2026 (A)		749	891
0.500%, 02/20/2029 (A)		885	1,020
0.083%, 07/15/2023 (A)(B)		360	411
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		288	491

			5,381

Belgium — 2.1%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	259
1.500%, 03/17/2025	EUR	415	490
Anheuser-Busch InBev Finance
2.600%, 05/15/2024	CAD	550	406
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)	EUR	266	477
3.750%, 09/28/2020 (A)		2,126	2,541
3.750%, 06/22/2045		229	398
3.000%, 06/22/2034 (A)		586	865
1.700%, 06/22/2050 (A)		320	381
1.600%, 06/22/2047 (A)		310	367
1.000%, 06/22/2031 (A)		1,149	1,351
0.800%, 06/22/2025 (A)		3	4
0.800%, 06/22/2027 (A)		785	927
0.800%, 06/22/2028 (A)		340	399
0.500%, 10/22/2024 (A)		1,100	1,281
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	116

			10,262

Brazil — 0.3%
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 08/15/2050	BRL	1,041	1,051
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		3	1
Minerva Luxembourg
6.500%, 09/20/2026 (A)	$	290	288
Odebrecht Finance
7.125%, 06/26/2042		280	41
4.375%, 04/25/2025		200	30

			1,411

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	19

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Canada — 7.6%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	$271
Bank of Montreal MTN
0.125%, 04/19/2021		280	317
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	655
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	65
Canada Housing Trust No. 1
3.800%, 06/15/2021 (A)		1,305	1,020
2.250%, 12/15/2025 (A)		2,235	1,700
1.750%, 06/15/2022 (A)		2,465	1,844
Canadian Government Bond
2.750%, 12/01/2048		150	133
1.000%, 06/01/2027		1,375	981
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (B)	EUR	445	501
CDP Financial
4.400%, 11/25/2019 (A)	$	850	860
Enbridge MTN
2.705%, VAR CDOR03+0.590%, 05/24/2019	CAD	1,100	824
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	906
Government of Canada
5.750%, 06/01/2033	CAD	1,205	1,351
5.000%, 06/01/2037		816	905
2.750%, 12/01/2048		400	356
2.500%, 06/01/2024		1,043	818
1.750%, 09/01/2019		6,755	5,056
1.500%, 06/01/2026		7,545	5,613
1.000%, 09/01/2022		1,455	1,069
0.750%, 09/01/2021		910	668
National Bank of Canada
1.500%, 03/25/2021	EUR	345	400
Province of British Columbia Canada
3.250%, 12/18/2021	CAD	1,150	894
Province of Manitoba Canada
3.850%, 12/01/2021		710	559
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,298
4.650%, 06/02/2041		540	529
2.800%, 06/02/2048		2,200	1,653
2.600%, 06/02/2025		1,614	1,238
2.400%, 06/02/2026		585	442
Province of Ontario Canada MTN
1.650%, 06/08/2020	JPY	100,000	921
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	761
3.500%, 12/01/2048		520	450

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Rogers Communications
4.000%, 06/06/2022	CAD	165	$129
Royal Bank of Canada
1.625%, 08/04/2020	EUR	530	610
0.125%, 03/11/2021		560	633
Toronto-Dominion Bank MTN
0.375%, 01/12/2021		345	392

			36,822

Colombia — 0.4%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	685
7.750%, 09/18/2030		2,160,100	737
7.500%, 08/26/2026		1,100,600	373

			1,795

Czech Republic — 0.1%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	357
2.500%, 08/25/2028		6,710	308

			665

Denmark — 0.4%
Danske Bank
3.875%, 09/12/2023 (A)	$	270	265
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471%, 10/29/2049	EUR	344	393
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	561
1.500%, 11/15/2023		4,025	662
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/3013	EUR	210	275

			2,156

Finland — 0.1%
Finland Government Bond
0.500%, 09/15/2029 (A)		445	511
Finland Government Bond MTN
1.375%, 04/15/2047 (A)		130	164

			675

France — 8.9%
BNP Paribas MTN
3.375%, 01/23/2026	GBP	240	327
BPCE
0.550%, 07/10/2019	JPY	200,000	1,809
BPCE MTN
1.125%, 01/18/2023	EUR	300	343
BPCE SFH
1.750%, 11/29/2019		600	683
BPCE SFH MTN
3.750%, 09/13/2021		200	246

20	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Bpifrance Financement
0.064%, 11/25/2022 (B)	EUR	600	$676
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	138
0.500%, 01/19/2026		500	572
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
6.000%, 01/23/2027		400	536
Cie de Financement Foncier
0.375%, 12/11/2024		300	342
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	648
CNP Assurances
4.500%, VAR Euribor 3 Month+4.600%, 06/10/2047	EUR	200	251
1.875%, 10/20/2022		200	232
Credit Agricole Assurances
4.750%, VAR EUR Swap Annual 5 Yr+5.350%, 09/27/2048		300	374
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	357
0.375%, 10/21/2021		240	274
Danone MTN
2.250%, 11/15/2021		100	119
Dexia Credit Local MTN
2.000%, 01/22/2021		200	234
0.625%, 01/21/2022		1,550	1,775
0.625%, 02/03/2024		50	58
0.500%, 01/17/2025		300	343
Electricite de France MTN
5.500%, 03/27/2037	GBP	200	347
5.375%, VAR EUR Swap Annual 12 Yr+3.794%, 12/12/2049	EUR	200	244
4.000%, 11/12/2025		350	478
2.250%, 04/27/2021		100	118
Elis SA
2.875%, 02/15/2026	$	100	115
Engie MTN
0.875%, 03/27/2024	EUR	300	348
0.375%, 02/28/2023		100	113
French Republic Government Bond OAT
5.750%, 10/25/2032		403	761
4.000%, 10/25/2038		345	603
4.000%, 04/25/2055		56	109
3.250%, 05/25/2045		2,061	3,386
1.750%, 05/25/2023		2,690	3,289
1.750%, 06/25/2039 (A)		60	77
1.750%, 05/25/2066 (A)		165	197
1.250%, 05/25/2036 (A)		960	1,146
0.750%, 05/25/2028		6,001	7,077
0.142%, 03/25/2024		1,270	1,444
0.000%, 02/25/2020 (B)		1,990	2,245

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.000%, 02/25/2021 (B)	EUR	2,055	$2,331
0.000%, 05/25/2021 (B)		1,685	1,913
0.000%, 05/25/2022 (B)		868	989
Loxam SAS
6.000%, 04/15/2025 (A)		150	177
Nexans SA
3.750%, 08/08/2023		100	118
Orange MTN
2.500%, 03/01/2023		500	612
RCI Banque MTN
0.375%, 07/10/2019		450	506
SNCF Reseau
1.125%, 05/25/2030		200	235
SNCF Reseau EPIC
5.500%, 12/01/2021	GBP	205	298
4.250%, 10/07/2026	$	200	291
2.250%, 12/20/2047	EUR	300	381
1.125%, 05/19/2027		300	356
Societe Generale
0.552%, 06/13/2019	JPY	100,000	904
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	479
UNEDIC ASSEO MTN
0.300%, 11/04/2021	EUR	600	684

			42,708

Germany — 4.9%
Allianz
2.241%, VAR Euribor 3 Month+2.650%, 07/07/2045		200	232
BMW Finance MTN
0.875%, 11/17/2020		585	668
0.454%, 01/29/2021	JPY	200,000	1,810
Bundesrepublik Deutschland
4.000%, 01/04/2037	EUR	611	1,128
3.250%, 07/04/2042		2,025	3,689
0.281%, 08/15/2026 (B)		1,882	2,160
0.250%, 02/15/2027		2,160	2,524
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/2044		552	913
2.500%, 08/15/2046		130	219
0.500%, 02/15/2026		863	1,025
Bundesrepublik Deutschland Bundesanleihe, Ser 03
4.750%, 07/04/2034		95	180
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		330	377
Gemeinsame Deutsche Bundeslaender
3.500%, 10/07/2019		650	745
innogy Finance BV MTN
1.000%, 04/13/2025		170	196

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	65,000	$849
0.500%, 09/15/2027	EUR	510	589
0.125%, 06/07/2023		1,695	1,933
Kreditanstalt fuer Wiederaufbau MTN
3.750%, 05/29/2020	NZD	1,110	773
2.800%, 02/17/2021	AUD	1,230	890
1.125%, 09/15/2032	EUR	500	599
1.125%, 05/09/2033		220	263
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027		225	262
ProGroup
3.000%, 03/31/2026		125	144
Volkswagen Bank GmbH MTN
0.625%, 09/08/2021		200	226
Volkswagen International Finance
1.875%, 03/30/2027		500	553
1.125%, 10/02/2023		600	675

			23,622

Ghana — 0.0%
Kosmos Energy
7.125%, 04/04/2026 (A)	$	200	198

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	340

Hungary — 0.1%
Republic of Hungary
3.000%, 06/26/2024	HUF	75,010	278

Indonesia — 0.1%
Republic of Indonesia MTN
2.150%, 07/18/2024 (A)	EUR	200	236

Ireland — 0.6%
Allied Irish Banks MTN
4.125%, VAR EUR Swap Annual 5 Yr+3.950%, 11/26/2025		177	207
Bank of Ireland MTN
0.375%, 05/07/2022		555	632
CRH Finance DAC MTN
1.375%, 10/18/2028		170	193
CRH Funding MTN
1.875%, 01/09/2024		310	371
Europcar Mobility Group
4.125%, 11/15/2024 (A)		100	112
Ireland Government Bond
4.500%, 04/18/2020		205	242
3.400%, 03/18/2024		125	165
2.000%, 02/18/2045		180	231

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.900%, 05/15/2028	EUR	685	$803

			2,956

Israel — 0.2%
Israel Government Bond - Fixed
4.250%, 03/31/2023	ILS	2,521	786
2.000%, 03/31/2027		925	262

			1,048

Italy — 3.8%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3 Month+5.350%, 10/27/2047	EUR	330	405
Buoni Poliennali Del Tesoro
4.000%, 02/01/2037 (A)		130	163
Enel
5.000%, VAR EUR Swap Annual 5 Yr+3.648%, 01/15/2075		105	122
Enel Finance International MTN
5.625%, 08/14/2024	GBP	160	242
FCA Bank MTN
2.625%, 04/17/2019	EUR	350	393
Intesa Sanpaolo MTN
3.625%, 12/05/2022		200	254
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2039 (A)		430	601
5.000%, 09/01/2040 (A)		1,510	2,105
3.850%, 09/01/2049 (A)		140	165
3.750%, 05/01/2021 (A)		386	462
3.500%, 03/01/2030 (A)		831	1,005
3.450%, 03/01/2048 (A)		750	843
3.350%, 03/01/2035 (A)		367	426
2.950%, 09/01/2038 (A)		365	394
2.800%, 03/01/2067 (A)		90	86
2.500%, 11/15/2025		2,255	2,603
2.450%, 09/01/2033 (A)		552	589
2.000%, 02/01/2028		1,095	1,201
1.850%, 05/15/2024		470	532
0.950%, 03/01/2023		1,530	1,695
0.900%, 08/01/2022		3,210	3,580
Unione di Banche Italiane
1.000%, 01/27/2023		185	214

			18,080

Japan — 18.3%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,306
1.050%, 06/20/2023		90,000	851
Government of Japan 5 Year Bond
0.100%, 12/20/2019		128,000	1,159
0.100%, 03/20/2020		410,800	3,721
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	8,042
0.100%, 06/20/2026		39,650	366

22	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.100%, 03/20/2027	JPY	114,350	$1,058
0.100%, 06/20/2027		142,600	1,318
Government of Japan 20 Year Bond
1.900%, 09/20/2022		583,400	5,655
1.700%, 06/20/2033		1,207,550	13,356
1.400%, 09/20/2034		444,650	4,773
1.000%, 12/20/2035		50,000	510
0.700%, 03/20/2037		92,700	901
0.500%, 09/20/2036		451,400	4,254
0.200%, 06/20/2036		169,400	1,520
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028		14,550	161
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031		17,150	191
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		729,400	8,026
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		58,550	639
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		149,750	1,616
Government of Japan 30 Year Bond
0.800%, 09/20/2047		445,300	4,349
0.300%, 06/20/2046		134,250	1,158
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,498
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		332,900	4,141
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		175,600	2,116
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		80,550	981
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		62,100	747
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		259,650	3,076
Government of Japan 40 Year Bond
0.400%, 03/20/2056		304,100	2,601
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	497
Government of Japan CPI Linked Bond
0.100%, 03/10/2026		345,684	3,244
Japan Government Two Year Bond
0.100%, 11/01/2020		259,050	2,351
Mizuho Financial Group MTN
0.956%, 10/16/2024	EUR	385	440
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)		430	495

			88,117

Luxembourg — 0.1%
Arena Luxembourg Finance
2.875%, 11/01/2024	$	165	190

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	$245
Samsonite Finco SARL
3.500%, 05/15/2026	EUR	100	112

			547

Malaysia — 1.0%
Malaysia Government Bond
5.734%, 07/30/2019	MYR	2,233	551
4.181%, 07/15/2024		3,360	843
4.048%, 09/30/2021		3,380	840
3.955%, 09/15/2025		3,440	855
3.882%, 03/10/2022		780	194
3.795%, 09/30/2022		3,430	848
3.654%, 10/31/2019		1,771	435
3.480%, 03/15/2023		1,135	277
3.441%, 02/15/2021		491	120

			4,963

Mexico — 1.7%
Alfa
5.250%, 03/25/2024 (A)	$	205	215
Mexican Bonos
8.000%, 06/11/2020	MXN	11,090	573
7.750%, 11/13/2042		2,983	143
7.500%, 06/03/2027		2,435	122
6.500%, 06/09/2022		22,900	1,137
5.750%, 03/05/2026		11,907	542
Mexican Bonos, Ser M
6.500%, 06/10/2021		6,746	339
Mexican Bonos, Ser M20
10.000%, 12/05/2024		46,790	2,648
7.750%, 05/29/2031		28,570	1,423
Mexican Bonos, Ser M30
10.000%, 11/20/2036		11,460	680
Petroleos Mexicanos
6.500%, 01/23/2029	$	180	178

			8,000

Netherlands — 2.9%
ABN AMRO Bank
5.750%, VAR EUR Swap Annual 5 Yr+5.452%, 12/31/2049	EUR	400	465
ABN AMRO Bank MTN
1.250%, 01/10/2033		300	354
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022		340	414
BNG Bank MTN
0.500%, 04/16/2025		225	259
Constellium
4.250%, 02/15/2026 (A)		100	114
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	297
4.625%, 05/23/2029		130	192

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.250%, 05/31/2032	EUR	300	$355
ING Bank
5.800%, 09/25/2023 (A)	$	315	340
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	207
Kingdom of Netherlands
4.000%, 01/15/2037 (A)		824	1,494
3.750%, 01/15/2042 (A)		40	76
2.750%, 01/15/2047 (A)		190	329
2.500%, 01/15/2033 (A)		550	801
2.000%, 07/15/2024 (A)		345	436
0.500%, 07/15/2026 (A)		570	672
0.250%, 01/15/2020 (A)		3,195	3,612
0.250%, 07/15/2025 (A)		922	1,069
Lincoln Financing SARL
3.625%, 04/01/2024 (A)		170	193
MARB BondCo PLC
7.000%, 03/15/2024 (A)	$	282	279
Minejesa Capital BV
4.625%, 08/10/2030		300	291
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036	EUR	281	329
0.625%, 01/18/2027		225	260
Netherlands Government Bond
0.750%, 07/15/2028 (A)		474	568
0.080%, 01/15/2024 (A)(B)		500	571

			13,977

New Zealand — 1.8%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	5,749	4,540
3.000%, 04/15/2020		2,357	1,632
3.000%, 04/20/2029		1,380	1,043
2.750%, 04/15/2025		461	336
New Zealand Government Inflation Linked Bond
2.000%, 09/20/2025		610	487
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		1,100	858

			8,896

Norway — 0.7%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080%, 12/29/2049	$	355	365
DNB Boligkreditt MTN
3.875%, 06/16/2021	EUR	390	477
Equinor MTN
5.625%, 03/11/2021		216	269
2.000%, 09/10/2020		285	330
Norway Government Bond
3.000%, 03/14/2024 (A)	NOK	1,972	247

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.000%, 05/24/2023 (A)	NOK	4,771	$569
2.000%, 04/26/2028 (A)		2,106	254
1.750%, 02/17/2027 (A)		2,135	253
1.750%, 09/06/2029 (A)		1,625	191
1.500%, 02/19/2026 (A)		2,163	252

			3,207

Poland — 0.8%
Republic of Poland Government Bond
4.000%, 10/25/2023	PLN	1,401	395
3.250%, 07/25/2025		1,890	518
2.750%, 04/25/2028		2,820	735
2.500%, 07/25/2026		1,560	406
2.000%, 04/25/2021		4,961	1,302
1.500%, 04/25/2020		1,100	287
Republic of Poland Government Bond, Ser 1019
5.500%, 10/25/2019		1,045	279

			3,922

Portugal — 0.6%
EDP - Energias de Portugal
5.375%, VAR EUR Swap Annual 5 Yr+5.043%, 09/16/2075	EUR	200	241
EDP Finance MTN
2.000%, 04/22/2025		370	441
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/2027 (A)		640	895
4.100%, 04/15/2037 (A)		277	410
2.200%, 10/17/2022 (A)		775	943

			2,930

Qatar — 0.2%
Qatar Government International Bond
3.375%, 03/14/2024 (A)	$	1,100	1,111

Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)		345	352
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	270

			622

Singapore — 1.6%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,040	849
3.125%, 09/01/2022		2,088	1,602
3.000%, 09/01/2024		2,649	2,059
2.750%, 03/01/2046		200	153
2.250%, 08/01/2036		250	181
2.000%, 07/01/2020		3,260	2,409
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	$	495	490

			7,743

24	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	$100

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	366

South Africa — 0.0%
Sappi Papier Holding GmbH
3.125%, 04/15/2026 (A)		100	113

South Korea — 0.5%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	493
Korea Treasury Bond
3.000%, 09/10/2024	KRW	884,000	827
1.500%, 12/10/2026		994,000	853

			2,173

Spain — 4.3%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	EUR	600	765
Banco Bilbao Vizcaya Argentaria
5.875%, VAR EUR Swap Annual 5 Yr+5.660%, 12/24/2167		200	218
2.250%, 06/12/2024		200	250
Banco de Sabadell
0.875%, 11/12/2021		400	461
Banco Santander
1.000%, 03/03/2022		400	464
Bankia
0.875%, 01/21/2021		300	343
CaixaBank
1.250%, 01/11/2027		500	593
Gas Natural Fenosa Finance BV
3.375%, VAR EUR Swap Annual 9 Yr+3.079%, 12/29/2049		100	113
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	346
Government of Spain
6.000%, 01/31/2029		104	171
4.900%, 07/30/2040 (A)		810	1,383
4.700%, 07/30/2041 (A)		301	505
4.200%, 01/31/2037 (A)		113	175
3.450%, 07/30/2066 (A)		169	236
2.900%, 10/31/2046 (A)		365	471
1.950%, 04/30/2026 (A)		3,850	4,721
1.950%, 07/30/2030 (A)		141	170
1.600%, 04/30/2025 (A)		168	202
1.500%, 04/30/2027 (A)		915	1,083
1.400%, 04/30/2028 (A)		508	594
0.450%, 10/31/2022		175	201

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Iberdrola Finanzas MTN
1.000%, 03/07/2025	EUR	500	$580
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	226
Kutxabank
1.250%, 09/22/2025		300	356
Spain Government Bond
5.750%, 07/30/2032		102	176
2.350%, 07/30/2033 (A)		507	628
1.450%, 04/30/2029 (A)		1,401	1,625
0.050%, 10/31/2021		2,742	3,100
Telefonica Emisiones SAU MTN
1.528%, 01/17/2025		500	588

			20,744

Supra-National — 4.3%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	140,000	1,521
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	540	681
1.700%, 02/13/2043		340	425
0.500%, 07/11/2025		695	804
0.400%, 02/17/2025		1,695	1,951
0.200%, 04/28/2025		600	682
0.125%, 10/17/2023		449	511
European Investment Bank
1.900%, 01/26/2026	JPY	318,500	3,295
European Investment Bank MTN
6.000%, 08/06/2020	AUD	2,652	1,989
1.250%, 05/12/2025	SEK	13,180	1,483
1.000%, 03/14/2031	EUR	405	477
0.250%, 10/14/2024		1,725	1,980
0.250%, 09/14/2029		745	823
European Stability Mechanism MTN
1.000%, 09/23/2025		570	681
European Union MTN
2.875%, 04/04/2028		575	795
International Bank for Reconstruction & Development MTN
3.500%, 01/22/2021	NZD	1,120	786
2.800%, 01/13/2021	AUD	1,230	889
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	763

			20,536

Sweden — 1.3%
Dometic Group AB
3.000%, 09/13/2023	EUR	130	146
Kommunivest I Sverige AB
1.000%, 10/02/2024	SEK	5,830	647
Nordea Bank Abp
0.425%, 05/28/2019	JPY	100,000	904

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Skandinaviska Enskilda Banken
3.178%, VAR ICE LIBOR USD 3 Month+0.570%, 09/13/2019 (A)	$	200	$200
Skandinaviska Enskilda Banken MTN
5.750%, VAR USD Swap Semi 30/360 5 Yr Curr+3.850%, 11/29/2049		465	459
Stadshypotek MTN
0.625%, 11/10/2021	EUR	530	608
Svenska Handelsbanken
5.250%, VAR USD Swap Semi 30/360 5 Yr Curr+3.335%, 12/29/2049	$	325	322
Swedbank
6.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.106%, 03/17/2166		200	191
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	410
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	368
3.500%, 03/30/2039		1,205	195
1.000%, 11/12/2026		1,725	199
0.750%, 11/12/2029		5,800	654
Sweden Government Bond, Ser 1047
5.000%, 12/01/2020		3,370	397
Vattenfall
3.000%, VAR EUR Swap Annual 5 Yr+2.511%, 03/19/2077	EUR	175	195
Vattenfall MTN
6.250%, 03/17/2021		213	269

			6,164

Switzerland — 0.9%
Aquarius & Investments for Swiss Reinsurance
6.375%, VAR USD Swap Semi 30/360 5 Yr Curr+5.210%, 09/01/2024	$	340	343
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	252
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.598%, 12/31/2049 (A)	$	270	285
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%, 01/17/2167 (A)		200	206
2.125%, VAR BPSW1+1.230%, 09/12/2025	GBP	250	318
Dufry One
2.500%, 10/15/2024	EUR	125	143
Government of Switzerland
3.000%, 05/12/2019	CHF	110	111
2.000%, 04/28/2021		735	781
2.000%, 05/25/2022		75	82
1.500%, 04/30/2042		305	402
1.250%, 06/11/2024		405	448

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)	$	200	$203
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026	EUR	200	239
UBS Group Funding Switzerland
1.750%, 11/16/2022		427	502

			4,315

Thailand — 0.4%
Thailand Government Bond
4.875%, 06/22/2029	THB	11,215	426
4.675%, 06/29/2044		20,805	815
3.650%, 12/17/2021		11,020	364
3.625%, 06/16/2023		5,375	180

			1,785

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	287

United Arab Emirates — 0.1%
DP World
2.375%, 09/25/2026 (A)		295	344

United Kingdom — 9.6%
Anglian Water Services Financing
6.875%, 08/21/2023	GBP	230	368
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	220	250
Arqiva Financing MTN
4.040%, 06/30/2020	GBP	220	294
Barclays MTN
2.000%, VAR EUR Swap Annual 5 Yr+1.900%, 02/07/2028	EUR	500	538
1.500%, 04/01/2022		300	345
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	272
BAT International Finance MTN
1.250%, 03/13/2027	EUR	333	356
BP Capital Markets MTN
1.526%, 09/26/2022		350	413
1.117%, 01/25/2024		165	192
Centrica MTN
4.375%, 03/13/2029	GBP	164	245
4.250%, 09/12/2044		100	149
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	238
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	267

26	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Coca-Cola European Partners
2.375%, 05/07/2025	EUR	400	$493
Delphi Automotive
1.500%, 03/10/2025		420	478
Diageo Finance MTN
0.250%, 10/22/2021		240	271
DS Smith MTN
1.375%, 07/26/2024		430	487
EC Finance
2.375%, 11/15/2022 (A)		100	114
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	373
GlaxoSmithKline Capital
0.000%, 09/12/2020 (B)	EUR	595	669
Heathrow Funding MTN
2.750%, 08/09/2049	GBP	160	200
1.875%, 05/23/2022	EUR	235	277
HSBC Holdings
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	224
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	169
InterContinental Hotels Group MTN
3.750%, 08/14/2025	GBP	174	240
International Game Technology
4.750%, 02/15/2023	EUR	160	195
Lecta
6.500%, 08/01/2023 (A)		113	118
Lloyds Banking Group MTN
1.750%, VAR EUR Swap Annual 5 Yr+1.300%, 09/07/2028		605	668
1.000%, 11/09/2023		280	314
National Westminster Bank MTN
3.875%, 10/19/2020		123	147
Nationwide Building Society MTN
4.625%, 02/08/2021		550	673
2.000%, VAR EUR Swap Annual 5 Yr+1.500%, 07/25/2029		605	668
0.500%, 02/23/2024		225	257
Next Group
3.625%, 05/18/2028	GBP	190	252
Northumbrian Water Finance
6.875%, 02/06/2023		190	296
5.625%, 04/29/2033		70	123
Rio Tinto Finance MTN
2.875%, 12/11/2024	EUR	290	369
Royal Bank of Scotland Group
4.921%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017	$	200	186
Royal Bank of Scotland Group MTN
2.500%, 03/22/2023	EUR	465	546

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	$137
Santander UK PLC
6.222%, VAR ICE LIBOR GBP 3 Month+1.130%, 05/24/2167		130	167
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	428
1.125%, 01/14/2022		330	379
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	249
Sky PLC MTN
6.000%, 05/21/2027		50	85
2.250%, 11/17/2025	EUR	275	340
SSE PLC MTN
0.875%, 09/06/2025		395	442
Standard Chartered
4.261%, VAR ICE LIBOR USD 3 Month+1.510%, 01/29/2049 (A)	$	500	400
Standard Chartered MTN
3.625%, 11/23/2022	EUR	160	196
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	251
Unilever NV
0.375%, 02/14/2023	EUR	220	251
United Kingdom Gilt
4.750%, 12/07/2030	GBP	115	209
4.500%, 12/07/2042		230	476
4.250%, 06/07/2032		1,720	3,062
4.250%, 03/07/2036		435	809
4.250%, 12/07/2040		470	921
4.250%, 12/07/2046		980	2,045
3.750%, 09/07/2020		631	858
3.750%, 09/07/2021		945	1,324
3.750%, 07/22/2052		80	166
3.500%, 01/22/2045		1,445	2,651
3.250%, 01/22/2044		400	700
2.750%, 09/07/2024		200	288
2.500%, 07/22/2065		1,521	2,684
1.750%, 07/22/2019		1,860	2,431
1.625%, 10/22/2028		329	453
1.500%, 01/22/2021		1,450	1,918
1.500%, 07/22/2047		630	810
1.250%, 07/22/2027		1,015	1,359
1.000%, 04/22/2024		1,771	2,335
0.750%, 07/22/2023		2,170	2,832
Vodafone Group MTN
1.000%, 09/11/2020	EUR	355	403
Wales & West Utilities Finance PLC
6.250%, 11/30/2021	GBP	240	353
Western Power Distribution West Midlands PLC
5.750%, 04/16/2032		100	174

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	27

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.875%, 10/17/2024	GBP	230	$329
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	313
Zurich Finance PLC MTN
6.625%, 10/30/2049 (C)		235	339

			46,301

United States — 5.8%
AbbVie
1.375%, 05/17/2024	EUR	220	255
Altria Group
1.000%, 02/15/2023		213	241
American International Group
2.550%, VAR ICE LIBOR GBP 3 Month+1.705%, 03/15/2067	GBP	100	115
AT&T
1.800%, 09/05/2026	EUR	720	843
Bank of America MTN
2.375%, 06/19/2024		835	1,024
1.625%, 09/14/2022		261	307
1.379%, VAR Euribor 3 Month+1.030%, 02/07/2025		165	192
Belden
3.375%, 07/15/2027		127	143
3.375%, 07/15/2027		100	113
Berkshire Hathaway
0.625%, 01/17/2023		265	304
BWAY Holding Co
4.750%, 04/15/2024 (A)		175	200
Carnival
1.625%, 02/22/2021		180	208
Chubb INA Holdings
1.550%, 03/15/2028		325	381
Citigroup
2.040%, 09/16/2020	JPY	200,000	1,855
Citigroup MTN
0.750%, 10/26/2023	EUR	365	415
Comcast
3.450%, 10/01/2021	$	965	984
CVS Health Corp
3.125%, 03/09/2020		835	837
DH Europe Finance
1.700%, 01/04/2022	EUR	350	410
Digital Euro Finco
2.625%, 04/15/2024		175	209
Dover MTN
2.125%, 12/01/2020		267	310
FedEx
0.700%, 05/13/2022		108	123
Fidelity National Information Services
0.400%, 01/15/2021		284	320
Ford Motor Credit MTN
3.021%, 03/06/2024		170	193

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
0.122%, VAR Euribor 3 Month+0.430%, 05/14/2021	EUR	750	$813
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	279
General Electric
1.500%, 05/17/2029	EUR	170	183
General Motors Financial MTN
0.955%, 09/07/2023		540	598
Goldman Sachs Group
2.625%, 04/25/2021	$	425	423
Goldman Sachs Group MTN
2.000%, 07/27/2023	EUR	900	1,064
1.625%, 07/27/2026		170	196
Halfmoon Parent
4.125%, 11/15/2025 (A)	$	136	141
IHS Markit
4.125%, 08/01/2023		326	332
4.000%, 03/01/2026 (A)		85	85
International Business Machines MTN
0.875%, 01/31/2025	EUR	593	678
Iron Mountain
3.000%, 01/15/2025		130	147
Kraft Heinz Foods
4.000%, 06/15/2023	$	255	262
Mastercard
1.100%, 12/01/2022	EUR	445	517
McKesson
3.125%, 02/17/2029	GBP	135	178
0.625%, 08/17/2021	EUR	355	403
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	462
Merck
1.125%, 10/15/2021		355	410
Micron Technology
4.640%, 02/06/2024	$	258	265
Moody’s
1.750%, 03/09/2027	EUR	265	314
Morgan Stanley
1.875%, 03/30/2023		490	580
Morgan Stanley MTN
1.375%, 10/27/2026		360	412
0.092%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	955
National Grid North America MTN
1.000%, 07/12/2024		300	344
Panther BF Aggregator 2
4.375%, 05/15/2026 (A)		106	121
Philip Morris International
0.625%, 11/08/2024		285	320
Philip Morris International MTN
1.875%, 03/03/2021		300	349

28	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
PNC Funding
3.300%, 03/08/2022	$	150	$152
Priceline Group
2.375%, 09/23/2024		355	437
Procter & Gamble
2.000%, 11/05/2021	EUR	345	409
Prologis MTN
3.000%, 01/18/2022		115	139
Santander Holdings USA
3.700%, 03/28/2022	$	460	465
Seagate HDD Cayman
4.875%, 03/01/2024		85	84
4.750%, 06/01/2023		17	17
4.750%, 01/01/2025		123	120
Southern Co/The
2.750%, 06/15/2020		700	700
Sprint Spectrum
4.738%, 03/20/2025 (A)		265	268
Terraform Global Operating
6.125%, 03/01/2026 (A)		55	54
Toyota Motor Credit MTN
1.800%, 07/23/2020	EUR	115	133
0.625%, 11/21/2024		465	532
United Technologies Corp
1.250%, 05/22/2023		225	261
1.150%, 05/18/2024		164	189
US Bancorp MTN
0.850%, 06/07/2024		226	258
Verizon Communications
4.016%, 12/03/2029 (A)	$	601	618
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	272
4.050%, 02/17/2025	AUD	680	509
Wells Fargo & Co MTN
2.000%, 04/27/2026	EUR	210	253
1.375%, 06/30/2022	GBP	195	251
Western Digital Corp
4.750%, 02/15/2026	$	328	313
WPC Eurobond BV
2.125%, 04/15/2027	EUR	380	428
XPO Logisitics Inc
6.750%, 08/15/2024 (A)	$	194	198

			27,873

Uruguay — 0.0%
Republic of Uruguay
8.500%, 03/15/2028 (A)	UYU	2,325	61

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Uruguay Government International Bond
9.875%, 06/20/2022 (A)	UYU	3,181	$94

			155

Total Global Bonds (Cost $434,756) ($ Thousands)			434,190

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bills
2.416%, 05/21/2019 (B)	$	28,303	28,212
U.S. Treasury Inflation Protected Securities
1.250%, 07/15/2020		1,168	1,186
U.S. Treasury Notes
2.000%, 02/28/2021		1,190	1,183

Total U.S. Treasury Obligations (Cost $30,563) ($ Thousands)			30,581

MORTGAGE-BACKED SECURITIES — 0.8%

Agency Mortgage-Backed Obligation — 0.6%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M2
4.336%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2027		363	367
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
5.086%, VAR ICE LIBOR USD 1 Month+2.600%, 12/25/2027		56	57
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQA2, Cl M2
5.286%, VAR ICE LIBOR USD 1 Month+2.800%, 05/25/2028		102	104
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M2
5.386%, VAR ICE LIBOR USD 1 Month+2.900%, 07/25/2028		179	182
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
8.836%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028		250	298
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA1, Cl M1
3.686%, VAR ICE LIBOR USD 1 Month+1.200%, 07/25/2029		255	256
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
5.936%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029		470	508

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
4.086%, VAR ICE LIBOR USD 1 Month+1.600%, 01/25/2024	$55	$56
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
7.486%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	327	365
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
6.736%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	95	104
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M1
3.836%, VAR ICE LIBOR USD 1 Month+1.350%, 01/25/2029	12	12
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M1
3.786%, VAR ICE LIBOR USD 1 Month+1.300%, 04/25/2029	305	306
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
6.836%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	153	168
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1M1
3.786%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2029	111	111

		2,894

Non-Agency Mortgage-Backed Obligation — 0.2%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
4.750%, 09/25/2034 (C)	12	12
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	76	78
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	73
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	2	2
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	111	111
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.371%, 12/25/2034 (C)	45	46
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	159	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.266%, 10/12/2052 (A)(C)	$15	$1
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.266%, 10/12/2052 (A)(C)	10	–
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	100	101
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/2048	120	122
Wells Fargo Commercial Mortgage Trust, Ser 2015-C30, Cl A3
3.411%, 09/15/2058	80	81

		783

Total Mortgage-Backed Securities (Cost $3,593) ($ Thousands)		3,677

Total Investments in Securities — 97.2% (Cost $468,912) ($ Thousands)		$468,448

30	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Australian 3-Year Bond	113	Jun-2019	$9,051	$9,122	$48
Australian 10-Year Bond	32	Jun-2019	3,086	3,150	55
Australian 10-Year Bond	(3)	Jun-2019	(288)	(295)	(9)
Canadian 10-Year Bond	(2)	Jun-2019	(207)	(208)	(1)
Canadian 10-Year Bond	14	Jun-2019	1,451	1,457	22
Euro	(240)	Jun-2019	(34,142)	(33,866)	277
Euro-Bob	(53)	Jun-2019	(7,965)	(7,923)	(69)
Euro-Bob	20	Jun-2019	2,990	2,990	20
Euro-BTP	43	Jun-2019	6,202	6,251	88
Euro-Bund	27	Jun-2019	4,986	5,043	83
Euro-Bund	(2)	Jun-2019	(372)	(374)	(5)
Euro-Buxl 30 Year Bond	(7)	Jun-2019	(1,466)	(1,506)	(50)
Euro-Buxl 30 Year Bond	6	Jun-2019	1,244	1,291	55
Euro-OAT	(11)	Jun-2019	(1,971)	(2,009)	(55)
Euro-Schatz	29	Jun-2019	3,646	3,646	–
Euro-Schatz	(59)	Jun-2019	(7,493)	(7,418)	(13)
Japanese 10-Year Bond	19	Jun-2019	26,056	26,312	93
Japanese 10-Year Bond E-MINI	31	Jun-2019	4,257	4,293	13
Japanese 10-Year Bond E-MINI	(30)	Jun-2019	(4,104)	(4,154)	(19)
Long Gilt 10-Year Bond	(28)	Jun-2019	(4,696)	(4,720)	(67)
U.S. 2-Year Treasury Note	7	Jul-2019	1,492	1,492	–
U.S. 2-Year Treasury Note	28	Jul-2019	5,942	5,967	25
U.S. 5-Year Treasury Note	(49)	Jul-2019	(5,616)	(5,676)	(60)
U.S. 5-Year Treasury Note	150	Jul-2019	17,255	17,374	119
U.S. 10-Year Treasury Note	5	Jun-2019	613	621	8
U.S. 10-Year Treasury Note	(37)	Jun-2019	(4,572)	(4,596)	(24)
U.S. Ultra Long Treasury Bond	2	Jun-2019	324	336	12
U.S. Ultra Long Treasury Bond	(26)	Jun-2019	(4,200)	(4,368)	(167)
Ultra 10-Year U.S. Treasury Note	(8)	Jun-2019	(1,039)	(1,063)	(22)
Ultra 10-Year U.S. Treasury Note	(37)	Jun-2019	(4,805)	(4,914)	(107)

			$5,659	$6,255	$250

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	04/03/19	EUR	20,305	USD	23,219	$417
ANZ	04/23/19	AUD	8,379	USD	5,969	15
Bank of America	04/04/19	USD	13	NOK	112	—
Bank of America	04/04/19	AUD	18	USD	13	—
Bank of America	04/04/19	EUR	674	USD	766	9
Bank of America	04/04/19 - 04/10/19	USD	2,314	EUR	2,036	(27)
Bank of America	04/04/19	JPY	55,660	USD	500	(3)
Bank of America	04/09/19	GBP	661	USD	869	7
Barclays PLC	04/02/19	USD	703	BRL	2,628	(28)
Barclays PLC	04/04/19	USD	27	AUD	38	—
Barclays PLC	04/04/19	USD	29	CHF	29	—
Barclays PLC	04/04/19	USD	13	CHF	13	—
Barclays PLC	04/04/19	USD	13	NZD	19	—
Barclays PLC	04/04/19	USD	34	NZD	50	—

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/04/19	USD	57	NOK	495	$—
Barclays PLC	04/04/19	USD	60	NOK	518	—
Barclays PLC	04/04/19	USD	116	SEK	1,078	—
Barclays PLC	04/04/19	USD	26	SEK	242	—
Barclays PLC	04/04/19	USD	86	JPY	9,641	1
Barclays PLC	04/04/19	USD	58	JPY	6,428	—
Barclays PLC	04/04/19	USD	145	CAD	194	—
Barclays PLC	04/04/19	USD	58	CAD	77	—
Barclays PLC	04/04/19	NZD	125	USD	86	1
Barclays PLC	04/04/19	NZD	87	USD	59	—
Barclays PLC	04/04/19	EUR	492	USD	559	7
Barclays PLC	04/04/19	NOK	654	USD	77	1
Barclays PLC	04/04/19	NOK	452	USD	52	—
Barclays PLC	04/04/19	CAD	1,183	USD	886	1
Barclays PLC	04/04/19	CAD	77	USD	57	—
Barclays PLC	04/04/19	SEK	1,168	USD	127	1
Barclays PLC	04/04/19	SEK	244	USD	26	—
Barclays PLC	04/04/19	CHF	2,234	USD	2,236	(8)
Barclays PLC	04/04/19	USD	13	EUR	12	—
Barclays PLC	04/04/19 - 04/11/19	USD	2,233	EUR	1,976	(14)
Barclays PLC	04/04/19	AUD	59	USD	42	—
Barclays PLC	04/04/19 - 04/30/19	AUD	7,727	USD	5,476	(15)
Barclays PLC	04/04/19	JPY	7,314	USD	66	—
Barclays PLC	04/04/19	JPY	4,675	USD	42	—
Barclays PLC	04/04/19	HUF	74,958	USD	269	8
Barclays PLC	04/11/19	GBP	390	USD	516	8
Barclays PLC	04/16/19	ILS	4,746	USD	1,298	(12)
Barclays PLC	06/10/19	USD	1,029	TWD	31,732	2
Barclays PLC	06/13/19	USD	627	MXN	11,933	(19)
BMO Capital	04/26/19	USD	293	JPY	32,402	—
BMO Capital	04/26/19	JPY	7,680,314	USD	69,426	(123)
BNP Paribas	04/11/19	USD	1,036	GBP	781	(18)
BNP Paribas	04/16/19 - 04/30/19	EUR	11,400	USD	12,911	94
BNP Paribas	04/26/19	JPY	97,200	USD	880	—
BNP Paribas	04/30/19	USD	103	NZD	152	—
BNP Paribas	04/30/19	USD	239	EUR	212	—
BNP Paribas	04/30/19	AUD	405	USD	288	—
BNP Paribas	04/30/19	GBP	544	USD	710	—
BNP Paribas	05/09/19	CAD	18,237	USD	13,685	19
BNP Paribas	04/30/19 - 05/09/19	CAD	1,335	USD	997	(3)
BNP Paribas	06/13/19	MXN	11,867	USD	616	11
Brown Brothers Harriman	04/09/19	USD	426	GBP	327	—
Brown Brothers Harriman	04/09/19	GBP	652	USD	862	12
Brown Brothers Harriman	04/10/19	USD	616	EUR	548	—
Brown Brothers Harriman	04/10/19	USD	1,973	EUR	1,727	(32)
Brown Brothers Harriman	04/10/19	EUR	4,337	USD	4,935	62
Brown Brothers Harriman	04/12/19	SEK	3,025	EUR	291	—
Brown Brothers Harriman	04/12/19	SEK	1,509	USD	169	6
Brown Brothers Harriman	04/12/19	SEK	10,766	USD	1,161	—

32	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	04/23/19	USD	244	AUD	344	$—
Brown Brothers Harriman	05/09/19	USD	87	CAD	116	—
Brown Brothers Harriman	05/09/19	CAD	539	USD	404	—
Brown Brothers Harriman	06/13/19	MXN	6,370	USD	326	1
BT Brokerage	04/04/19	USD	1,690	NZD	2,487	6
BT Brokerage	04/30/19	USD	75	EUR	67	—
BT Brokerage	04/04/19	USD	8,140	EUR	7,216	(36)
BT Brokerage	04/11/19	GBP	23	USD	30	—
Citi	04/02/19	BRL	2,768	USD	714	3
Citi	04/09/19	GBP	7,114	USD	9,389	116
Citi	04/11/19	JPY	849,297	USD	7,701	21
Citi	04/12/19	SEK	3,386	USD	367	1
Citi	05/16/19	KRW	1,449,746	USD	1,277	—
Citi	05/23/19	CLP	422,326	USD	633	12
Citi	06/12/19	USD	1,299	CNH	8,722	(1)
Citi	06/13/19	USD	658	MXN	12,638	(14)
Citigroup	04/04/19	USD	14	EUR	12	—
Citigroup	04/04/19	NZD	42	USD	29	—
Citigroup	04/04/19	USD	69	NOK	608	2
Citigroup	04/04/19	ILS	3,960	USD	1,093	2
Citigroup	04/04/19 - 05/15/19	EUR	10,855	USD	12,416	184
Citigroup	04/04/19	CZK	16,323	USD	726	17
Citigroup	04/26/19	JPY	76,669	USD	694	—
Credit Suisse First Boston	04/11/19	USD	2,041	GBP	1,547	(24)
Goldman Sachs	04/08/19	USD	630	PLN	2,364	(14)
Goldman Sachs	04/10/19	EUR	6,600	USD	7,628	212
Goldman Sachs	04/11/19	USD	1,619	JPY	179,171	1
Goldman Sachs	04/12/19	USD	663	NOK	5,642	(8)
HSBC	04/04/19 - 04/10/19	EUR	2,879	USD	3,261	26
HSBC	04/11/19	USD	2,531	GBP	1,914	(36)
HSBC	05/03/19	BRL	2,455	USD	618	(12)
HSBC	05/16/19	USD	644	KRW	721,030	(9)
JPMorgan Chase Bank	04/04/19	USD	91	CHF	91	1
JPMorgan Chase Bank	04/04/19	USD	35	CHF	35	—
JPMorgan Chase Bank	04/04/19	CHF	106	USD	107	—
JPMorgan Chase Bank	04/04/19	CHF	58	USD	58	—
JPMorgan Chase Bank	04/04/19	USD	163	AUD	231	2
JPMorgan Chase Bank	04/04/19	USD	16	AUD	22	—
JPMorgan Chase Bank	04/04/19	USD	202	NOK	1,759	2
JPMorgan Chase Bank	04/04/19	USD	145	NOK	1,239	(1)
JPMorgan Chase Bank	04/04/19	CAD	317	USD	238	1
JPMorgan Chase Bank	04/04/19	CAD	61	USD	45	—
JPMorgan Chase Bank	04/04/19	USD	244	NZD	359	1
JPMorgan Chase Bank	04/04/19	USD	179	NZD	260	(1)
JPMorgan Chase Bank	04/04/19	AUD	214	USD	153	1
JPMorgan Chase Bank	04/04/19	AUD	237	USD	168	(1)
JPMorgan Chase Bank	04/04/19	USD	284	CAD	381	1
JPMorgan Chase Bank	04/04/19	USD	236	CAD	315	(1)
JPMorgan Chase Bank	04/04/19	USD	518	SEK	4,870	7

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/04/19	USD	77	SEK	705	$(1)
JPMorgan Chase Bank	04/04/19	NZD	329	USD	226	2
JPMorgan Chase Bank	04/04/19	NZD	269	USD	183	(1)
JPMorgan Chase Bank	04/04/19	USD	632	JPY	70,501	5
JPMorgan Chase Bank	04/04/19	USD	58	JPY	6,424	—
JPMorgan Chase Bank	04/04/19	SGD	1,281	USD	946	1
JPMorgan Chase Bank	04/04/19 - 04/11/19	USD	2,480	EUR	2,196	(14)
JPMorgan Chase Bank	04/04/19 - 04/11/19	EUR	2,941	USD	3,327	24
JPMorgan Chase Bank	04/04/19	NOK	3,345	USD	393	4
JPMorgan Chase Bank	04/04/19	NOK	678	USD	78	(1)
JPMorgan Chase Bank	04/04/19	SEK	4,302	USD	467	3
JPMorgan Chase Bank	04/04/19	SEK	387	USD	41	(1)
JPMorgan Chase Bank	04/04/19	THB	57,993	USD	1,819	(8)
JPMorgan Chase Bank	04/04/19	JPY	52,236	USD	474	2
JPMorgan Chase Bank	04/04/19	JPY	234,952	USD	2,120	(3)
JPMorgan Chase Bank	04/08/19	USD	650	PLN	2,438	(14)
JPMorgan Chase Bank	04/11/19	GBP	855	USD	1,130	16
JPMorgan Chase Bank	04/11/19	USD	1,179	GBP	888	(21)
JPMorgan Chase Bank	04/24/19	USD	808	EUR	713	(6)
JPMorgan Chase Bank	04/24/19	CAD	2,069	USD	1,554	4
JPMorgan Chase Bank	04/24/19	PLN	2,395	USD	629	4
JPMorgan Chase Bank	04/24/19	USD	2,568	SEK	23,865	10
JPMorgan Chase Bank	04/24/19	USD	2,715	NOK	23,282	(8)
JPMorgan Chase Bank	04/24/19	CHF	3,755	USD	3,752	(27)
JPMorgan Chase Bank	04/24/19	USD	5,788	GBP	4,355	(108)
JPMorgan Chase Bank	04/24/19	SGD	8,463	USD	6,246	(6)
JPMorgan Chase Bank	04/24/19	AUD	9,345	USD	6,594	(46)
JPMorgan Chase Bank	04/24/19	EUR	15,792	USD	17,904	141
JPMorgan Chase Bank	04/24/19	NZD	16,572	USD	11,301	(3)
JPMorgan Chase Bank	04/24/19	HUF	983,744	USD	3,547	105
JPMorgan Chase Bank	04/26/19	JPY	2,577,492	USD	23,308	(32)
JPMorgan Chase Bank	04/30/19	USD	781	COP	2,411,944	(25)
JPMorgan Chase Bank	04/30/19	BRL	3,773	USD	986	18
JPMorgan Chase Bank	04/30/19	MXN	23,298	USD	1,228	32
JPMorgan Chase Bank	04/30/19	THB	222,627	USD	7,009	(12)
JPMorgan Chase Bank	04/30/19	KRW	1,835,000	USD	1,627	12
JPMorgan Chase Bank	06/13/19	CHF	1,586	USD	1,585	(19)
Morgan Stanley	04/02/19	USD	647	BRL	2,455	(16)
Morgan Stanley	04/04/19	USD	27	SEK	248	—
Morgan Stanley	04/04/19	USD	143	AUD	202	—
Morgan Stanley	04/04/19	USD	250	NOK	2,145	—
Morgan Stanley	04/04/19	USD	403	MXN	7,721	(5)
Morgan Stanley	04/04/19	USD	494	EUR	439	(1)
Morgan Stanley	04/04/19	USD	814	NZD	1,198	3
Morgan Stanley	04/04/19	USD	13	NZD	19	—
Morgan Stanley	04/04/19 - 04/11/19	USD	3,042	JPY	336,946	5
Morgan Stanley	04/04/19	AUD	7,372	USD	5,237	—
Morgan Stanley	04/04/19 - 04/12/19	NOK	7,708	USD	897	3
Morgan Stanley	04/04/19	DKK	7,862	USD	1,198	16

34	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	04/04/19	SEK	15,253	USD	1,646	$1
Morgan Stanley	04/04/19 - 04/26/19	NZD	12,721	USD	8,694	18
Morgan Stanley	04/30/19	NZD	6,734	USD	4,575	(19)
Morgan Stanley	04/04/19	JPY	46,208	USD	419	2
Morgan Stanley	04/04/19	JPY	55,660	USD	500	(3)
Morgan Stanley	05/23/19	USD	632	CLP	422,343	(10)
Morgan Stanley	06/10/19	TWD	31,883	USD	1,040	4
National Bank of Australia	04/04/19	USD	8,129	JPY	907,624	73
National Bank of Australia	04/04/19	JPY	7,683,714	USD	68,818	(616)
RBC	04/04/19	CAD	18,017	USD	13,536	49
RBC	04/30/19	CAD	19,369	USD	14,465	(46)
RBC	04/30/19	MXN	39,531	USD	2,030	1
RBC	04/04/19	MXN	47,252	USD	2,434	(1)
RBC	04/30/19	USD	467	CAD	625	2
RBS	04/10/19	EUR	19,508	USD	22,033	115
RBS	05/03/19	USD	597	BRL	2,315	(3)
Standard Chartered	04/11/19	USD	2,003	GBP	1,513	(30)
Standard Chartered	05/16/19	USD	977	KRW	1,090,899	(16)
State Street	04/04/19	EUR	58,879	USD	66,958	835
State Street	04/11/19	USD	2,058	GBP	1,556	(30)
TD Securities	04/11/19	GBP	170	USD	221	—
TD Securities	04/30/19	SEK	6,080	USD	657	—
UBS	04/04/19	USD	315	JPY	34,700	(2)
UBS	04/04/19	PLN	5,635	USD	1,487	17
UBS	04/11/19	GBP	27,460	USD	36,467	672
UBS	04/26/19	USD	648	NZD	951	1

						$1,888

A list of the open OTC swap agreements held by the Fund at March 31, 2019, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Goldman Sachs	CMBX.NA.BBB	Sell	3.00%	Quarterly	05/11/2063	$(1,345)	$(170)	$(166)	$(4)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(127)	(16)	(9)	(7)
Credit Suisse	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(134)	(17)	(8)	(9)
Deutsche Bank	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	(406)	(51)	(28)	(23)

							$(254)	$(211)	$(43)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH EUR - LIBOR	0.2005%	Semi-Annually	01/15/2024	EUR	4,500	$50	$–	$50
1.6460%	6-MONTH GBP - LIBOR	Semi-Annually	10/03/2047	GBP	460	(44)	–	(44)

						$6	$–	$6

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

International Fixed Income Fund (Concluded)

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
ITRAXX Europe Series 28	Sell	1.00%	Semi-Annually	06/20/2024	$(2,340)	$43	$44	$(1)

						$43	$44	$(1)

Percentages are based on Net Assets of $481,892 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $62,261 ($ Thousands), representing 12.9% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ARS — Argentine Peso

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE — Intercontinental Exchange

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Bhat

TWD — Taiwan Dollar

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$–	$434,190	$–	$434,190
U.S. Treasury Obligations	–	30,581	–	30,581
Mortgage-Backed Securities	–	3,677	–	3,677

Total Investments in Securities	$–	$468,448	$–	$468,448

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$918	$–	$–	$918
Unrealized Depreciation	(668)	–	–	(668)
Forwards Contracts*
Unrealized Appreciation	–	3,502	–	3,502
Unrealized Depreciation	–	(1,614)	–	(1,614)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(43)	–	(43)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(1)	–	(1)
Interest Rate Swaps*
Unrealized Appreciation	–	50	–	50
Unrealized Depreciation	–	(44)	–	(44)

Total Other Financial Instruments	$250	$1,850	$–	$2,100

*Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9).

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 95.6%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$471

Angola — 0.6%
Angolan Government International Bond
9.500%, 11/12/2025	$	310	352
9.375%, 05/08/2048		3,527	3,810
9.375%, 05/08/2048 (A)		515	557
8.250%, 05/09/2028 (B)		530	552
Republic of Angola Via Avenir II BV MTN
10.373%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		3,849	4,233
7.391%, VAR ICE LIBOR USD 6 Month+4.500%, 12/11/2023		690	658

			10,162

Argentina — 3.2%
Adecoagro
6.000%, 09/21/2027 (A)		785	738
Agua y Saneamientos Argentinos
6.625%, 02/01/2023		1,230	932
Argentina Treasury Bond
2.500%, 07/22/2021	ARS	6,000	254
Argentine Bonos del Tesoro
18.200%, 10/03/2021		15,777	254
Argentine Republic Government International Bond
8.280%, 12/31/2033	$	1,262	1,022
7.820%, 12/31/2033	EUR	5,747	5,547
7.820%, 12/31/2033		15,228	14,792
7.125%, 07/06/2036	$	1,679	1,289
6.875%, 04/22/2021		145	132
6.875%, 01/11/2048		855	629
5.875%, 01/11/2028		4,230	3,244
5.000%, 01/15/2027	EUR	2,065	1,717
4.740%, 03/31/2029		11,362	7,206
4.740%, 03/31/2029		564	358
3.375%, 01/15/2023		680	612

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Autonomous City of Buenos Aires Argentina
51.128%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/29/2024	ARS	48,886	$995
45.268%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 02/22/2028		30,497	647
42.415%, VAR 30-35d Argentina
BADLAR Private Banks+3.250%, 03/29/2024		17,544	357
Bonos De La Nacion Argentina
4.500%, 06/21/2019	$	1,463	1,492
Bonos de la Nacion Argentina con Ajuste por CER
4.000%, 03/06/2020	ARS	30,957	1,045
4.000%, 03/06/2020		333	11
Bonos de la Nacion Argentina En Moneda Dua
4.500%, 02/13/2020	$	2,599	2,477
Provincia de Buenos Aires
7.875%, 06/15/2027		2,762	2,010
5.375%, 01/20/2023	EUR	620	562
Provincia de Cordoba
7.125%, 06/10/2021 (A)	$	531	460
Provincia del Chaco Argentina
9.375%, 08/18/2024		654	471
Rio Energy
6.875%, 02/01/2025 (A)		1,571	1,188
Transportadora de Gas del Sur
6.750%, 05/02/2025 (A)		238	224
YPF MTN
51.729%, VAR 30-35d Argentina
BADLAR Private Banks+4.000%, 07/07/2020		368	148

			50,813

Austria — 0.0%
Klabin Austria GmbH
5.750%, 04/03/2029 (A)		489	486

Azerbaijan — 1.0%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,711	1,690
4.750%, 03/18/2024		400	415
Southern Gas Corridor
6.875%, 03/24/2026 (A)		1,437	1,610
6.875%, 03/24/2026		3,895	4,365
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		1,216	1,363
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,310	2,596
6.950%, 03/18/2030		611	687

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023	$	2,353	$2,409
4.750%, 03/13/2023		1,300	1,331

			16,466

Bahrain — 0.4%
Bahrain Government International Bond
7.500%, 09/20/2047 (A)		1,371	1,460
7.000%, 01/26/2026 (A)		295	317
7.000%, 10/12/2028 (A)		1,154	1,237
6.750%, 09/20/2029 (A)		1,655	1,739
6.750%, 09/20/2029		200	210
6.000%, 09/19/2044		200	186
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		1,381	1,546
7.625%, 11/07/2024 (A)		220	240

			6,935

Belarus — 0.2%
Republic of Belarus International Bond
7.625%, 06/29/2027		2,040	2,190
6.875%, 02/28/2023 (A)		492	515
6.200%, 02/28/2030		358	350

			3,055

Belize — 0.1%
Belize Government International Bond
0.000%, 02/20/2034		2,637	1,582

Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,231	1,372

Bermuda — 0.2%
Bermuda Government International Bond
4.854%, 02/06/2024	$	868	918
4.750%, 02/15/2029		1,204	1,270
Government of Bermuda
3.717%, 01/25/2027		1,521	1,500

			3,688

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,881	1,753

Brazil — 6.5%
Brazil Letras do Tesouro Nacional (C)
11.295%, 01/01/2020	BRL	14,000	3,429
11.064%, 07/01/2021		5,000	1,093
10.726%, 01/01/2022		8,000	1,675
8.523%, 07/01/2020		17,181	4,071
8.172%, 04/01/2020		8,000	1,928
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)	$	1,533	1,575

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.477%, 07/24/2023	$	217	$223
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (B)		2,561	2,628
5.333%, 02/15/2028		1,176	1,206
5.333%, 02/15/2028 (A)		224	230
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2020	BRL	2,318	1,982
6.000%, 05/15/2045		250	254
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2021		82,656	22,162
10.000%, 01/01/2023		64,278	17,433
10.000%, 01/01/2025		22,277	6,066
10.000%, 01/01/2027		24,002	6,531
10.000%, 01/01/2029		8,032	2,252
Brazilian Government International Bond
4.625%, 01/13/2028	$	2,679	2,700
4.500%, 05/30/2029		4,866	4,776
CSN Resources
6.500%, 07/21/2020		1,000	997
Federal Republic of Brazil
8.250%, 01/20/2034		748	954
6.000%, 04/07/2026		1,238	1,373
5.625%, 01/07/2041		347	348
5.625%, 02/21/2047		864	857
5.000%, 01/27/2045		2,484	2,288
Gol Finance
7.000%, 01/31/2025 (A)		1,720	1,593
JBS Investments GmbH
7.250%, 04/03/2024		1,034	1,068
6.250%, 02/05/2023 (A)		517	524
Klabin Finance
5.250%, 07/16/2024		790	809
Minerva Luxembourg
6.500%, 09/20/2026 (A)		2,132	2,116
Nexa Resources
5.375%, 05/04/2027 (A)		2,891	2,970
Petrobras Global Finance BV
7.375%, 01/17/2027		1,498	1,648
6.900%, 03/19/2049		321	318
5.999%, 01/27/2028		209	212
Rumo Luxembourg
7.375%, 02/09/2024 (A)		898	955
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		399	445
6.000%, 01/15/2029 (A)		688	733

			102,422

Cameroon — 0.2%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		3,090	3,292

38	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Chile — 1.9%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)	$	1,046	$1,020
Bonos de la Tesoreria de la Republica
6.000%, 01/01/2020	CLP	80,000	122
6.000%, 01/01/2043		3,025,000	5,547
5.000%, 03/01/2035		2,920,000	4,626
4.700%, 09/01/2030 (A)		435,000	671
4.500%, 02/28/2021		350,000	527
Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/2021		680,000	1,024
4.500%, 03/01/2026		670,000	1,022
4.000%, 03/01/2023 (A)		120,000	179
Cencosud
4.375%, 07/17/2027 (A)	$	1,819	1,731
Empresa Electrica Angamos
4.875%, 05/25/2029 (A)		1,300	1,310
Empresa Nacional del Petroleo
5.250%, 11/06/2029 (A)		391	420
4.750%, 12/06/2021		1,635	1,682
Geopark
6.500%, 09/21/2024 (A)		492	494
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	530
4.500%, 09/16/2025 (A)		2,281	2,417
4.375%, 02/05/2049 (A)		4,186	4,240
3.625%, 08/01/2027		353	353
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	487
3.250%, 09/14/2021	$	1,073	1,091

			29,493

China — 1.6%
Alibaba Group Holding
4.200%, 12/06/2047		310	303
Charming Light Investments MTN
4.375%, 12/21/2027		1,600	1,623
China Government International Bond
3.250%, 10/19/2023		3,466	3,567
China Minmetals
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%, 05/13/2021		640	644
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2166		2,047	1,997
Chinalco Capital Holdings
4.250%, 04/21/2022		740	732
CNAC HK Finbridge
5.125%, 03/14/2028		4,649	5,002
4.625%, 03/14/2023		1,770	1,837

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Country Garden Holdings Co Ltd
4.750%, 07/25/2022	$	210	$205
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933%, 09/13/2166		303	305
HBIS Group Hong Kong
4.250%, 04/07/2020		684	681
Huarong Finance
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773%, 12/29/2049		1,378	1,371
Huarong Finance 2017
4.750%, 04/27/2027		977	1,003
Leader Goal International Ltd
4.250%, 07/19/2166		212	211
Sinopec Group Overseas Development 2017
3.625%, 04/12/2027		2,458	2,473
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028		2,672	2,825

			24,779

Colombia — 5.6%
Colombia Government International Bond
5.200%, 05/15/2049		4,236	4,557
4.500%, 03/15/2029		5,927	6,259
Colombian TES
10.000%, 07/24/2024	COP	37,680,600	14,086
7.750%, 09/18/2030		2,982,500	1,018
7.500%, 08/26/2026		30,754,200	10,412
7.250%, 10/18/2034		11,834,100	3,827
7.000%, 05/04/2022		31,001,800	10,200
7.000%, 06/30/2032		8,741,700	2,792
6.250%, 11/26/2025		31,502,600	9,996
4.750%, 04/04/2035		1,951,000	1,894
Emgesa ESP
8.750%, 01/25/2021		870,000	285
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021		3,962,000	1,260
8.375%, 11/08/2027 (A)		1,760,000	559
7.625%, 09/10/2024 (A)		3,116,000	981
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	365
7.875%, 08/12/2024		884,000	287
Republic of Colombia
9.850%, 06/28/2027		5,060,000	1,962
8.125%, 05/21/2024	$	1,127	1,362
7.750%, 04/14/2021	COP	3,331,000	1,093
7.375%, 09/18/2037	$	1,091	1,427
6.125%, 01/18/2041		1,584	1,872
6.000%, 04/28/2028	COP	19,610,000	5,985
5.000%, 06/15/2045	$	3,930	4,123
4.500%, 01/28/2026		1,303	1,373

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.375%, 03/21/2023	COP	2,871,000	$867

			88,842

Costa Rica — 0.5%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (A)	$	753	757
5.875%, 04/25/2021 (A)		259	260
Costa Rica Government International Bond
4.250%, 01/26/2023		870	823
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	397
6.375%, 05/15/2043		250	198
Republic of Costa Rica
7.158%, 03/12/2045		1,643	1,586
7.158%, 03/12/2045 (A)		1,237	1,194
7.158%, 03/12/2045		1,171	1,130
7.000%, 04/04/2044		1,208	1,152
7.000%, 04/04/2044		230	219

			7,716

Croatia — 0.5%
Croatia Government International Bond
6.625%, 07/14/2020		2,180	2,278
3.000%, 03/20/2027	EUR	1,860	2,355
2.750%, 01/27/2030		2,169	2,678

			7,311

Czech Republic — 0.8%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	28,000	1,509
2.750%, 07/23/2029		72,450	3,390
2.500%, 08/25/2028		41,920	1,925
2.400%, 09/17/2025		93,910	4,246
2.000%, 10/13/2033		18,820	784
0.950%, 05/15/2030		18,920	743

			12,597

Dominican Republic — 0.9%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	306
7.450%, 04/30/2044 (A)	$	687	775
6.875%, 01/29/2026		2,000	2,195
6.850%, 01/27/2045		830	888
6.850%, 01/27/2045 (A)		479	512
6.850%, 01/27/2045		400	428
6.600%, 01/28/2024		656	708
6.500%, 02/15/2048		2,171	2,236
6.000%, 07/19/2028 (A)		1,817	1,906
6.000%, 07/19/2028		1,741	1,826
5.950%, 01/25/2027		1,663	1,744
5.875%, 04/18/2024 (A)		71	74
5.500%, 01/27/2025		428	440

			14,038

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ecuador — 0.9%
Ecuador Government International Bond
10.750%, 01/31/2029	$	373	$411
10.500%, 03/24/2020		1,744	1,830
9.650%, 12/13/2026 (A)		660	691
9.625%, 06/02/2027		777	808
8.875%, 10/23/2027		3,828	3,828
8.875%, 10/23/2027 (A)		245	245
8.750%, 06/02/2023		700	733
7.950%, 06/20/2024 (B)		1,545	1,537
7.875%, 01/23/2028 (A)		1,206	1,147
7.875%, 01/23/2028 (B)		3,137	2,983
Petroamazonas EP
4.625%, 02/16/2020 (A)		348	347

			14,560

Egypt — 3.4%
Egypt Government International Bond
18.000%, 11/06/2028	EGP	30,307	1,899
17.700%, 08/07/2025		29,457	1,803
14.800%, 01/30/2023		73,250	4,063
8.700%, 03/01/2049 (A)	$	736	765
7.903%, 02/21/2048 (A)		2,945	2,853
6.588%, 02/21/2028 (A)		688	674
5.577%, 02/21/2023 (A)		741	735
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,659	5,770
8.500%, 01/31/2047 (A)		934	952
7.600%, 03/01/2029 (A)		4,558	4,679
7.500%, 01/31/2027 (A)		1,204	1,260
7.500%, 01/31/2027		913	956
6.125%, 01/31/2022 (A)		865	875
5.625%, 04/16/2030	EUR	3,322	3,582
5.625%, 04/16/2030 (A)		2,714	2,926
4.750%, 04/16/2026		2,311	2,554
Egypt Treasury Bills (C)
19.791%, 11/26/2019	EGP	78,700	4,089
19.690%, 08/13/2019		75,650	4,111
19.527%, 05/07/2019		75,450	4,288
18.701%, 04/30/2019		29,100	1,655
17.675%, 03/03/2020		13,000	649
17.074%, 05/20/2019		28,850	1,645

			52,783

El Salvador — 0.4%
Republic of El Salvador
8.250%, 04/10/2032	$	700	754
8.250%, 04/10/2032 (A)		326	351
7.750%, 01/24/2023		1,690	1,781
7.650%, 06/15/2035		512	533
7.375%, 12/01/2019		1,492	1,507
5.875%, 01/30/2025 (B)		2,141	2,080

			7,006

40	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gabon — 0.0%
Gabonese Republic
6.950%, 06/16/2025 (A)	$	465	$448

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		421	444

Ghana — 1.1%
Ghana Government International Bond
10.750%, 10/14/2030		4,683	5,699
10.750%, 10/14/2030 (A)		244	297
8.950%, 03/26/2051 (A)		1,189	1,191
8.950%, 03/26/2051		211	211
8.627%, 06/16/2049		1,858	1,812
8.125%, 01/18/2026		233	239
8.125%, 03/26/2032 (A)		1,628	1,620
7.875%, 03/26/2027 (A)		1,352	1,364
7.875%, 03/26/2027		307	310
7.625%, 05/16/2029 (B)		712	696
Republic of Ghana Government Bonds
19.750%, 03/25/2024	GHS	5,311	1,006
19.000%, 11/02/2026		11,055	2,082
Tullow Oil
7.000%, 03/01/2025 (A)	$	660	664

			17,191

Guatemala — 0.0%
Comunicaciones Celulares Via Comcel Trust
6.875%, 02/06/2024 (A)		390	405
Industrial Senior Trust
5.500%, 11/01/2022		399	404

			809

Honduras — 0.0%
Honduras Government International Bond
6.250%, 01/19/2027		326	344

Hong Kong — 0.0%
Chinalco Capital Holdings
4.000%, 08/25/2021		515	512

Hungary — 2.1%
Hungary Government Bond
2.500%, 10/24/2024	HUF	1,699,350	6,109
Republic of Hungary
7.625%, 03/29/2041	$	1,600	2,375
6.375%, 03/29/2021		3,324	3,540
5.500%, 06/24/2025	HUF	300,750	1,260
5.375%, 03/25/2024 (B)	$	2,008	2,200
3.000%, 06/26/2024	HUF	884,280	3,283
3.000%, 10/27/2027		3,041,400	11,065

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
2.750%, 12/22/2026	HUF	1,072,960	$3,820

			33,652

India — 0.1%
State Bank of India
4.000%, 01/24/2022 (A)	$	822	834
Vedanta Resources
8.250%, 06/07/2021		820	851

			1,685

Indonesia — 6.9%
Eterna Capital Pte
8.000%, 12/11/2022		130	118
7.500%, 12/11/2022 (B)		607	604
Indika Energy Capital III
5.875%, 11/09/2024		330	313
5.875%, 11/09/2024		236	224
Indo Energy Finance II
6.375%, 01/24/2023		1,313	1,311
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		1,530	1,762
6.757%, 11/15/2048 (A)		1,145	1,319
6.530%, 11/15/2028 (A)		705	805
5.710%, 11/15/2023 (A)		618	666
Indonesia Government International Bond
5.350%, 02/11/2049		800	887
5.250%, 01/08/2047 (A)		170	184
4.750%, 02/11/2029		2,117	2,267
4.450%, 02/11/2024		1,741	1,814
Indonesia Government International Bond MTN
5.125%, 01/15/2045		410	436
3.850%, 07/18/2027		3,978	3,976
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	60,779,000	4,554
8.375%, 03/15/2034		85,494,000	6,161
8.375%, 04/15/2039		45,246,000	3,253
8.250%, 05/15/2029		71,055,000	5,212
8.250%, 05/15/2036		64,856,000	4,632
8.125%, 05/15/2024		36,073,000	2,642
7.500%, 08/15/2032		26,770,000	1,796
7.500%, 05/15/2038		76,662,000	5,056
Perusahaan Listrik Negara
6.250%, 01/25/2049	$	686	767
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		857	952
6.150%, 05/21/2048		250	278
5.450%, 05/21/2028 (A)		462	493
Perusahaan Penerbit SBSN Indonesia III
4.400%, 03/01/2028		573	589
Perusahaan Penerbit SBSN Indonesia III MTN
4.450%, 02/20/2029 (A)		1,958	2,014

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	41

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of Indonesia
9.000%, 03/15/2029	IDR	61,750,000	$4,707
8.500%, 10/12/2035	$	1,704	2,426
8.375%, 03/15/2024	IDR	60,173,000	4,425
8.375%, 09/15/2026		31,281,000	2,299
8.250%, 06/15/2032		12,030,000	857
7.750%, 01/17/2038	$	1,797	2,443
7.000%, 05/15/2022	IDR	40,233,000	2,825
7.000%, 05/15/2027		78,640,000	5,316
6.625%, 05/15/2033		64,339,000	3,954
6.125%, 05/15/2028		68,570,000	4,359
5.625%, 05/15/2023		90,318,000	6,025
4.350%, 01/08/2027 (A)	$	3,994	4,127
Republic of Indonesia MTN
5.375%, 10/17/2023		875	947
5.250%, 01/17/2042		2,366	2,541
4.750%, 01/08/2026		2,159	2,280
3.750%, 06/14/2028	EUR	2,104	2,735
Star Energy Geothermal Wayang Windu
6.750%, 04/24/2033	$	1,077	1,080

			108,431

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,901	1,821

Ireland — 0.0%
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)		489	490

Ivory Coast — 1.0%
Ivory Coast Government International Bond
6.625%, 03/22/2048	EUR	1,035	1,106
6.625%, 03/22/2048		171	183
6.375%, 03/03/2028 (A)	$	1,131	1,102
6.125%, 06/15/2033 (A)		1,805	1,661
6.125%, 06/15/2033		920	847
5.750%, 12/31/2032		3,975	3,764
5.750%, 12/31/2032		3,413	3,231
5.250%, 03/22/2030	EUR	2,503	2,683
5.125%, 06/15/2025		1,371	1,571

			16,148

Jamaica — 0.1%
Government of Jamaica 7.875%, 07/28/2045	$	1,419	1,699

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		1,629	1,600
7.375%, 10/10/2047		1,002	985

			2,585

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kazakhstan — 1.4%
Development Bank of Kazakhstan
4.125%, 12/10/2022	$	770	$774
Kazakhstan Government International Bond MTN
2.375%, 11/09/2028	EUR	556	646
1.550%, 11/09/2023		473	548
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	$	2,613	2,855
5.750%, 04/19/2047 (A)		2,652	2,764
5.750%, 04/19/2047		63	66
5.375%, 04/24/2030 (A)		1,834	1,921
5.375%, 04/24/2030		2,971	3,113
4.750%, 04/24/2025 (A)		2,068	2,136
4.750%, 04/19/2027 (A)		1,703	1,747
3.875%, 04/19/2022		2,577	2,599
KazTransGas JSC
4.375%, 09/26/2027		1,322	1,282
4.375%, 09/26/2027 (A)		932	903
Nostrum Oil & Gas Finance BV
7.000%, 02/16/2025 (A)		441	268
Republic of Kazakhstan MTN
6.500%, 07/21/2045		330	423

			22,045

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		916	927
7.250%, 02/28/2028 (A)		1,418	1,432
7.250%, 02/28/2028 (B)		17	17
6.875%, 06/24/2024 (A)		1,223	1,255
6.875%, 06/24/2024		473	486

			4,117

Lebanon — 0.8%
Lebanon Government International Bond
7.250%, 03/23/2037		472	363
6.850%, 03/23/2027		515	414
6.000%, 01/27/2023		864	736
Lebanon Government International Bond MTN
8.250%, 04/12/2021		4,532	4,240
6.650%, 11/03/2028		2,298	1,800
6.600%, 11/27/2026		93	74
6.250%, 05/27/2022		245	213
6.150%, 06/19/2020		1,356	1,286
6.100%, 10/04/2022		995	862
5.450%, 11/28/2019		232	226
Republic of Lebanon MTN
8.250%, 04/12/2021		1,828	1,710

			11,924

42	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description			Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Lithuania — 0.1%
Lithuania Government International Bond
7.375%, 02/11/2020		$	1,219	$1,265

Luxembourg — 0.1%
Millicom International Cellular
6.250%, 03/25/2029 (A)			1,028	1,046

Malaysia — 4.9%
1MDB Energy
5.990%, 05/11/2022			1,000	1,023
1MDB Global Investments
4.400%, 03/09/2023			1,000	937
4.400%, 03/09/2023			8,600	8,060
Malaysia Government Bond
5.248%, 09/15/2028		MYR	1,050	286
4.935%, 09/30/2043			2,200	568
4.642%, 11/07/2033			10,000	2,589
4.392%, 04/15/2026			7,081	1,802
4.254%, 05/31/2035			1,827	446
4.232%, 06/30/2031			6,200	1,548
4.181%, 07/15/2024			4,186	1,050
4.160%, 07/15/2021			12,113	3,014
4.059%, 09/30/2024			8,000	1,990
3.955%, 09/15/2025			19,922	4,954
3.899%, 11/16/2027			2,500	615
3.892%, 03/15/2027			1,369	337
3.889%, 07/31/2020			7,629	1,881
3.885%, 08/15/2029			1,500	370
3.882%, 03/10/2022			4,000	993
3.800%, 08/17/2023			30,074	7,420
3.795%, 09/30/2022			3,200	791
3.757%, 04/20/2023			13,915	3,433
3.733%, 06/15/2028			17,867	4,346
3.659%, 10/15/2020			1,419	349
3.654%, 10/31/2019			31,500	7,729
3.620%, 11/30/2021			21,660	5,328
3.502%, 05/31/2027			1,050	251
3.492%, 03/31/2020			25,134	6,163
3.480%, 03/15/2023			2,858	697
3.418%, 08/15/2022			10,450	2,554
Malaysia Government Investment Issue
4.369%, 10/31/2028			1,200	306
4.070%, 09/30/2026			11,606	2,894
Malaysia Sukuk Global
3.179%, 04/27/2026	$		2,368	2,379

				77,103

Mauritius — 0.1%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)			1,286	1,321

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mexico — 7.1%
America Movil
7.125%, 12/09/2024	MXN	18,110	$850
Axtel
6.375%, 11/14/2024 (A)	$	480	480
Banco Inbursa Institucion De Banca Multiple Grupo Financiero Inbursa
4.375%, 04/11/2027 (A)		573	554
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,852	1,810
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		2,836	2,772
Cemex
7.750%, 04/16/2026		670	730
Cometa Energia
6.375%, 04/24/2035 (A)		1,156	1,130
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,846
5.750%, 02/14/2042 (A)	$	500	505
4.750%, 02/23/2027 (A)		458	462
Elementia
5.500%, 01/15/2025		670	654
Mexican Bonos
7.750%, 11/13/2042	MXN	93,748	4,489
7.500%, 06/03/2027		278,641	13,909
5.750%, 03/05/2026		37,179	1,693
5.750%, 03/05/2026		87,650	3,991
Mexican Bonos, Ser M20
10.000%, 12/05/2024		363,663	20,581
8.500%, 05/31/2029		20,000	1,060
8.000%, 12/07/2023		67,343	3,495
7.750%, 05/29/2031		86,603	4,314
Mexican Bonos, Ser M30
8.500%, 11/18/2038		28,699	1,490
Mexico City Airport Trust
5.500%, 07/31/2047 (A)	$	715	658
5.500%, 07/31/2047		466	428
Mexico Government International Bond
4.500%, 04/22/2029		2,523	2,613
4.350%, 01/15/2047		1,441	1,349
4.150%, 03/28/2027		1,346	1,368
3.750%, 01/11/2028		1,793	1,771
Petroleos Mexicanos
9.500%, 09/15/2027		169	200
7.470%, 11/12/2026	MXN	175,079	7,243
7.190%, 09/12/2024		108,672	4,692
6.625%, 06/15/2035	$	3,100	2,922
6.500%, 01/23/2029 (A)		785	778
6.500%, 01/23/2029		2,863	2,837

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.350%, 02/12/2048	$	878	$774
6.350%, 02/12/2048 (A)		742	654
5.625%, 01/23/2046		65	54
5.350%, 02/12/2028 (A)		3,465	3,216
4.500%, 01/23/2026		2,443	2,271
Petroleos Mexicanos MTN
6.750%, 09/21/2047		553	508
6.375%, 01/23/2045 (A)		806	712
4.875%, 02/21/2028	EUR	3,822	4,361
4.625%, 09/21/2023	$	605	596
United Mexican States MTN
5.750%, 10/12/2110		3,776	3,861
4.750%, 03/08/2044		386	379

			111,060

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)		784	813
Mongolia Government International Bond
5.625%, 05/01/2023		2,887	2,916
Mongolia Government International Bond MTN
8.750%, 03/09/2024		1,951	2,190
Trade & Development Bank of Mongolia MTN
9.375%, 05/19/2020 (A)		355	370
9.375%, 05/19/2020		350	364

			6,653

Montenegro — 0.0%
Montenegro Government International Bond
3.375%, 04/21/2025	EUR	563	647

Morocco — 0.1%
OCP
6.875%, 04/25/2044 (A)	$	995	1,083

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025		379	363

Netherlands — 0.0%
Minejesa Capital BV
5.625%, 08/10/2037 (A)		96	95
4.625%, 08/10/2030 (A)		599	581

			676

Nigeria — 2.3%
Nigeria Government International Bond
13.980%, 02/23/2028	NGN	773,531	2,125
9.248%, 01/21/2049	$	282	312
8.747%, 01/21/2031		781	860
8.747%, 01/21/2031 (A)		2,503	2,758
7.875%, 02/16/2032		3,714	3,857
7.696%, 02/23/2038		3,863	3,833

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.625%, 11/21/2025	$	364	$388
7.143%, 02/23/2030 (A)		1,146	1,146
7.143%, 02/23/2030 (B)		1,011	1,011
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)		1,686	1,640
6.500%, 11/28/2027 (B)		680	672
6.500%, 11/28/2027 (A)		6,296	6,220
Nigeria OMO Bill (C)
17.096%, 12/19/2019	NGN	541,020	1,358
17.044%, 12/12/2019		541,021	1,362
16.860%, 12/05/2019		1,637,936	4,131
16.665%, 01/30/2020		751,213	1,855
16.549%, 12/26/2019		540,940	1,357
Nigeria Treasury Bill
15.986%, 02/27/2020 (C)		229,138	561

			35,446

Oman — 1.2%
Oman Government International Bond
6.750%, 01/17/2048 (A)	$	1,773	1,573
6.750%, 01/17/2048		2,799	2,483
6.500%, 03/08/2047 (A)		1,391	1,215
6.500%, 03/08/2047		3,154	2,756
5.625%, 01/17/2028 (B)		2,360	2,212
5.625%, 01/17/2028 (A)		5,731	5,372
5.375%, 03/08/2027 (A)		471	438
4.750%, 06/15/2026 (A)		237	217
4.125%, 01/17/2023 (A)		911	871
3.625%, 06/15/2021		1,326	1,287

			18,424

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 04/15/2024		200	214
8.250%, 09/30/2025 (A)		714	764
8.250%, 09/30/2025		1,000	1,070
7.875%, 03/31/2036		200	196
6.875%, 12/05/2027 (B)		1,854	1,826
6.875%, 12/05/2027 (A)		1,438	1,416

			5,486

Panama — 0.4%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048		2,924	3,212
6.000%, 11/18/2048 (A)		413	454
Republic of Panama
9.375%, 04/01/2029		550	802
8.125%, 04/28/2034		478	665
3.750%, 03/16/2025		1,435	1,480

			6,613

44	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)	$	1,287	$1,390
8.375%, 10/04/2028		282	305

			1,695

Paraguay — 0.3%
Paraguay Government International Bond
6.100%, 08/11/2044		1,010	1,144
6.100%, 08/11/2044 (A)		530	600
5.600%, 03/13/2048		1,383	1,478
5.400%, 03/30/2050 (A)		693	726
5.400%, 03/30/2050		367	384
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	205
6.750%, 12/13/2022		200	204

			4,741

Peru — 2.5%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		273	304
Financiera de Desarrollo
3.250%, 07/15/2019		3,296	3,290
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,201
Inkia Energy
5.875%, 11/09/2027 (A)	$	242	236
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	714
Peru Government Bond
8.200%, 08/12/2026	PEN	963	348
5.940%, 02/12/2029 (A)		3,863	1,224
Peru LNG Srl
5.375%, 03/22/2030 (A)	$	754	784
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	4,380	1,584
8.200%, 08/12/2026		13,466	4,872
6.950%, 08/12/2031		2,240	762
6.350%, 08/12/2028		5,940	1,939
6.350%, 08/12/2028 (A)		1,465	478
5.700%, 08/12/2024 (A)		4,932	1,570
5.625%, 11/18/2050	$	823	1,056
Petroleos del Peru
5.625%, 06/19/2047		1,166	1,242
5.625%, 06/19/2047 (A)		366	390
4.750%, 06/19/2032 (A)		613	629
Republic of Peru
6.950%, 08/12/2031	PEN	10,713	3,644
6.900%, 08/12/2037		10,179	3,435
6.900%, 08/12/2037		13,289	4,485
6.850%, 02/12/2042		613	205
6.550%, 03/14/2037	$	520	700

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.350%, 08/12/2028	PEN	1,570	$513
6.350%, 08/12/2028		346	113
6.150%, 08/12/2032 (A)		13,992	4,430

			40,148

Philippines — 0.4%
Philippine Government International Bond
4.000%, 01/15/2021	$	2,606	2,657
3.750%, 01/14/2029		2,151	2,248
Republic of Philippines
3.900%, 11/26/2022	PHP	45,000	827

			5,732

Poland — 3.3%
Republic of Poland
6.375%, 07/15/2019	$	3,449	3,484
Republic of Poland Government Bond
3.250%, 07/25/2025	PLN	21,841	5,985
2.750%, 04/25/2028		35,007	9,131
2.500%, 01/25/2023		41,804	11,110
2.500%, 04/25/2024		19,767	5,227
2.500%, 07/25/2026		24,565	6,392
2.500%, 07/25/2027		8,045	2,072
2.250%, 04/25/2022		13,062	3,443
2.000%, 04/25/2021		912	239
1.750%, 07/25/2021		5,000	1,305
1.554%, 07/25/2020 (C)		10,140	2,592

Republic of Poland Government Bond, Ser 0922
5.750%, 09/23/2022		1,883	554

			51,534

Qatar — 0.9%
Qatar Government International Bond
5.103%, 04/23/2048 (A)	$	720	788
5.103%, 04/23/2048		2,330	2,551
4.817%, 03/14/2049		2,237	2,352
4.817%, 03/14/2049 (A)		3,529	3,711
4.500%, 04/23/2028 (A)		650	695
4.000%, 03/14/2029 (A)		2,636	2,717
State of Qatar
5.750%, 01/20/2042 (A)		574	686

			13,500

Romania — 1.4%
Government of Romania MTN
6.750%, 02/07/2022		1,706	1,864
Romanian Government International Bond
5.800%, 07/26/2027	RON	4,050	1,024
5.125%, 06/15/2048	$	1,410	1,404
4.850%, 04/22/2026	RON	4,785	1,145
4.250%, 06/28/2023		20,305	4,772
4.000%, 10/27/2021		10,545	2,485
3.500%, 12/19/2022		1,220	281

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.400%, 03/08/2022	RON	14,000	$3,237
3.250%, 04/29/2024		3,720	833
Romanian Government International Bond MTN
4.625%, 04/03/2049 (A)	EUR	922	1,074
4.625%, 04/03/2049		528	613
4.125%, 03/11/2039		776	903
3.875%, 10/29/2035		1,430	1,664
3.375%, 02/08/2038		973	1,060

			22,359

Russia — 5.6%
Credit Bank of Moscow Via CBOM Finance
5.875%, 11/07/2021 (A)	$	1,116	1,102
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		1,623	1,649
GTH Finance BV
7.250%, 04/26/2023		406	433
6.250%, 04/26/2020		580	590
GTLK Europe DAC
5.950%, 07/19/2021		470	473
Ritekro (D)
10.490%, 11/07/2022 (C)(E)		914	674
Rusal Capital DAC
5.125%, 02/02/2022		860	837
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	108,459	1,679
8.150%, 02/03/2027		755,066	11,556
7.950%, 10/07/2026		297,599	4,483
7.750%, 09/16/2026		68,909	1,028
7.700%, 03/23/2033		300,952	4,359
7.500%, 08/18/2021		21,285	323
7.250%, 05/10/2034		124,595	1,720
7.100%, 10/16/2024		124,175	1,818
7.050%, 01/19/2028		1,041,377	14,789
7.000%, 08/16/2023		534,084	7,870
6.900%, 05/23/2029		332,827	4,601
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	$	3	3
5.875%, 09/16/2043 (B)		2,200	2,458
5.625%, 04/04/2042		800	865
5.250%, 06/23/2047		6,400	6,436
5.100%, 03/28/2035 (A)		2,800	2,842
5.100%, 03/28/2035		600	608
4.750%, 05/27/2026		6,800	7,004
4.250%, 06/23/2027		4,800	4,785
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		729	735
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,343
6.800%, 11/22/2025		580	616

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.800%, 11/22/2025 (A)	$	150	$160

			87,839

Saudi Arabia — 0.9%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		1,524	1,536
Saudi Government International Bond
5.250%, 01/16/2050 (A)		2,055	2,191
4.375%, 04/16/2029 (A)		4,066	4,235
Saudi Government International Bond MTN
5.000%, 04/17/2049		2,920	3,022
4.500%, 04/17/2030		2,123	2,229
4.500%, 10/26/2046		447	437

			13,650

Senegal — 0.3%
Senegal Government International Bond
6.750%, 03/13/2048		943	870
6.250%, 05/23/2033 (A)		151	145
4.750%, 03/13/2028	EUR	2,723	3,020

			4,035

Serbia — 0.8%
Republic of Serbia
7.250%, 09/28/2021	$	2,897	3,145
7.250%, 09/28/2021 (A)		200	217
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	435,640	4,447
4.500%, 01/11/2026		211,800	2,011
3.750%, 01/17/2022		350,070	3,337

			13,157

South Africa — 3.9%
Eskom Holdings SOC
7.125%, 02/11/2025 (A)	$	1,941	1,917
7.125%, 02/11/2025		1,430	1,412
5.750%, 01/26/2021 (A)		659	650
Eskom Holdings SOC MTN
7.500%, 09/15/2033	ZAR	35,200	1,854
6.750%, 08/06/2023	$	1,556	1,535
6.350%, 08/10/2028 (A)		322	331
Republic of South Africa
10.500%, 12/21/2026	ZAR	115,455	8,830
9.000%, 01/31/2040		108,606	7,002
8.875%, 02/28/2035		50,134	3,273
8.750%, 01/31/2044		42,248	2,651
8.750%, 02/28/2048		120,631	7,554
8.500%, 01/31/2037		42,699	2,655
8.250%, 03/31/2032		22,265	1,414
8.000%, 01/31/2030		26,105	1,668
7.000%, 02/28/2031		37,572	2,185
6.300%, 06/22/2048	$	320	325
6.250%, 03/31/2036	ZAR	75,201	3,785

46	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.875%, 09/16/2025	$	4,330	$4,567
5.875%, 06/22/2030		2,041	2,091
5.650%, 09/27/2047		386	368
4.875%, 04/14/2026		3,468	3,434
4.300%, 10/12/2028		381	356
SASOL Financing USA
6.500%, 09/27/2028		687	749
5.875%, 03/27/2024		442	469
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	13,360	932

			62,007

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	22,400,000	1,573
7.250%, 12/07/2024		700,000	47

			1,620

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)	$	1,269	1,323

Sri Lanka — 1.5%
Republic of Sri Lanka
6.825%, 07/18/2026 (A)		909	909
6.200%, 05/11/2027		730	701
5.875%, 07/25/2022 (A)		1,755	1,754
Sri Lanka Government International Bond
11.750%, 06/15/2027	LKR	236,000	1,371
11.500%, 12/15/2021		200,000	1,162
11.500%, 08/01/2026		6,000	35
7.850%, 03/14/2029	$	878	916
6.850%, 03/14/2024 (A)		1,515	1,545
6.850%, 03/14/2024		1,212	1,236
6.850%, 11/03/2025		1,339	1,348
6.825%, 07/18/2026		500	500
6.750%, 04/18/2028 (A)		5,224	5,145
6.750%, 04/18/2028		321	316
6.250%, 07/27/2021		1,834	1,857
5.875%, 07/25/2022		989	989
5.750%, 04/18/2023 (A)		2,108	2,079
5.750%, 04/18/2023		1,252	1,235

			23,098

Supra-National — 0.4%
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		865	861
European Bank for Reconstruction & Development MTN
9.250%, 12/02/2020	IDR	9,210,000	661
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	9,200	657
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	50,880,000	3,632

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021	IDR	10,914,700	$766

			6,577

Suriname — 0.0%
Suriname Government International Bond
9.250%, 10/26/2026 (A)	$	347	341

Thailand — 3.2%
PTTEP Treasury Center
4.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.177%, 12/18/2166 (A)		652	649
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	119
4.875%, 06/22/2029		22,000	835
3.775%, 06/25/2032		290,700	10,198
3.650%, 06/20/2031		84,500	2,941
3.625%, 06/16/2023		55,000	1,843
3.400%, 06/17/2036		234,056	7,916
3.300%, 06/17/2038		37,500	1,237
2.875%, 12/17/2028		366,836	11,973
2.875%, 06/17/2046		3,431	101
2.550%, 06/26/2020		40,000	1,272
2.400%, 12/17/2023		115,566	3,691
2.125%, 12/17/2026		183,776	5,701
2.000%, 12/17/2022		8,461	267
1.875%, 06/17/2022		57,000	1,795

			50,538

Tunisia — 0.3%
Banque Centrale de Tunisie International Bond
5.750%, 01/30/2025	$	2,501	2,177
5.625%, 02/17/2024 (B)	EUR	1,850	1,914

			4,091

Turkey — 4.7%
Export Credit Bank of Turkey
8.250%, 01/24/2024 (A)	$	423	412
6.125%, 05/03/2024 (A)		547	487
5.875%, 04/24/2019 (A)		200	200
5.375%, 10/24/2023 (A)		1,033	915
5.000%, 09/23/2021 (A)		538	499
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	855
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)		4,299	4,221
QNB Finansbank
6.875%, 09/07/2024 (A)		613	588
Republic of Turkey
7.375%, 02/05/2025		655	657
6.875%, 03/17/2036		1,587	1,443

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.000%, 03/25/2027	$	2,670	$2,439
6.000%, 01/14/2041		2,398	1,968
5.750%, 03/22/2024		683	646
5.125%, 03/25/2022		573	552
4.875%, 10/09/2026		1,327	1,145
4.250%, 04/14/2026		338	284
TC Ziraat Bankasi
4.250%, 07/03/2019 (A)		940	931
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	963
5.125%, 09/29/2023 (A)		655	568
4.750%, 04/29/2021 (A)		561	522
Turkey Government Bond
16.200%, 06/14/2023	TRY	20,814	3,163
12.200%, 01/18/2023		22,055	2,994
11.000%, 03/02/2022		34,649	4,753
10.700%, 02/17/2021		6,560	958
10.700%, 08/17/2022		26,936	3,528
10.600%, 02/11/2026		5,900	716
10.500%, 08/11/2027		9,242	1,063
10.400%, 03/20/2024		2,250	280
9.500%, 01/12/2022		13,693	1,794
9.400%, 07/08/2020		22,531	3,390
9.200%, 09/22/2021		9,387	1,266
9.000%, 07/24/2024		2,381	278
8.500%, 09/14/2022		4,534	561
7.400%, 02/05/2020		10,971	1,719
7.100%, 03/08/2023		64,043	7,227
3.000%, 08/02/2023		9,560	1,646
Turkey Government International Bond
7.625%, 04/26/2029	$	4,362	4,318
7.250%, 12/23/2023		2,782	2,801
6.125%, 10/24/2028		2,534	2,303
5.200%, 02/16/2026	EUR	1,502	1,663
5.125%, 02/17/2028	$	5,636	4,826
4.625%, 03/31/2025 (B)	EUR	699	762
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)	$	1,170	984
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026		500	482
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	369

			74,139

Ukraine — 1.7%
Ukraine Government International Bond
15.700%, 01/20/2021 (A)	UAH	48,000	1,640
9.750%, 11/01/2028 (A)	$	5,496	5,661
9.750%, 11/01/2028		442	455
8.994%, 02/01/2024		256	257
7.750%, 09/01/2020 (A)		474	472
7.750%, 09/01/2021 (A)		350	347

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
7.750%, 09/01/2022	$	830	$819
7.750%, 09/01/2025 (A)		1,796	1,709
7.750%, 09/01/2026		5,066	4,760
7.750%, 09/01/2026 (A)		249	234
7.750%, 09/01/2027 (A)		523	488
7.750%, 09/01/2027		2,739	2,554
7.375%, 09/25/2032		2,206	1,965
3.082%, 05/31/2040 (A)(F)		5,098	3,250
3.009%, 05/31/2040 (F)		26	17
Ukreximbank Via Biz Finance
9.625%, 04/27/2022 (A)		1,711	1,725

			26,353

United Arab Emirates — 0.6%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		2,210	2,280
4.600%, 11/02/2047 (A)		2,793	2,881
3.650%, 11/02/2029 (A)		1,037	1,028
Abu Dhabi Government International Bond
3.125%, 10/11/2027		1,039	1,031
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		945	990
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		548	585

			8,795

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.375%, 10/18/2039 (A)	IDR	20,797,000	1,495
8.250%, 05/17/2029 (A)		40,930,000	3,003

			4,498

United States — 0.1%
JBS Investments II GmbH
7.000%, 01/15/2026 (A)	$	473	486
Klabin Austria GmbH
7.000%, 04/03/2049 (A)		652	650

			1,136

Uruguay — 0.7%
Republic of Uruguay
5.100%, 06/18/2050		724	773
4.125%, 11/20/2045 (B)		346	337
Uruguay Government International Bond
4.375%, 10/27/2027		4,623	4,863
4.375%, 01/23/2031		4,253	4,453

			10,426

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		213	211
4.750%, 02/20/2024		632	629

			840

48	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Venezuela — 0.9%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)	$1,000	$277
9.000%, 11/17/2021 (B)(G)	4,300	1,139
6.000%, 05/16/2024 (G)	10,192	2,278
6.000%, 05/16/2024 (G)	7,785	1,740
6.000%, 11/15/2026 (G)	13,215	2,940
5.500%, 04/12/2037 (G)	1,740	394
5.375%, 04/12/2027 (G)	4,563	1,034
Republic of Venezuela
9.250%, 09/15/2027 (G)	2,300	719
8.250%, 10/13/2024 (G)	3,304	966
7.750%, 10/13/2019 (G)	3,976	1,123
Venezuela Government International Bond
9.250%, 05/07/2028 (G)	2,941	853

		13,463

Zambia — 0.3%
Republic of Zambia
8.970%, 07/30/2027	2,533	1,849
8.500%, 04/14/2024 (A)	2,204	1,615
5.375%, 09/20/2022 (A)	105	75
Zambia Government International Bond
5.375%, 09/20/2022 (B)	1,495	1,069

		4,608

Total Global Bonds (Cost $1,550,688) ($ Thousands)		1,505,396

	Shares

AFFILIATED PARTNERSHIP — 2.4%
SEI Liquidity Fund, L.P.
2.480% **†(H)	37,173,690	37,170

Total Affiliated Partnership (Cost $37,174) ($ Thousands)		37,170

Total Investments in Securities — 98.0% (Cost $1,587,862) ($ Thousands)		$1,542,566

A list of the open futures contracts held by the Fund at March 31, 2019, is as follows:
Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-Bund	(159)	Jun-2019	$(29,354)	$(29,697)	$(592)
Euro-Buxl 30 Year Bond	(20)	Jun-2019	(4,136)	(4,304)	(204)
R023 Bond Future	568	May-2019	4,124	4,001	46
R186 Bond Future	1,285	May-2019	10,456	10,185	161
R2032 Bond Future	490	May-2019	3,205	3,136	66
R2035 Bond Future	164	May-2019	1,115	1,088	20

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	49

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
R2040 Bond Future	767	May-2019	$5,206	$5,072	$84
R208 Bond Future	112	May-2019	774	780	2
R209 Bond Future	359	May-2019	1,864	1,823	37
R213 Bond Future	791	May-2019	4,596	4,665	46
U.S. 10-Year Treasury Note	197	Jun-2019	24,079	24,471	392
U.S. Ultra Long Treasury Bond	47	Jun-2019	7,601	7,896	295

			$29,530	$29,116	$353

A list of the open forward foreign currency contracts held by the Fund at March 31, 2019, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/19/19	USD	14,671	HUF	4,073,552	$(359)
Barclays PLC	06/19/19	TWD	99,053	USD	3,211	(9)
Citigroup	04/03/19 - 06/19/19	EUR	11,696	USD	13,278	72
Citigroup	04/03/19	USD	3,334	MXN	70,007	274
Citigroup	04/03/19 - 07/03/19	USD	23,372	MXN	449,830	(399)
Citigroup	04/03/19	MXN	333,701	USD	17,518	318
Citigroup	04/03/19 - 07/03/19	MXN	245,986	USD	12,356	(292)
Citigroup	04/08/19	USD	1,372	AUD	1,899	(23)
Citigroup	04/12/19	USD	1,354	INR	94,023	1
Citigroup	04/15/19	USD	99	KRW	110,100	(2)
Citigroup	04/15/19 - 06/19/19	USD	28,961	BRL	110,108	(732)
Citigroup	04/18/19	USD	4,020	CLP	2,714,442	(29)
Citigroup	04/18/19 - 06/19/19	CLP	6,978,853	USD	10,498	234
Citigroup	04/30/19	EUR	1,171	HUF	373,239	(11)
Citigroup	04/30/19	THB	87,374	USD	2,780	25
Citigroup	04/30/19	THB	170,095	USD	5,352	(12)
Citigroup	04/30/19	HUF	1,499,816	EUR	4,780	130
Citigroup	05/02/19	USD	42	PEN	138	—
Citigroup	05/07/19	PLN	2,013	EUR	467	—
Citigroup	05/07/19	EUR	4,152	PLN	18,062	42
Citigroup	05/07/19	EUR	2,221	PLN	9,559	(4)
Citigroup	05/21/19	RUB	159,489	USD	2,449	39
Citigroup	06/07/19	USD	1,351	ZAR	19,765	9
Citigroup	06/07/19	USD	661	ZAR	9,600	—
Citigroup	06/07/19	RON	2,938	EUR	609	(1)
Citigroup	06/07/19	ZAR	4,229	USD	301	10
Citigroup	06/19/19	USD	344	TRY	1,950	(21)
Citigroup	06/19/19	TRY	2,110	USD	347	(2)
Citigroup	06/19/19	RON	3,798	USD	889	(1)
Citigroup	06/19/19	USD	4,964	ILS	17,823	(24)
Citigroup	06/19/19	USD	5,521	CZK	125,016	(72)
Citigroup	06/19/19	USD	7,097	RUB	469,670	(28)
Citigroup	06/19/19	USD	8,670	COP	27,244,833	(146)
Citigroup	06/19/19	USD	9,024	THB	284,979	(24)
Citigroup	06/19/19	BRL	9,997	USD	2,531	(24)
Citigroup	10/18/19	USD	511	CNY	3,586	22
Citigroup	06/19/19	USD	9,983	CNY	67,049	(11)
Citigroup	06/21/19	EUR	296	CZK	7,671	—

50	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	08/07/19 - 10/09/19	USD	1,285	GHS	7,398	$106
Citigroup	08/21/19 - 02/03/20	USD	7,458	NGN	2,822,324	105
Citigroup	09/13/19	USD	398	UYU	13,787	(1)
Citigroup	12/19/19	NGN	1,520,033	USD	3,923	(110)
Goldman Sachs	05/03/19	USD	2,096	EUR	1,863	1
Goldman Sachs	04/03/19 - 06/19/19	USD	9,497	EUR	8,338	(94)
Goldman Sachs	04/03/19	USD	9,047	MXN	185,118	495
Goldman Sachs	04/03/19	USD	14,205	MXN	274,248	(69)
Goldman Sachs	04/03/19 - 06/19/19	MXN	91,604	USD	4,764	74
Goldman Sachs	04/03/19	MXN	209,820	USD	10,435	(381)
Goldman Sachs	04/08/19	AUD	1,899	USD	1,348	(1)
Goldman Sachs	04/12/19 - 04/15/19	INR	281,432	USD	3,968	(86)
Goldman Sachs	04/15/19 - 06/19/19	USD	1,688	BRL	6,523	(18)
Goldman Sachs	04/15/19	CNY	18,032	USD	2,678	(6)
Goldman Sachs	04/15/19 - 06/19/19	BRL	21,877	USD	5,782	172
Goldman Sachs	06/13/19	IDR	79,217,312	USD	5,501	8
Goldman Sachs	04/15/19	IDR	13,370,393	USD	935	(2)
Goldman Sachs	04/17/19	ARS	95,173	USD	2,190	41
Goldman Sachs	04/18/19	CLP	1,145,002	USD	1,728	45
Goldman Sachs	04/30/19	EUR	456	HUF	145,000	(6)
Goldman Sachs	04/30/19	HUF	1,052,355	EUR	3,290	20
Goldman Sachs	05/02/19	PEN	10,145	USD	3,078	26
Goldman Sachs	05/06/19 - 12/18/19	TRY	29,972	USD	4,585	(39)
Goldman Sachs	05/07/19	EUR	2,731	PLN	11,880	28
Goldman Sachs	05/15/19	USD	1,264	COP	3,920,849	(35)
Goldman Sachs	05/15/19 - 06/12/19	USD	3,265	ARS	146,560	(136)
Goldman Sachs	05/15/19 - 06/19/19	COP	35,325,260	USD	11,273	215
Goldman Sachs	05/21/19	USD	9,491	RUB	629,452	20
Goldman Sachs	05/31/19	MYR	2,437	USD	599	—
Goldman Sachs	06/07/19	EUR	347	RON	1,671	—
Goldman Sachs	06/07/19	ZAR	4,583	USD	326	11
Goldman Sachs	06/07/19	ZAR	36,464	USD	2,484	(25)
Goldman Sachs	06/11/19	USD	2,910	THB	92,699	17
Goldman Sachs	06/11/19	USD	4,643	THB	147,036	—
Goldman Sachs	06/19/19	USD	1,319	IDR	19,074,713	2
Goldman Sachs	06/13/19	USD	5,501	IDR	79,217,312	(8)
Goldman Sachs	06/19/19	USD	14,772	ZAR	215,797	55
Goldman Sachs	06/19/19	ILS	17,823	USD	4,964	23
Goldman Sachs	08/06/19	USD	645	KZT	250,000	6
Goldman Sachs	08/21/19 - 11/20/19	NGN	1,019,033	USD	2,590	(153)
Goldman Sachs	10/18/19	USD	2,742	CNY	19,055	86
Goldman Sachs	11/20/19	USD	4,062	NGN	1,531,242	25
JPMorgan Chase Bank	04/01/19 - 06/07/19	USD	700	ZAR	9,973	(14)
JPMorgan Chase Bank	04/01/19 - 04/26/19	USD	1,853	HUF	515,198	(53)
JPMorgan Chase Bank	04/03/19	USD	9,070	MXN	180,044	211
JPMorgan Chase Bank	04/01/19 - 04/03/19	USD	2,805	MXN	53,512	(47)
JPMorgan Chase Bank	04/01/19 - 05/02/19	USD	12,327	TRY	69,703	(184)
JPMorgan Chase Bank	04/01/19 - 04/25/19	USD	17,694	RON	74,492	(196)
JPMorgan Chase Bank	04/01/19	TRY	2,051	USD	374	10
JPMorgan Chase Bank	05/02/19	TRY	20,533	USD	3,514	(2)
JPMorgan Chase Bank	04/01/19 - 04/26/19	USD	30,797	PLN	116,566	(378)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	51

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/01/19	ZAR	18,635	USD	1,351	$59
JPMorgan Chase Bank	04/01/19 - 06/07/19	ZAR	122,378	USD	8,399	(72)
JPMorgan Chase Bank	04/01/19 - 04/26/19	MXN	48,927	USD	2,539	20
JPMorgan Chase Bank	04/03/19	MXN	212,867	USD	10,644	(328)
JPMorgan Chase Bank	04/01/19	HUF	353,088	USD	1,274	41
JPMorgan Chase Bank	04/03/19 - 05/15/19	USD	24,030	EUR	21,160	(214)
JPMorgan Chase Bank	04/03/19 - 05/15/19	EUR	74,164	USD	84,862	1,369
JPMorgan Chase Bank	04/05/19 - 07/05/19	USD	6,261	THB	196,932	(47)
JPMorgan Chase Bank	04/05/19 - 04/30/19	THB	150,013	USD	4,758	29
JPMorgan Chase Bank	06/11/19	THB	70,112	USD	2,201	(13)
JPMorgan Chase Bank	04/15/19	USD	2,700	CNY	18,219	12
JPMorgan Chase Bank	04/15/19	USD	312	IDR	4,453,580	—
JPMorgan Chase Bank	04/15/19	USD	3,841	IDR	54,411,987	(30)
JPMorgan Chase Bank	04/15/19	CNY	1,574	USD	235	—
JPMorgan Chase Bank	10/18/19	CNY	21,085	USD	3,012	(117)
JPMorgan Chase Bank	04/15/19	KRW	3,097,702	USD	2,788	60
JPMorgan Chase Bank	04/15/19	IDR	42,292,142	USD	2,995	33
JPMorgan Chase Bank	04/15/19	IDR	17,589,033	USD	1,227	(5)
JPMorgan Chase Bank	04/18/19	USD	5,433	CLP	3,668,594	(39)
JPMorgan Chase Bank	04/24/19	USD	141	CLP	94,064	(3)
JPMorgan Chase Bank	04/24/19	USD	248	COP	781,650	(2)
JPMorgan Chase Bank	04/24/19	USD	2,308	PHP	122,174	9
JPMorgan Chase Bank	04/24/19	USD	3,681	IDR	52,722,433	5
JPMorgan Chase Bank	04/24/19	USD	151	IDR	2,151,315	(1)
JPMorgan Chase Bank	04/24/19 - 05/22/19	USD	5,357	ARS	225,450	(392)
JPMorgan Chase Bank	04/24/19 - 04/25/19	PEN	15,488	USD	4,692	30
JPMorgan Chase Bank	04/24/19 - 04/26/19	BRL	46,236	USD	12,055	188
JPMorgan Chase Bank	04/24/19	RUB	185,456	USD	2,818	5
JPMorgan Chase Bank	04/24/19 - 04/25/19	THB	204,655	USD	6,466	13
JPMorgan Chase Bank	04/24/19	CLP	1,380,119	USD	2,059	30
JPMorgan Chase Bank	04/24/19	COP	8,918,786	USD	2,824	26
JPMorgan Chase Bank	04/24/19	IDR	22,894,706	USD	1,602	1
JPMorgan Chase Bank	04/26/19	USD	91	BRL	354	—
JPMorgan Chase Bank	04/30/19	EUR	1,577	HUF	502,376	(16)
JPMorgan Chase Bank	05/02/19	USD	3,724	CZK	85,462	(4)
JPMorgan Chase Bank	05/06/19	TRY	56,863	USD	10,185	478
JPMorgan Chase Bank	05/07/19	EUR	1,193	PLN	5,188	12
JPMorgan Chase Bank	06/19/19	BRL	1,342	USD	348	5
JPMorgan Chase Bank	06/19/19	TWD	201,108	USD	6,542	4
JPMorgan Chase Bank	06/19/19	PHP	480,428	USD	8,999	(62)
JPMorgan Chase Bank	06/21/19	EUR	7,547	CZK	194,598	(48)
JPMorgan Chase Bank	07/31/19 - 08/06/19	USD	2,147	KZT	839,909	40
JPMorgan Chase Bank	12/19/19	USD	525	NGN	198,374	1
JPMorgan Chase Bank	02/03/20	NGN	681,434	USD	1,767	(23)
JPMorgan Chase Bank	10/19/20	USD	208	UYU	7,800	8
Merrill Lynch	06/19/19	EUR	2,848	USD	3,258	39
Merrill Lynch	06/19/19	USD	5,590	PLN	21,256	(30)
Merrill Lynch	06/19/19	PHP	316,214	USD	5,921	(43)
Merrill Lynch	12/19/19	USD	1,251	NGN	471,799	1
Merrill Lynch	12/19/19	USD	607	NGN	228,698	—

52	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	04/03/19 - 06/19/19	EUR	1,846	USD	2,091	$11
Standard Bank	05/03/19	EUR	474	USD	534	(1)
Standard Bank	04/03/19	USD	2,756	MXN	51,788	(86)
Standard Bank	04/03/19	MXN	29,222	USD	1,493	(13)
Standard Bank	04/12/19	USD	2,395	IDR	34,490,867	23
Standard Bank	04/15/19	USD	980	IDR	13,852,933	(9)
Standard Bank	04/15/19 - 06/19/19	IDR	7,060,830	USD	490	—
Standard Bank	04/12/19 - 06/19/19	IDR	72,692,359	USD	5,076	(9)
Standard Bank	04/15/19	USD	2,697	INR	187,806	8
Standard Bank	04/15/19	USD	2,722	KRW	3,090,195	—
Standard Bank	04/15/19 - 06/04/19	USD	9,400	BRL	35,301	(341)
Standard Bank	04/30/19	USD	1,626	THB	50,849	(23)
Standard Bank	04/30/19	EUR	3,582	HUF	1,131,133	(72)
Standard Bank	04/30/19	THB	1,718	USD	55	1
Standard Bank	07/05/19	THB	89,574	USD	2,818	(13)
Standard Bank	05/02/19	USD	3,450	PEN	11,445	(7)
Standard Bank	05/07/19	PLN	1,653	EUR	383	(1)
Standard Bank	05/21/19	RUB	205,084	USD	3,147	48
Standard Bank	05/31/19 - 06/11/19	MYR	43,060	USD	10,547	(19)
Standard Bank	06/07/19 - 06/19/19	USD	8,109	ZAR	118,329	23
Standard Bank	06/19/19	USD	379	ZAR	5,490	(2)
Standard Bank	06/13/19	INR	192,977	USD	2,740	(16)
Standard Bank	06/19/19	USD	4,898	TRY	28,184	(237)
Standard Bank	07/17/19	UGX	20,462,779	USD	5,360	(43)
Standard Bank	08/07/19 - 09/11/19	USD	2,848	GHS	16,267	210
Standard Bank	08/21/19 - 11/20/19	NGN	2,032,073	USD	5,224	(246)
State Street	04/03/19	USD	4,382	MXN	89,725	243
State Street	04/03/19 - 05/03/19	USD	5,592	EUR	4,925	(55)
State Street	04/03/19	EUR	17,189	USD	19,630	327
State Street	04/03/19	MXN	29,892	USD	1,435	(108)

						$(667)

A list of the open OTC swap agreements held by the Fund at March 31, 2019, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	Argentina	Sell	5.00%	Quarterly	06/20/2023	$(1,895)	$(175)	$132	$(307)
Credit Suisse	Ecuador	Sell	5.00%	Quarterly	12/20/2019	(2,100)	4	(25)	29

							$(171)	$107	$(278)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.845%	6-MONTH HUF - BUBOR	Semi-Annually	10/10/2019	HUF	3,000,000	$(74)	$–	$(74)
Goldman Sachs	1-DAY BRL - CETIP	8.22%	Annually	01/02/2020	BRL	4,194	29	–	29
JPMorgan Chase	1-DAY BRL - CETIP	11.46%	Annually	01/02/2020	BRL	3,649	41	–	41
JPMorgan Chase	1-DAY BRL - CETIP	12.130%	Annually	01/02/2020	BRL	3,480	44	–	44
JPMorgan Chase	1-DAY BRL - CETIP	12.130%	Annually	01/02/2020	BRL	5,738	72	–	72

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	53

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	0.6925%	6-MONTH HUF - BUBOR	Semi-Annually	04/20/2020	HUF	1,750,000	$(58)	$–	$(58)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/04/2021	BRL	10,608	402	–	402
JPMorgan Chase	1-DAY BRL - CETIP	9.11%	Annually	01/04/2021	BRL	3,303	24	–	24
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/04/2021	BRL	4,626	56	–	56
JPMorgan Chase	1-DAY BRL - CETIP	10.89%	Annually	01/04/2021	BRL	170	3	–	3
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/04/2021	BRL	3,557	51	–	51
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/04/2021	BRL	5,815	60	–	60
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/04/2021	BRL	8,089	67	–	67
JPMorgan Chase	1-DAY BRL - CETIP	9.18%	Annually	01/04/2021	BRL	3,419	33	–	33
Goldman Sachs	3M MOSPRIME	9.005% FIXED	Annually	02/21/2021	RUB	1,080,956	124	–	124
Goldman Sachs	28-DAY MXN - TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	(154)	–	(154)
JPMorgan Chase	1.3775%	6-MONTH HUF - BUBOR	Semi-Annually	06/17/2021	HUF	654,998	(60)	–	(60)
Goldman Sachs	6-MONTH PZL - WIBOR	2.208%	Annually	11/16/2021	PEN	6,842	22	–	22
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PEN	11,000	68	–	68
Goldman Sachs	6-MONTH HUF - BUBOR	1.265%	Semi-Annually	01/10/2022	HUF	1,537,322	(86)	–	(86)
	3-MONTH MOSCOW PRIME
Goldman Sachs	OFFERED RATE - RUB	8.11%	Quarterly	03/23/2022	RUB	715,570	(12)	–	(12)
	1-DAY-CLP - SINACOFI CHILE
JPMorgan Chase	INTERBANK RATE AVG	3.430%	Semi-Annually	05/10/2022	CLP	420,527	5	–	5
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(279)	–	(279)
	1-DAY COP - COLUMBIA
	IBR OVERNIGHT
JPMorgan Chase	INTERBANK	5.30%	Quarterly	09/19/2022	COP	9,500,000	54	–	54
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	1,390,000	7	–	7
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	159	–	159
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	194	–	194
Goldman Sachs	7D CNRR007	2.77%	Quarterly	01/09/2024	CNY	20,000	(15)	–	(15)
Goldman Sachs	7D CNRR007	2.86%	Quarterly	03/11/2024	CNY	20,000	–	–	–
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(101)	–	(101)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(86)	–	(86)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(257)	–	(257)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(232)	–	(232)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(134)	–	(134)
Goldman Sachs	8.024%	3-MONTH ZAR - JIBAR	Quarterly	05/18/2028	ZAR	51,000	94	–	94

							$61	$–	$61

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2019, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.45%	1-DAY BRL - CETIP	Annually	01/02/2020	BRL	67,046	$ (111)	$ –	$(111)
2.439%	3-MONTH HUF - BUBOR	Semi-Annually	06/08/2028	HUF	220,205	(36)	–	(36)
2.379%	3-MONTH HUF - BUBOR	Semi-Annually	06/07/2028	HUF	279,795	(41)	–	(41)
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	(12)	–	(12)
28-DAY MXN - TIIE	7.915%	Monthly	01/22/2027	MXN	41,115	(6)	–	(6)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	(6)	–	(6)
28-DAY MXN - TIIE	7.815%	Monthly	02/20/2025	MXN	25,000	(1)	–	(1)
1-DAY BRL - CETIP	12.34%	Annually	01/02/2025	BRL	5,215	162	–	162
1.9992%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PEN	19,000	(13)	–	(13)
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PEN	22,000	(13)	–	(13)
7D CNRR007	2.76%	Quarterly	01/09/2024	CNY	20,000	(20)	–	(20)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	19	–	19
1-DAY BRL - CETIP	11.475%	Annually	01/02/2023	BRL	3,524	78	–	78
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	130,137	(223)	–	(223)

54	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	$(44)	$–	$(44)
28-DAY MXN - TIIE	7.575%	Monthly	01/28/2022	MXN	67,966	(27)	–	(27)
1-DAY BRL - CETIP	9.46%	Annually	01/03/2022	BRL	13,267	128	–	128
6-MONTH PLN - WIBOR	2.263%	Annually	11/12/2021	PEN	7,000	22	–	22
1.785%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2021	PEN	52,500	10	–	10
8.145%	28D MXIBOR	Monthly	01/28/2021	MXN	136,359	(25)	–	(25)
8.125%	28D MXIBOR	Monthly	01/28/2021	MXN	60,000	(10)	–	(10)
8.09%	28D MXIBOR	Monthly	01/28/2021	MXN	133,260	(21)	–	(21)
7.2875%	3-MONTH ZAR - JIBAR	Quarterly	01/07/2021	ZAR	242,639	(44)	–	(44)
1-DAY BRL - CETIP	7.06%	Annually	01/04/2021	BRL	15,395	2	–	2
1-DAY BRL - CETIP	7.065%	Annually	01/04/2021	BRL	30,771	(5)	–	(5)
7.8875%	1-DAY BRL - CETIP	Annually	01/04/2021	BRL	12,602	38	–	38
2.70%	3-MONTH HUF - BUBOR	Semi-Annually	06/13/2028	HUF	453,115	(110)	–	(110)
2.969%	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	900,000	(20)	–	(20)

						$(329)	$–	$(329)

Percentages are based on Net Assets of $1,574,223 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2019.

†	Investment in Affiliated Security (see Note 5).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2019, the value of these securities amounted to $243,616 ($ Thousands), representing 15.5% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at March 31, 2019. The total market value of securities on loan at March 31, 2019 was $36,117 ($ Thousands).

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Securities considered illiquid. The total value of such securities as of March 31, 2019 was $675 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(G)	Security is in default on interest payment.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2019 was $37,170 ($ Thousands).

ARS — Argentine Peso

AUD — Australian Dollar

BADLAR— Buenos Aires Deposits of Large Amount Rate

BRL — Brazilian Real

BUBOR— Budapest Interbank Offered Rate

CETIP— Central of Custody and Financial Settlement of Securities

Cl — Class

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DOP — Dominican Peso

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR— Johannesburg Interbank Agreed Rate

JSC — Joint-Stock Company

KRW — Korean Won

KZT—Kazakhstani Tenge

LIBOR— London Interbank Offered Rate

LKR — Sri Lankan Rupee

L.P. — Limited Partnership

Ltd. — Limited

MosPrime— Moscow Prime Offered Rate

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP— Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukraine Hryvnia

UGX — Ugandan Shilling

USD — United States Dollar

UYU — Uruguayan Peso

WIBOR— Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of March 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$–	$1,504,721	$675	$1,505,396
Affiliated Partnership	–	37,170	–	37,170

Total Investments in Securities	$–	$1,541,891	$675	$1,542,566

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	55

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2019

Emerging Markets Debt Fund (Concluded)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$1,149	$–	$–	$1,149
Unrealized Depreciation	(796)	–	–	(796)
Forwards Contracts*
Unrealized Appreciation	–	6,390	–	6,390
Unrealized Depreciation	–	(7,057)	–	(7,057)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	29	–	29
Unrealized Depreciation	–	(307)	–	(307)
Interest Rate Swaps*
Unrealized Appreciation	–	1,609	–	1,609
Unrealized Depreciation	–	(1,548)	–	(1,548)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	459	–	459
Unrealized Depreciation	–	(788)	–	(788)

Total Other Financial Instruments	$353	$(1,213)	$–	$(860)

(1) Of the $675 ($ Thousands) in Level 3 securities as of March 31, 2019, $675 ($ Thousands) or 0.04% as a percent of net assets are not valued via third party pricing vendors and broker quotes.

If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes. A reconciliation of Level 3 investments is presented when the Fund has significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the six months ended March 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended March 31, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the transactions with affiliates for the six months ended March 31, 2019 ($ Thousands):

Security Description	Value at 9/30/2018	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2019	Income
SEI Liquidity Fund, L.P.	$30,585	$91,697	$(85,124)	$11	$1	$37,170	$30

Totals	$30,585	$91,697	$(85,124)	$11	$1	$37,170	$30

The accompanying notes are an integral part of the financial statements.

56	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2019

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$3,855,922*	$1,688,679*	$468,448	$1,505,396*
Affiliated investments, at value ††	150,597	82,158	–	37,170
Cash	84,432	34,110	9,610	36,780
Cash pledged as collateral for forward foreign currency contracts	–	–	60	240
Cash pledged as collateral for futures contracts	3,232	1,742	198	2,060
Cash pledged as collateral for swap contracts	–	–	188	1,044
Foreign currency, at value †††	6,893	1,861	1,176	11,314
Receivable for fund shares sold	2,272	2,935	335	853
Receivable for investment securities sold	9,313	10,306	4,023	12,149
Dividends and interest receivable	15,533	5,320	2,956	24,098
Unrealized gain on forward foreign currency contracts	–	–	3,502	6,390
Unrealized gain on foreign spot currency contracts	4	5	196	200
Due from broker	–	–	–	863
Swap contracts, at value ††††	–	–	–	1,638
Foreign tax reclaim receivable	9,095	146	–	–
Receivable for variation margin	439	303	101	311
Prepaid expenses	–	25	–	25
Total Assets	4,137,732	1,827,590	490,793	1,640,531
Liabilities:
Payable upon return on securities loaned	92,652	52,581	–	37,177
Payable for investment securities purchased	7,688	8,608	6,137	16,571
Payable for fund shares redeemed	2,497	1,127	358	1,481
Swap contracts, at value ††††	–	–	254	1,856
Payable for variation margin	–	–	94	151
Administration fees payable	1,057	653	184	578
Unrealized loss on foreign currency spot contracts	6	10	10	62
Unrealized loss on forward foreign currency contracts	–	–	1,614	7,057
Trustees fees payable	17	7	2	6
Chief compliance officer fees payable	5	2	1	2
Administrative servicing fees payable	4	–	–	–
Shareholder servicing fees payable	621	341	90	308
Investment advisory fees payable	1,729	1,415	92	830
Accrued expense payable	225	385	65	229
Accrued foreign capital gains tax on appreciated securities	–	960	–	–
Total Liabilities	106,501	66,089	8,901	66,308
Net Assets	$4,031,231	$1,761,501	$481,892	$1,574,223
† Cost of investments	$3,654,960	$1,460,050	$468,912	$1,550,688
†† Cost of affiliated investments	150,594	82,155	–	37,174
††† Cost of foreign currency	6,917	1,853	1,173	11,325
†††† Cost (premiums paid (received))	–	–	(167)	107
* Includes market value of securities on loan	88,396	50,868	–	36,117

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	57

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands) (Concluded)

March 31, 2019

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$ 3,917,210	$ 1,632,557	$ 498,166	$ 1,708,767
Total distributable earnings/(loss)	114,021	128,944	(16,274)	(134,544)
Net Assets	$ 4,031,231	$ 1,761,501	$ 481,892	$ 1,574,223
Net Asset Value, Offering and Redemption Price Per Share — Class F	$ 10.51	$ 11.54	$ 10.22	$ 9.71
	($3,659,631,810 ÷	($1,613,137,917 ÷	($426,350,604 ÷	($1,449,402,505 ÷
	348,052,509 shares)	139,827,212 shares)	41,702,204 shares)	149,274,759 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$ 10.53	N/A	N/A	N/A
($2,181,393 ÷
207,095 shares)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$ 10.50	$ 11.53	$ 10.22	$ 9.70
	($369,417,481 ÷	($148,363,195 ÷	($55,541,516 ÷	($124,820,280 ÷
	35,173,528 shares)	12,865,204 shares)	5,432,112 shares)	12,866,469 shares)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

58	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2019

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:

Dividends	$45,980	$14,026	$–	$–

Income from affiliated investments(1)	1,040	267	–	–

Interest Income	638	307	3,631	51,059

Security lending income — net (1)(2)	972	231	–	30

Less: foreign taxes withheld	(4,116)	(1,672)	–	(799)
Total Investment Income	44,514	13,159	3,631	50,290
Expenses:

Investment advisory fees	9,942	8,946	715	6,544

Administration fees	6,149	3,751	1,073	3,447

Shareholder servicing fees — Class F	4,502	1,971	536	1,781

Shareholder servicing fees — Class I	3	–	–	–

Administrative servicing fees — Class I	3	–	–	–

Custodian/wire agent fees	198	383	37	239

Printing fees	195	86	24	79

Professional fees	98	43	12	39

Registration fees	40	17	4	16

Trustees’ fees	35	15	4	14

Overdraft fees	32	20	3	20

Chief compliance officer fees	10	4	1	4

Other expenses	102	49	68	83
Total Expenses	21,309	15,285	2,477	12,266

Less:

Waiver of investment advisory fees	–	(983)	(109)	(1,783)

Waiver of administration fees	–	–	–	(118)

Waiver of shareholder servicing fees — Class F	(36)	–	–	–
Fees paid indirectly	–	(4)	–	–
Net Expenses	21,273	14,298	2,368	10,365
Net Investment Income (Loss)	23,241	(1,139)	1,263	39,925
Net Realized Gain (Loss) on:

Investments	(69,716)	(54,008)	(680)	(25,043)

Affiliated investments	95	32	–	11

Futures contracts	(7,242)	(599)	1,724	(261)

Swap contracts	–	–	(23)	(71)

Foreign currency transactions	(1,072)	(1,008)	(2,459)	(29,812)

Forward foreign currency contracts	–	–	8,627	(2,914)
Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(212,342)	75,323	11,076	82,460

Affiliated investments	17	3	–	1

Futures contracts	(4,412)	923	126	161

Swap contracts	–	–	78	1,654

Foreign capital gains tax on appreciated securities	–	(538)	–	–

Foreign currency translation of other assets and liabilities denominated in foreign currencies	(280)	24	(7)	17

Forward foreign currency contracts	–	–	(434)	73
Net Increase (Decrease) in Net Assets Resulting from Operations	$(271,711)	$19,013	$19,291	$66,201

(1)	See Note 5 in the Notes to Financial Statements for additional information.

(2)	Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	59

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2019 (Unaudited) and the year ended September 30, 2018

	International Equity Fund		Emerging Markets Equity Fund
	2019	2018	2019	2018
Operations:
Net investment income (loss)	$23,241	$59,195	$(1,139)	$12,301
Net realized gain (loss) on investments and futures contracts	(76,863)	198,895	(54,575)	26,796
Net realized loss on forward foreign currency contracts and foreign currency transactions	(1,072)	(1,351)	(1,008)	(1,413)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(216,737)	(169,355)	76,249	(138,602)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(280)	(177)	24	(12)
Net change in unrealized appreciation (depreciation) on foreign capital tax gains on appreciated securities	–	–	(538)	178
Net Increase (Decrease) in Net Assets Resulting from Operations	(271,711)	87,207	19,013	(100,752)
Dividends:(1)
Class F	(53,543)	(51,106)	(9,542)	(24,002)
Class I	(25)	(29)	N/A	N/A
Class Y	(5,551)	(5,482)	(1,045)	(2,093)
Total Dividends	(59,119)	(56,617)	(10,587)	(26,095)
Capital Share Transactions:
Class F:
Proceeds from shares issued	318,439	756,783	138,263	339,824
Reinvestment of dividends & distributions	49,614	47,452	8,884	22,506
Cost of shares redeemed	(426,823)	(603,276)	(209,946)	(396,610)
Net Increase (Decrease) from Class F Transactions	(58,770)	200,959	(62,799)	(34,280)
Class I:
Proceeds from shares issued	345	445	N/A	N/A
Reinvestment of dividends & distributions	15	17	N/A	N/A
Cost of shares redeemed	(624)	(787)	N/A	N/A
Net Decrease from Class I Transactions	(264)	(325)	N/A	N/A
Class Y:
Proceeds from shares issued	84,933	63,040	38,845	27,272
Reinvestment of dividends & distributions	5,135	5,170	971	1,938
Cost of shares redeemed	(41,599)	(45,309)	(18,496)	(19,938)
Net Increase from Class Y Transactions	48,469	22,901	21,320	9,272
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(10,565)	223,535	(41,479)	(25,008)
Net Increase (Decrease) in Net Assets	(341,395)	254,125	(33,053)	(151,855)
Net Assets:
Beginning of Period	4,372,626	4,118,501	1,794,554	1,946,409
End of Period(2)	$4,031,231	$4,372,626	$1,761,501	$1,794,554
Capital Share Transactions:
Class F:
Shares issued	30,994	65,585	12,621	27,336
Reinvestment of distributions	5,278	4,098	859	1,764
Shares redeemed	(41,873)	(52,335)	(19,140)	(31,382)
Total Class F Transactions	(5,601)	17,348	(5,660)	(2,282)
Class I:
Shares issued	33	38	N/A	N/A
Reinvestment of distributions	2	2	N/A	N/A
Shares redeemed	(62)	(68)	N/A	N/A
Total Class I Transactions	(27)	(28)	N/A	N/A
Class Y:
Shares issued	8,393	5,473	3,521	2,190
Reinvestment of distributions	547	447	94	152
Shares redeemed	(4,061)	(3,898)	(1,685)	(1,562)
Total Class Y Transactions	4,879	2,022	1,930	780
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(749)	19,342	(3,730)	(1,502)

(1)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 11).

(2)	Includes undistributed net investment income of $48,291 and $1,589, respectively, in 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

60	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

	International Fixed Income Fund		Emerging Markets Debt Fund
	2019	2018	2019	2018
Operations:
Net investment income	$1,263	$3,170	$39,925	$80,893
Net realized gain (loss) on investments, futures contracts and swap contracts	1,021	4,132	(25,364)	101
Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions	6,168	15,798	(32,726)	(23,921)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	11,280	(16,664)	84,276	(168,057)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(441)	(91)	90	605
Net Increase (Decrease) in Net Assets Resulting from Operations	19,291	6,345	66,201	(110,379)
Dividends:(1)
Class F	(19,279)	—	—	(82,188)
Class Y	(2,040)	—	—	(6,903)
Total Dividends	(21,319)	—	—	(89,091)
Capital Share Transactions:
Class F:
Proceeds from shares issued	37,694	86,729	119,657	336,208
Reinvestment of dividends & distributions	17,932	—	—	74,710
Cost of shares redeemed	(66,119)	(69,108)	(182,454)	(233,447)
Net Increase (Decrease) from Class F Transactions	(10,493)	17,621	(62,797)	177,471
Class Y:
Proceeds from shares issued	14,104	10,342	24,416	28,991
Reinvestment of dividends & distributions	1,813	—	—	6,442
Cost of shares redeemed	(3,415)	(5,961)	(18,597)	(15,406)
Net Increase from Class Y Transactions	12,502	4,381	5,819	20,027
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	2,009	22,002	(56,978)	197,498
Net Increase (Decrease) in Net Assets	(19)	28,347	9,223	(1,972)
Net Assets:
Beginning of Period	481,911	453,564	1,565,000	1,566,972
End of Period(2)	$481,892	$481,911	$1,574,223	$1,565,000
Capital Share Transactions:
Class F:
Shares issued	3,707	8,460	12,705	33,864
Reinvestment of distributions	1,798	—	—	7,328
Shares redeemed	(6,532)	(6,748)	(19,491)	(23,439)
Total Class F Transactions	(1,027)	1,712	(6,786)	17,753
Class Y:
Shares issued	1,405	1,010	2,584	2,913
Reinvestment of distributions	182	—	—	633
Shares redeemed	(335)	(582)	(1,989)	(1,528)
Total Class Y Transactions	1,252	428	595	2,018
Net Increase (Decrease) in Shares Outstanding from Share Transactions	225	2,140	(6,191)	19,771

(1)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (see Note 11).

(2)	Includes distributions in excess of net investment income of $(4,667) and $(40,703), respectively, in 2018. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	61

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2019 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F(2)
2019@	$11.38	$0.06	$(0.78)	$(0.72)	$(0.15)	$–	$(0.15)	$10.51	(6.06)%	$3,659,632	1.10%(3)	1.10%(3)	1.10%(3)	1.15%	33%
2018	11.29	0.16	0.08	0.24	(0.15)	–	(0.15)	11.38	2.11	4,024,987	1.09(3)	1.09(3)	1.09(3)	1.35	40
2017	9.58	0.13	1.69	1.82	(0.11)	–	(0.11)	11.29	19.23	3,795,858	1.15(3)	1.15(3)	1.15(3)	1.27	57
2016	9.16	0.13	0.39	0.52	(0.10)	–	(0.10)	9.58	5.63	2,729,762	1.27(3)(4)	1.27(3)(4)	1.28(3)(4)	1.36	45
2015	9.94	0.10	(0.69)	(0.59)	(0.19)	–	(0.19)	9.16	(5.98)	2,568,634	1.24(3)	1.24(3)	1.24(3)	1.04	68
2014	9.71	0.18	0.18	0.36	(0.13)	–	(0.13)	9.94	3.66	2,682,482	1.24(3)	1.24(3)	1.24(3)	1.78	60
Class I
2019@	$11.37	$0.04	$(0.76)	$(0.72)	$(0.12)	$–	$(0.12)	$10.53	(6.24)%	$2,181	1.35%(5)	1.35%(5)	1.35%(5)	0.86%	33%
2018	11.27	0.12	0.09	0.21	(0.11)	–	(0.11)	11.37	1.86	2,662	1.34(5)	1.34(5)	1.34(5)	1.06	40
2017	9.55	0.10	1.70	1.80	(0.08)	–	(0.08)	11.27	19.00	2,954	1.40(5)	1.40(5)	1.40(5)	0.96	57
2016	9.15	0.10	0.38	0.48	(0.08)	–	(0.08)	9.55	5.27	4,341	1.52(4)(5)	1.52(4)(5)	1.52(4)(5)	1.09	45
2015	9.92	0.08	(0.69)	(0.61)	(0.16)	–	(0.16)	9.15	(6.18)	4,956	1.49(5)	1.49(5)	1.49(5)	0.76	68
2014	9.70	0.15	0.17	0.32	(0.10)	–	(0.10)	9.92	3.33	5,342	1.49(5)	1.49(5)	1.49(5)	1.48	60
Class Y
2019@	$11.39	$0.08	$(0.79)	$(0.71)	$(0.18)	$–	$(0.18)	$10.50	(6.04)%	$369,418	0.85%(6)	0.85%(6)	0.85%(6)	1.48%	33%
2018	11.31	0.18	0.09	0.27	(0.19)	–	(0.19)	11.39	2.40	344,977	0.84(6)	0.84(6)	0.84(6)	1.60	40
2017	9.59	0.16	1.69	1.85	(0.13)	–	(0.13)	11.31	19.59	319,689	0.90(6)	0.90(6)	0.90(6)	1.53	57
2016	9.18	0.16	0.37	0.53	(0.12)	–	(0.12)	9.59	5.77	168,719	1.02(4)(6)	1.02(4)(6)	1.03(4)(6)	1.70	45
2015(7)	9.39	0.13	(0.34)	(0.21)	–	–	–	9.18	(2.24)	130,379	1.00(6)	1.00(6)	1.00(6)	1.72	68
Emerging Markets Equity Fund
Class F(2)
2019@	$11.47	$(0.01)	$0.15	$0.14	$(0.07)	$–	$(0.07)	$11.54	1.25%	$1,613,138	1.70%(8)	1.70%(8)	1.81%(9)	(0.15)%	48%
2018	12.32	0.08	(0.77)	(0.69)	(0.16)	–	(0.16)	11.47	(5.71)	1,668,960	1.69(8)	1.69(8)	1.80(9)	0.61	70
2017	10.09	0.07	2.24	2.31	(0.08)	–	(0.08)	12.32	23.10	1,821,009	1.74(8)	1.74(8)	1.82(9)	0.65	66
2016	8.43	0.05	1.68	1.73	(0.07)	–	(0.07)	10.09	20.66	1,532,960	1.76(4)(8)	1.76(4)(8)	1.86(4)(9)	0.59	79
2015	10.76	0.07	(2.29)	(2.22)	(0.11)	–	(0.11)	8.43	(20.78)	1,342,618	1.72(8)	1.72(8)	1.82(9)	0.67	67
2014	10.53	0.06	0.22	0.28	(0.05)	–	(0.05)	10.76	2.68	1,958,078	1.96(8)	1.96(8)	2.02(9)	0.58	59
Class Y
2019@	$11.49	$–	$0.14	$0.14	$(0.10)	$–	$(0.10)	$11.53	1.28%	$148,363	1.45%(10)	1.45%(10)	1.56%(11)	0.07%	48%
2018	12.35	0.11	(0.76)	(0.65)	(0.21)	–	(0.21)	11.49	(5.46)	125,594	1.44(10)	1.44(10)	1.55(11)	0.89	70
2017	10.11	0.10	2.24	2.34	(0.10)	–	(0.10)	12.35	23.46	125,400	1.49(10)	1.49(10)	1.57(11)	0.93	66
2016	8.45	0.09	1.66	1.75	(0.09)	–	(0.09)	10.11	20.95	72,218	1.52(4)(10)	1.52(4)(10)	1.62(4)(11)	0.96	79
2015(7)	10.08	0.10	(1.73)	(1.63)	–	–	–	8.45	(16.17)	44,012	1.47(10)	1.47(10)	1.57(11)	1.33	67
International Fixed Income Fund
Class F(2)
2019@	$10.27	$0.03	$0.38	$0.41	$(0.40)	$(0.06)	$(0.46)	$10.22	4.09%	$426,351	1.02%(12)	1.02%(12)	1.06%(13)	0.51%	27%
2018	10.13	0.07	0.07	0.14	–	–	–	10.27	1.38	438,908	1.02(12)	1.02(12)	1.07(13)	0.66	71
2017	10.51	0.07	(0.18)	(0.11)	(0.17)	(0.10)	(0.27)	10.13	(1.03)	415,582	1.02(12)	1.02(12)	1.08(13)	0.66	113
2016	10.38	0.10	0.62	0.72	(0.57)	(0.02)	(0.59)	10.51	7.32	497,157	1.05(4)(12)	1.05(4)(12)	1.11(4)(13)	0.98	106
2015	10.98	0.11	0.11	0.22	(0.82)	–	(0.82)	10.38	2.02	495,957	1.02(12)	1.02(12)	1.07(13)	1.00	78
2014	10.42	0.14	0.48	0.62	(0.06)	–	(0.06)	10.98	5.96	523,784	1.02(12)	1.02(12)	1.20(13)	1.32	104
Class Y
2019@	$10.29	$0.04	$0.38	$0.42	$(0.43)	$(0.06)	$(0.49)	$10.22	4.14%	$55,541	0.77%(14)	0.77%(14)	0.81%(15)	0.75%	27%
2018	10.12	0.09	0.08	0.17	–	–	–	10.29	1.68	43,003	0.77(14)	0.77(14)	0.82(15)	0.91	71
2017	10.50	0.09	(0.17)	(0.08)	(0.20)	(0.10)	(0.30)	10.12	(0.76)	37,982	0.77(14)	0.77(14)	0.83(15)	0.94	113
2016(16)	10.45	0.12	0.55	0.67	(0.60)	(0.02)	(0.62)	10.50	6.79	12,901	0.80(4)(14)	0.80(4)(14)	0.87(4)(15)	1.23	106

62	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2019 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)**	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Emerging Markets Debt Fund
Class F(2)
2019@	$9.30	$0.24	$0.17	$0.41	$—	$—	$—	$9.71	4.41%	$1,449,403	1.36%(17)	1.36%(17)	1.61%(18)	5.17%	62%
2018	10.55	0.51	(1.19)	(0.68)	(0.57)	—	(0.57)	9.30	(6.81)	1,451,128	1.36(17)	1.36(17)	1.61(18)	5.08	80
2017	10.08	0.51	0.17	0.68	(0.21)	—	(0.21)	10.55	6.93	1,458,611	1.36(17)	1.36(17)	1.63(18)	5.06	79
2016	8.66	0.49	0.93	1.42	—	—	—	10.08	16.40	1,453,586	1.39(4)(17)	1.39(4)(17)	1.65(4)(18)	5.30	86
2015	10.20	0.47	(1.81)	(1.34)	(0.19)	(0.01)	(0.20)	8.66	(13.35)	1,227,567	1.36(17)	1.36(17)	1.61(18)	4.91	71
2014	10.38	0.49	(0.29)	0.20	(0.31)	(0.07)	(0.38)	10.20	1.90	1,345,731	1.36(17)	1.36(17)	1.80(18)	4.73	92
Class Y
2019@	$9.28	$0.25	$0.17	$0.42	$—	$—	$—	$9.70	4.53%	$124,820	1.11%(19)	1.11%(19)	1.36%(20)	5.41%	62%
2018	10.57	0.53	(1.18)	(0.65)	(0.64)	—	(0.64)	9.28	(6.57)	113,872	1.11(19)	1.11(19)	1.36(20)	5.34	80
2017	10.12	0.53	0.17	0.70	(0.25)	—	(0.25)	10.57	7.18	108,361	1.11(19)	1.11(19)	1.38(20)	5.31	79
2016	8.67	0.52	0.93	1.45	—	—	—	10.12	16.72	100,566	1.14(4)(19)	1.14(4)(19)	1.40(4)(20)	5.55	86
2015(7)	9.63	0.37	(1.28)	(0.91)	(0.05)	—	(0.05)	8.67	(9.48)	78,383	1.11(19)	1.11(19)	1.36(20)	5.24	71

†	Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. See Note 5 in Notes to Financial Statements

**	See Note 5 in Notes to Financial Statements.

@	For the six-month period ended March 31, 2019. All ratios for the period have been annualized.

(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.

(2)	Effective January 31, 2017, Class A Shares were renamed as Class F Shares.

(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.10%, 1.09%, 1.15%, 1.27%, 1.24% and 1.24% for 2019, 2018, 2017, 2016, 2015 and 2014.

(4)	The expense ratio includes proxy expenses outside the cap.

(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.35%, 1.34%, 1.40%, 1.52%, 1.49% and 1.49% for 2019, 2018, 2017, 2016, 2015 and 2014.

(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.85%, 0.84%, 0.90%, 1.02% and 0.99% for 2019, 2018, 2017, 2016 and 2015.

(7)	Commenced operations on December 31, 2014. All ratios for the period have been annualized.

(8)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.70%, 1.69%, 1.74%, 1.76%, 1.71% and 1.96% for 2019, 2018, 2017, 2016, 2015 and 2014.

(9)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.81%, 1.80%, 1.82%, 1.86%, 1.71% and 2.02% for 2019, 2018, 2017, 2016, 2015 and 2014.

(10)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.45%, 1.45%, 1.49%, 1.52% and 1.46% for 2019, 2018, 2017, 2016 and 2015.

(11)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.56%, 1.55%, 1.58%, 1.62% and 1.46% for 2019, 2018, 2017, 2016 and 2015.

(12)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.02%, 1.02%, 1.02%, 1.05%, 1.02% and 1.02% for 2019, 2018, 2017, 2016, 2015 and 2014.

(13)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.06%, 1.07%, 1.08%, 1.11%, 1.07% and 1.20% for 2019, 2018, 2017, 2016, 2015 and 2014.

(14)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.81%, 0.77%, 0.77% and 0.80% for 2019, 2018, 2017 and 2016.

(15)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 0.81%, 0.82%, 0.83% and 0.87% for 2019, 2018, 2017 and 2016.

(16)	Commenced operations on October 30, 2015. All ratios for the period have been annualized.

(17)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.36%, 1.36%, 1.36%, 1.39%, 1.36%, and 1.36% for 2019, 2018, 2017, 2016, 2015 and 2014.

(18)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.61%, 1.61%, 1.63%, 1.65%, 1.61% and 1.80% for 2019, 2018, 2017, 2016, 2015 and 2014.

(19)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.11%, 1.11%, 1.11%, 1.14% and 1.11% for 2019, 2018, 2017, 2016 and 2015.

(20)	The expense ratio includes overdraft fees. Had this expense been excluded the ratios would have been 1.36%, 1.36%, 1.38%, 1.40% and 1.36% for 2019, 2018, 2017, 2016 and 2015.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	63

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Trust is registered to offer Class F and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the

64	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	65

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2019, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes — Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

66	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2019, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2019, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	67

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

Investments for details regarding open option/swaption contracts as of March 31, 2019, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2019, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-

68	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	69

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

As of March 31, 2019, the International Fixed Income Fund and the Emerging Markets Debt Fund are the sellers (“providing protection”) on a total notional amount of $2.0 million and $4.0 million, respectively. The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Funds are providing protection at balance sheet date are summarized as follows:

International Fixed Income Fund

Written Credit Derivative Contracts	Single Name CDS		CDS Index
Reference Asset	Corp US$	Sovereign US$	ABS US$	Corp US$	Total

Fair value of written credit derivatives	$—	$—	$(255,469)	$42,327	$(213,142)

Maximum potential amount of future payments	—	—	2,012,000	2,340,000	4,352,000

Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—

Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)(1)

0-100	$—	$—	$—	$2,340,000	$—	$2,340,000

>101	—	—	—	—	2,012,000	2,012,000
Total	$—	$—	$—	$2,340,000	$2,012,000	$4,352,000

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

70	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Emerging Markets Debt Fund
Written Credit Derivative Contracts	Single Name CDS				CDS Index
Reference Asset		Corp US$		Sovereign US$		ABS US$		Corp US$		Total
Fair value of written credit derivatives	$	—	$	(177,552)	$	—	$	—	$	(177,552)
Maximum potential amount of future payments		—		3,994,629		—		—		3,994,629
Recourse provisions with the third parties any amounts paid under the credit derivative (including any purchased credit protection)		—		—		—		—		—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event		—		—		—		—		—

1

Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

Maximum Potential Amount of Future Payments by Contract Term
		0-6 Months		6-12 Months		1-5 Years		5-10 Years		>10 Years		Total
Current credit spread* on underlying (in basis points)(1)
0-100	$	—	$	—	$	—	$	—	$	—	$	—
>101		—		2,100,000		1,894,629		—		—		3,994,629
Total	$	—	$	2,100,000	$	1,894,629	$	—	$	—	$	3,994,629

*

The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of March 31, 2019 was as follows:

	Asset Derivatives		Liability Derivatives

	Six months ended March 31, 2019 ($ Thousands)		Six months ended March 31, 2019 ($ Thousands)

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$918*	Net Assets — Unrealized depreciation on futures contracts	$668*
	Net Assets — Unrealized appreciation on swap contracts	50†	Net Assets — Unrealized depreciation on swap contracts	44†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—†	Net Assets — Unrealized depreciation on swap contracts	44†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	3,502	Unrealized loss on forward foreign currency contracts	1,614

Total derivatives not accounted for as hedging instruments		$4,470		$2,370

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	71

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

	Asset Derivatives			Liability Derivatives

	Six months ended March 31, 2019 ($ Thousands)			Six months ended March 31, 2019 ($ Thousands)

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,149	*	Net Assets — Unrealized depreciation on futures contracts	$796	*
	Net Assets — Unrealized appreciation on swap contracts	2,068	†	Net Assets — Unrealized depreciation on swap contracts	2,336	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	29	†	Net Assets — Unrealized depreciation on swap contracts	307	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	6,390		Unrealized loss on forward foreign currency contracts	7,057

Total derivatives not accounted for as hedging instruments		$9,636			$10,496

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2019. Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$184	$—	$—	$184
Foreign exchange contracts	1,540	8,627	—	10,167
Credit contracts	—	—	(23)	(23)
Equity contracts	—	—	—	—
Total	$1,724	$8,627	$(23)	$10,328

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(261)	$—	$77	$(184)
Foreign exchange contracts	—	(2,914)	(236)	(3,150)
Credit contracts	—	—	88	88
Equity contracts	—	—	—	—
Total	$(261)	$(2,914)	$(71)	$(3,246)
Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):
Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$126	$—	$6	$132
Foreign exchange contracts	—	(434)	—	(434)
Credit contracts	—	—	72	72
Total	$126	$(434)	$78	$(230)

72	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$161	$—	$1,728	$1,889
Foreign exchange contracts	—	73	8	81
Credit contracts	—	—	(82)	(82)
Total	$161	$73	$1,654	$1,888

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2019, ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$439	$—	$439	$—	$—	$—
Emerging Markets Equity Fund	303	—	303	—	—	—
International Fixed Income Fund	96	5	101	92	2	94
Emerging Markets Debt Fund	219	92	311	73	78	151

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2019 amounted to $3,232 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2019 amounted to $1,742 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally

SEI Institutional International Trust / Semi-Annual Report /March 31, 2019	73

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

cleared derivative instruments as of March 31, 2019 amounted to $386 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2019 amounted to $3,104 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2019 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
ANZ	$433	$—	$433	$—	$—	$—	$433	$—	$433
Bank of America	17	—	17	29	—	29	(12)	—	(12)
Barclays	30	—	30	96	—	96	(66)	—	(66)
BMO Capital Markets	1	—	1	123	—	123	(122)	—	(122)
BNP Paribas	125	—	125	21	—	21	124	—	124
Brown Brothers Harriman	82	—	82	33	—	33	49	—	—
BT Brokerage	7	—	7	36	—	36	(29)	—	—
Citigroup	359	—	359	15	—	15	344	188	532
Credit Suisse	—	—	—	24	33	57	(57)	—	(57)
Deutsche Bank	—	—	—	—	51	51	(51)	—	(51)
Goldman Sachs	213	—	213	21	170	191	22	—	22
HSBC	26	—	26	57	—	57	(31)	—	(31)
JPMorgan Chase Bank	397	—	397	359	—	359	38	—	38
Morgan Stanley	49	—	49	55	—	55	(6)	—	(6)
National Bank of Australia	73	—	73	615	—	615	(542)	—	(542)
RBC	51	—	51	47	—	47	4	—	4
Royal Bank of Scotland	115	—	115	3	—	3	112	—	112
Standard Chartered	—	—	—	46	—	46	46	—	46
State Street	835	—	835	30	—	30	805	—	805
TD Securities	—	—	—	—	—	—	—	—	—
UBS	689	—	689	2	—	2	687	—	687

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures*
Barclays	$—	$—	$—	$368	$—	$368	$(368)	$—	$(368)
Citigroup	1,388	69	1,457	1,969	—	1,969	(512)	—	(512)
Credit Suisse	—	29	29	—	—	—	29	—	29
Goldman Sachs	1,368	1,031	2,399	1,059	1,125	2,184	215	1,044	1,259
JPMorgan Chase Bank	2,700	509	3,209	2,289	731	3,020	189	—	189
Merrill Lynch	40	—	40	74	—	74	(34)	—	(34)
Standard Chartered	324	—	324	1,137	—	1,137	(813)	—	(813)
State Street	570	—	570	160	—	160	410	—	410

^

Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Excess collateral pledged is not shown for financial reporting purposes.

74	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2019.

The following table discloses the volume of the Fund’s futures contracts, forward foreign currency contracts and swap activity during the period ended March 31, 2019 ($ Thousands):

	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Short	$44,888	$28,430
Ending Notional Balance Short	–	26,743
Interest Contracts
Average Notional Balance Short	110,188	67,103
Ending Notional Balance Short	171,531	69,765
Forward Foreign Currency Contracts:
Average Notional Balance Long	631,033	896,050
Average Notional Balance Short	630,685	896,246
Ending Notional Balance Long	731,708	906,717
Ending Notional Balance Short	729,632	907,315
Swaps:
Credit Contracts
Average Notional Balance Short	6,360	3,995
Ending Notional Balance Short	4,352	3,995
Interest Contracts
Average Notional Balance Long	5,652	270,912
Average Notional Balance Short	–	181,636
Ending Notional Balance Long	11,304	281,016
Ending Notional Balance Short	–	176,768
Foreign Exchange Contracts
Average Notional Balance Short	–	18,397

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I

Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F and Class I Shares will be paid to Distributor, which may then be used by Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	75

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitation for each Fund will be as follows:

		Advisory Fee		Shareholder Servicing Fee		Administrative Servicing Fee	Voluntary Expense Limitations
International Equity Fund
Class F	0.505%		0.25%		–		1.15%
Class I	0.505%		0.25%		0.25%		1.40%
Class Y	0.505%		–		–		0.90%
Emerging Markets Equity Fund*
Class F	1.05%		0.25%		–		N/A
Class Y	1.05%		–		–		N/A
International Fixed Income Fund
Class F	0.30%		0.25%		–		1.02%
Class Y	0.30%		–		–		0.77%
Emerging Markets Debt Fund
Class F	0.85%		0.25%		–		1.36%
Class Y	0.85%		–		–		1.11%

*

Renewed as of January 31, 2019, SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2020 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board.

N/A — Not applicable.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.370%	0.2900%	0.210%	0.130%

Investment Sub-Advisory Agreements — As of March 31, 2019, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Blackcrane Capital, LLC

Causeway Capital Management LLC

INTECH Investment Management LLC

Neuberger Berman Investment Advisers LLC

NWQ Investment Management Company, LLC

WCM Investment Management

Emerging Markets Equity Fund

Delaware Investment Fund Advisers, a series of Macquarie Investment Management Business Trust J O Hambro Capital Management Limited KBI Global Investors (North America) Ltd.

Lazard Asset Management LLC

Neuberger Berman Investment Advisers LLC

Qtron Investments LLC

RWC Asset Advisors (US) LLC

International Fixed Income Fund

AllianceBernstein L.P.

Wellington Management Company, LLP

Colchester Global Investors Ltd.

Emerging Markets Debt Fund

Colchester Global Investors Ltd.

Investec Asset Management Ltd.

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2019 were as follows ($ Thousands):

Emerging Markets Equity Fund	$132

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of

76	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

the Fund’s average daily net assets for the six months ended March 31, 2019 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

Payment to Affiliates—Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending—The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the period ended March 31, 2019, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the six months ended March 31, 2019, were as follows:

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Purchases
U.S. Government	$—	$—	$6,886	$51,036
Other	1,297,323	821,734	106,442	865,513
Sales
U.S. Government	—	—	5,299	44,014
Other	1,440,397	916,548	113,423	792,121

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	77

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2019 (Unaudited)

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income	Long-Term Capital Gain	Total
		($ Thousands)	($ Thousands)	($ Thousands)

International Equity Fund	2018	$56,617	$—	$56,617
	2017	38,555	—	38,555
Emerging Markets Equity Fund	2018	26,095	—	26,095
	2017	12,216	—	12,216
International Fixed Income Fund	2018	—	—	—
	2017	11,706	954	12,660
Emerging Markets Debt Fund	2018	89,091	—	89,091
	2017	30,136	—	30,136

As of September 30, 2018, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($Thousands)	Post October Losses ($Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$58,980	$—	$—	$—	$—	$385,869	$2	$444,851
Emerging Markets Equity Fund	9,156	—	—	(6,818)	—	118,182	(2)	120,518
International Fixed Income Fund	—	1,868	—	—	—	(14,094)	(2,020)	(14,246)
Emerging Markets Debt Fund	—	—	(18,571)	—	(30,026)	(140,851)	(11,297)	(200,745)

Post-October losses represent losses realized on investment transactions from November 1, 2017 through September 30, 2018 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended September 30, 2018, the Funds did not have any capital losses eligible to be carried forward.

During the year ended September 30, 2018, the International Equity Fund, the Emerging Markets Equity Fund and the Emerging Markets Debt Fund utilized capital loss carryforwards to offset capital gains of $195,360, $32,097 and $4,970 ($ Thousands), respectively. The International Equity Fund had expired capital losses in the amount of $489,231 ($ Thousands) for the year ended September 30, 2018.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Short-Term	Long-Term	Total Capital Loss Carryforwards 9/30/2018*
	($ Thousands)	($ Thousands)	($ Thousands)
Emerging Markets Debt Fund	$3,829	$14,742	$18,571

* This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of securities owned at September 30, 2018, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2019, was as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
International Equity Fund	$3,805,554	$463,514	$(262,549)	$200,965
Emerging Markets Equity Fund	1,542,205	309,023	(80,391)	228,632
International Fixed Income Fund	468,912	9,769	(10,233)	(464)

78	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation/ (Depreciation)
	($ Thousands)	($ Thousands)	($ Thousands)	($ Thousands)
Emerging Markets Debt Fund	$1,587,862	$36,760	$(82,056)	$(45,296)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — To the extent a Fund takes positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Fixed Income Market Risk — The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	79

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2019 (Unaudited)

day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, L.P. (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2019 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

International Equity Fund	$88,396	$88,396	$—

Emerging Markets Equity Fund	50,868	50,868	—

Emerging Markets Debt Fund	36,117	36,117	—

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

10.	CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2019, SPTC held of record the following:

Fund	Class F	Class I	Class Y

International Equity Fund	96.81%	40.47%	44.58%

Emerging Markets Equity Fund	94.12%	—%	62.84%

International Fixed Income Fund	96.75%	—%	99.53%

Emerging Markets Debt Fund	98.03%	—%	47.92%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. REGULATORY MATTERS

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2019.

80	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2019

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

•Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$939.40	1.10%	$5.32
Class I	1,000.00	937.60	1.35	6.52
Class Y	1,000.00	939.60	0.85	4.11
Hypothetical 5% Return
Class F	$1,000.00	$1,019.40	1.10%	$5.54
Class I	1,000.00	1,018.20	1.35	6.79
Class Y	1,000.00	1,020.70	0.85	4.28
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$1,012.50	1.70%	$8.53
Class Y	1,000.00	1,012.80	1.45	7.28
Hypothetical 5% Return
Class F	$1,000.00	$1,016.50	1.70%	$8.55
Class Y	1,000.00	1,017.70	1.45	7.29

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$1,040.90	1.02%	$5.19
Class Y	1,000.00	1,041.40	0.77	3.92
Hypothetical 5% Return
Class F	$1,000.00	$1,019.80	1.02%	$5.14
Class Y	1,000.00	1,021.10	0.77	3.88
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$1,044.10	1.36%	$6.93
Class Y	1,000.00	1,045.30	1.11	5.66
Hypothetical 5% Return
Class F	$1,000.00	$1,018.20	1.36%	$6.84
Class Y	1,000.00	1,019.40	1.11	5.59

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	81

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 4-5, 2018 meeting of the Board, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed by the Trustees, including a majority of the Independent Trustees. In addition, the Board approved a brief extension of the Advisory Agreement and certain Sub-Advisory Agreements already in effect (unless operating under an initial

82	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

two-year term) to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and certain Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2019 was held on April 2-3, the Advisory Agreement and certain Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 4-5, 2018 meeting to extend the Advisory Agreement and certain Sub-Advisory Agreements until the April 2-3, 2019 meeting. In evaluating whether to approve the extension of the Advisory Agreement and certain Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 2-3, 2019 meeting, the Board evaluated the Advisory Agreement and the applicable Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement and the applicable Sub-Advisory Agreements at the April 2-3, 2019 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 4-5, 2018 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and the applicable Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund and its voluntary waiver of management and other fees to prevent total Fund operating expenses from exceeding a specified cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the

SEI Institutional International Trust / Semi-Annual Report / March 31, 2019	83

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

84	SEI Institutional International Trust / Semi-Annual Report / March 31, 2019

SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2019

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Susan C. Cote

Hubert L. Harris, Jr.

James B. Taylor

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Glenn Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

SEI-F-031 (3/19)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: June 7, 2019

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: June 7, 2019